Schwab Strategic Trust
Schwab International Equity ETF™

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Australia 6.4%
Adelaide Brighton Ltd.	505,205	1,438,628
AGL Energy Ltd.	701,991	9,994,994
ALS Ltd.	492,191	2,421,203
Alumina Ltd.	2,698,814	4,468,997
Amcor Ltd.	1,236,125	14,114,281
AMP Ltd.	3,214,275	4,832,612
Ansell Ltd.	141,888	2,480,288
APA Group	1,288,766	9,054,223
Aristocrat Leisure Ltd.	680,472	13,729,060
ASX Ltd.	202,327	10,618,805
Atlas Arteria Ltd.	766,475	3,759,849
Aurizon Holdings Ltd.	2,030,424	7,287,116
AusNet Services	2,163,363	2,668,017
Australia & New Zealand Banking Group Ltd.	3,106,627	60,009,645
Bank of Queensland Ltd. (a)	436,715	2,801,872
Bendigo & Adelaide Bank Ltd.	549,276	4,273,754
BHP Group Ltd.	3,183,317	83,281,982
BlueScope Steel Ltd.	575,403	4,201,960
Boral Ltd.	1,218,413	4,583,883
Brambles Ltd.	1,702,216	14,282,295
Caltex Australia Ltd.	295,179	5,397,144
Challenger Ltd.	607,595	3,397,245
CIMIC Group Ltd.	102,694	3,213,203
Coca-Cola Amatil Ltd.	568,277	3,752,253
Cochlear Ltd.	60,483	8,386,576
Coles Group Ltd. *	1,222,053	10,541,407
Commonwealth Bank of Australia	1,911,041	103,952,313
Computershare Ltd.	522,999	6,044,162
Crown Resorts Ltd.	400,764	3,479,196
CSL Ltd.	485,265	69,088,989
CSR Ltd.	666,337	1,842,069
Dexus	1,150,242	10,264,653
Domino's Pizza Enterprises Ltd.	67,719	1,835,006
Downer EDI Ltd.	763,238	3,770,411
DuluxGroup Ltd.	417,427	2,814,055
Evolution Mining Ltd.	1,156,526	3,101,027
Flight Centre Travel Group Ltd.	58,100	1,754,697
Fortescue Metals Group Ltd.	1,728,868	9,642,661
Goodman Group	1,898,998	17,630,656
Harvey Norman Holdings Ltd.	613,399	1,767,973
Healthscope Ltd. (b)	1,693,378	2,892,078
Iluka Resources Ltd.	426,974	2,881,374
Incitec Pivot Ltd.	1,816,336	4,127,710
Insurance Australia Group Ltd.	2,489,708	13,196,204
IOOF Holdings Ltd.	377,040	1,384,530
James Hardie Industries plc	469,346	5,963,918
LendLease Group	622,629	6,147,286
Macquarie Group Ltd.	328,802	27,407,874
Magellan Financial Group Ltd.	140,180	4,218,082
Medibank Pvt Ltd.	3,009,755	6,902,371
Metcash Ltd.	1,103,520	2,255,493
Mirvac Group	3,844,988	8,071,919
Security	Number of Shares	Value ($)
National Australia Bank Ltd.	3,002,751	55,111,274
Newcrest Mining Ltd.	830,461	15,656,222
Northern Star Resources Ltd.	731,357	4,920,257
Nufarm Ltd.	345,305	942,623
Oil Search Ltd.	1,476,230	7,210,781
Orica Ltd.	389,091	5,569,557
Origin Energy Ltd.	1,899,605	9,449,894
Orora Ltd.	1,219,042	2,652,085
OZ Minerals Ltd.	323,916	2,024,315
Perpetual Ltd.	46,435	1,287,221
Platinum Asset Management Ltd.	185,116	586,137
Qantas Airways Ltd.	795,307	3,058,208
QBE Insurance Group Ltd.	1,415,762	11,447,227
Qube Holdings Ltd.	1,389,100	2,714,075
Ramsay Health Care Ltd.	142,393	6,889,217
REA Group Ltd.	55,160	3,400,602
Rio Tinto Ltd.	396,629	27,562,879
Santos Ltd.	1,967,405	9,187,405
Scentre Group	5,453,337	14,357,708
SEEK Ltd.	369,174	5,345,848
Seven Group Holdings Ltd.	143,437	1,864,375
Shopping Centres Australasia Property Group	1,318,349	2,310,948
Sims Metal Management Ltd.	159,937	1,050,501
Sonic Healthcare Ltd.	494,118	8,952,443
South32 Ltd.	5,479,674	12,604,685
Stockland	2,541,264	7,799,966
Suncorp Group Ltd.	1,376,370	12,425,641
Sydney Airport	1,189,237	6,105,564
Tabcorp Holdings Ltd.	2,038,338	6,369,303
Telstra Corp., Ltd.	4,492,071	11,360,008
The GPT Group	1,877,277	7,491,866
The Star Entertainment Grp Ltd.	913,518	2,829,201
TPG Telecom Ltd.	391,549	1,706,381
Transurban Group	2,895,979	27,950,250
Treasury Wine Estates Ltd.	755,832	7,881,356
Vicinity Centres	3,774,239	6,746,652
Vocus Group Ltd. *	633,986	2,016,190
Washington H Soul Pattinson & Co., Ltd.	95,674	1,479,542
Wesfarmers Ltd.	1,208,953	31,033,932
Westpac Banking Corp.	3,706,596	70,469,069
Whitehaven Coal Ltd.	972,041	2,646,771
WiseTech Global Ltd.	110,741	1,869,067
Woodside Petroleum Ltd.	1,009,292	24,768,777
Woolworths Group Ltd.	1,422,216	30,911,441
WorleyParsons Ltd.	371,660	3,393,911
Xero Ltd. *	102,066	4,229,549
		1,105,068,923

Austria 0.2%
ANDRITZ AG	77,476	2,780,000
Erste Group Bank AG *	305,168	10,797,032
OMV AG	149,723	7,022,458
Raiffeisen Bank International AG	141,871	3,291,516
Telekom Austria AG *	169,664	1,287,533
Verbund AG	69,755	3,482,371

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vienna Insurance Group AG Wiener Versicherung Gruppe	39,267	958,282
voestalpine AG	125,952	3,280,088
		32,899,280

Belgium 0.9%
Ackermans & van Haaren N.V.	23,591	3,604,172
Ageas	201,452	9,805,639
Anheuser-Busch InBev S.A.	829,699	67,133,406
Colruyt S.A.	53,067	3,933,675
Groupe Bruxelles Lambert S.A.	80,695	7,504,930
KBC Groep N.V.	292,622	19,193,267
Proximus	152,879	4,420,861
Sofina S.A.	19,823	3,825,947
Solvay S.A.	73,383	6,875,588
Telenet Group Holding N.V.	52,957	2,846,770
UCB S.A.	131,902	10,065,534
Umicore S.A.	222,287	6,613,738
		145,823,527

Canada 7.8%
Agnico Eagle Mines Ltd.	266,369	11,615,099
Alimentation Couche-Tard, Inc., B Shares	454,279	27,873,691
Bank of Montreal	699,281	50,753,348
Barrick Gold Corp.	1,867,591	23,222,283
Bausch Health Cos., Inc. *	382,998	7,949,496
BCE, Inc.	340,404	15,324,349
Brookfield Asset Management, Inc., Class A	920,441	42,212,695
Canadian Imperial Bank of Commerce	479,609	36,360,031
Canadian National Railway Co.	783,054	69,402,715
Canadian Natural Resources Ltd.	1,288,661	34,802,140
Canadian Pacific Railway Ltd.	152,270	33,368,970
Canadian Tire Corp., Ltd., Class A	62,594	6,259,863
Canadian Utilities Ltd., Class A	125,090	3,525,356
Cenovus Energy, Inc.	1,185,751	9,718,264
CGI, Inc. *	261,622	19,065,759
Constellation Software, Inc.	21,720	18,803,328
Dollarama, Inc.	339,108	10,708,278
Enbridge, Inc.	2,158,799	79,459,899
Encana Corp.	1,650,992	8,707,429
Fairfax Financial Holdings Ltd.	28,709	13,166,344
Fortis, Inc.	461,782	17,437,659
Franco-Nevada Corp.	196,938	15,202,640
George Weston Ltd.	75,067	5,606,565
Great-West Lifeco, Inc.	308,574	6,984,514
Husky Energy, Inc.	319,107	2,995,390
Hydro One Ltd.	317,563	5,379,239
IGM Financial, Inc.	86,712	2,352,686
Imperial Oil Ltd.	265,374	7,092,213
Intact Financial Corp.	154,859	13,311,757
Inter Pipeline Ltd.	413,307	6,297,895
Loblaw Cos. Ltd.	203,887	10,460,539
Magna International, Inc.	331,786	14,207,479
Manulife Financial Corp.	2,135,858	35,831,984
Metro, Inc.	256,003	9,341,392
National Bank of Canada	369,692	16,601,821
Nutrien Ltd.	660,255	32,194,696
Pembina Pipeline Corp.	551,329	19,664,978
Power Corp. of Canada	411,651	8,675,151
Power Financial Corp.	268,103	5,917,741
Restaurant Brands International, Inc.	257,265	16,928,985
RioCan Real Estate Investment Trust	333,514	6,433,941
Rogers Communications, Inc., B Shares	382,550	20,122,147
Royal Bank of Canada	1,555,128	116,850,286
Saputo, Inc.	234,703	7,808,966
Security	Number of Shares	Value ($)
Shaw Communications, Inc., B Shares	496,022	10,071,606
Shopify, Inc., Class A *	105,204	28,936,353
SNC-Lavalin Group, Inc.	193,475	3,447,602
Sun Life Financial, Inc.	673,099	26,119,368
Suncor Energy, Inc.	1,728,817	53,262,244
TC Energy Corp.	990,069	48,254,787
Teck Resources Ltd., Class B	542,346	11,020,227
TELUS Corp.	206,839	7,637,697
The Bank of Nova Scotia	1,331,285	67,514,535
The Toronto-Dominion Bank	1,990,732	108,820,989
Thomson Reuters Corp.	219,093	13,921,214
Waste Connections, Inc.	278,383	26,330,967
Wheaton Precious Metals Corp.	480,569	10,625,200
		1,341,962,790

Denmark 1.5%
Ambu A/S, Class B	178,829	2,771,332
AP Moller - Maersk A/S, A Shares	4,339	4,419,127
AP Moller - Maersk A/S, B Shares	7,421	7,951,170
Carlsberg A/S, B Shares	113,809	14,955,449
Chr Hansen Holding A/S	106,269	11,065,773
Coloplast A/S, B Shares	142,336	15,135,778
Danske Bank A/S	712,514	11,695,809
Demant A/S *	126,175	4,215,718
DSV A/S	193,622	17,260,926
Genmab A/S *	60,089	10,289,443
GN Store Nord A/S	145,475	6,833,879
H. Lundbeck A/S	65,881	2,638,681
ISS A/S	199,603	5,604,224
Jyske Bank A/S	74,932	2,839,058
Novo Nordisk A/S, B Shares	1,834,612	86,155,926
Novozymes A/S, B Shares	234,158	10,992,890
Orsted A/S	159,431	12,675,969
Pandora A/S	110,457	4,092,740
Rockwool International A/S, B Shares	6,179	1,574,890
The Drilling Co. of 1972 A/S *	23,836	1,518,817
Tryg A/S	113,915	3,559,605
Vestas Wind Systems A/S	216,642	17,716,070
		255,963,274

Finland 1.0%
Elisa Oyj	153,036	6,807,785
Fortum Oyj	451,705	9,629,230
Huhtamaki Oyj	111,576	4,237,328
Kesko Oyj, B Shares	74,805	3,920,372
Kone Oyj, B Shares	424,933	23,112,714
Metso Oyj	108,673	3,505,838
Neste Oyj	438,628	14,790,639
Nokia Oyj	6,092,009	30,413,068
Nokian Renkaat Oyj *	143,506	4,092,249
Nordea Bank Abp	3,438,262	24,283,589
Orion Oyj, Class B	111,149	3,626,589
Sampo Oyj, A Shares	530,761	22,924,742
Stora Enso Oyj, R Shares	592,240	6,244,567
UPM-Kymmene Oyj	586,084	14,642,565
Wartsila Oyj Abp	491,480	7,166,403
		179,397,678

France 9.0%
Accor S.A.	216,325	7,964,682
Aeroports de Paris	29,458	5,029,024
Air France-KLM *	228,788	1,972,293
Air Liquide S.A.	454,856	56,515,877
Airbus SE	591,674	75,730,875
ALD S.A.	85,935	1,304,274
Alstom S.A.	171,213	7,799,546

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Amundi S.A.	65,868	4,264,541
Arkema S.A.	74,840	6,264,855
Atos SE	102,660	7,804,313
AXA S.A.	2,077,970	51,128,143
BioMerieux	42,952	3,501,220
BNP Paribas S.A.	1,158,203	52,755,061
Bollore S.A.	1,028,663	4,633,307
Bouygues S.A.	222,670	7,773,986
Bureau Veritas S.A.	296,530	6,975,551
Capgemini SE	166,016	18,518,496
Carrefour S.A.	601,007	11,278,291
Casino Guichard Perrachon S.A. (a)	63,052	2,393,827
Cie Generale des Etablissements Michelin S.C.A.	193,401	22,187,417
Cie Plastic Omnium S.A.	74,185	1,702,962
CNP Assurances	197,557	4,224,634
Compagnie de Saint-Gobain	518,788	18,739,484
Covivio	44,375	4,643,288
Credit Agricole S.A. (a)	1,259,077	14,353,229
Danone S.A.	640,595	50,968,686
Dassault Aviation S.A.	2,723	3,389,397
Dassault Systemes S.A.	140,157	20,749,041
Edenred	257,935	11,755,883
Eiffage S.A.	88,983	8,485,960
Electricite de France S.A.	526,597	7,370,377
Elis S.A.	211,750	3,539,455
Engie S.A.	1,773,294	24,602,077
EssilorLuxottica S.A.	312,469	35,916,817
Eurazeo SE	54,669	3,816,664
Eurofins Scientific SE (a)	12,160	5,517,763
Eutelsat Communications S.A.	218,296	3,837,398
Faurecia S.A.	92,519	3,409,469
Gecina S.A.	59,877	8,540,665
Getlink SE	527,214	8,113,389
Hermes International	32,534	21,564,039
ICADE	34,437	2,918,409
Iliad S.A.	26,533	3,058,712
Imerys S.A.	39,473	1,708,445
Ingenico Group S.A.	66,456	5,300,875
Ipsen S.A.	36,739	4,376,498
JCDecaux S.A.	80,597	2,245,332
Kering S.A.	79,805	41,437,266
Klepierre S.A.	215,001	7,300,198
L'Oreal S.A.	258,797	69,329,071
Lagardere S.C.A.	137,055	3,329,454
Legrand S.A.	283,132	18,974,662
LVMH Moet Hennessy Louis Vuitton SE	268,650	101,366,739
Natixis S.A. (a)	877,177	4,016,475
Orange S.A.	2,069,349	32,375,950
Orpea	52,145	5,921,184
Pernod-Ricard S.A.	229,774	40,404,484
Peugeot S.A.	582,211	12,956,275
Publicis Groupe S.A.	234,169	12,760,272
Remy Cointreau S.A.	23,872	3,272,017
Renault S.A.	206,235	12,391,787
Rexel S.A.	313,125	3,374,162
Rubis S.C.A.	92,541	4,607,539
Safran S.A.	349,978	45,902,769
Sanofi	1,171,405	94,298,870
Sartorius Stedim Biotech	23,337	3,227,294
Schneider Electric SE	550,304	43,416,779
SCOR SE	162,016	6,649,382
SEB S.A.	28,959	4,721,169
SES S.A.	368,534	5,552,338
Societe BIC S.A.	29,199	2,274,400
Societe Generale S.A.	764,157	19,125,554
Sodexo S.A.	92,003	10,559,926
STMicroelectronics N.V.	674,554	10,294,386
Suez	395,405	5,276,420
Security	Number of Shares	Value ($)
TechnipFMC plc	496,952	10,411,037
Teleperformance	64,447	12,352,442
Thales S.A.	111,180	12,210,938
Total S.A.	2,690,092	139,812,935
Ubisoft Entertainment S.A. *	91,042	7,442,568
Valeo S.A.	261,891	6,910,730
Veolia Environnement S.A.	532,638	12,292,322
Vinci S.A.	496,871	48,979,265
Vivendi S.A.	1,032,560	27,764,784
Wendel S.A.	32,823	4,169,700
Worldline S.A. *(a)	84,789	5,092,722
		1,553,200,792

Germany 7.0%
1&1 Drillisch AG	58,601	1,786,664
adidas AG	204,548	58,397,740
Allianz SE	454,543	100,726,580
Aroundtown S.A.	769,586	6,519,386
Axel Springer SE	48,018	2,972,418
BASF SE	982,213	64,642,895
Bayer AG	1,003,963	59,093,237
Bayerische Motoren Werke AG	347,327	24,004,462
Beiersdorf AG	108,462	12,455,102
Brenntag AG	171,766	7,958,723
Carl Zeiss Meditec AG	42,253	3,966,881
Commerzbank AG	1,158,529	8,135,926
Continental AG	114,931	15,599,337
Covestro AG	172,229	7,529,156
Daimler AG	929,805	48,112,620
Delivery Hero SE *	121,591	5,223,330
Deutsche Bank AG	2,188,156	14,842,370
Deutsche Boerse AG	199,021	27,445,161
Deutsche Lufthansa AG	253,755	4,821,261
Deutsche Post AG	1,034,734	30,417,617
Deutsche Telekom AG	3,467,161	58,379,470
Deutsche Wohnen SE	383,498	18,055,582
DWS Group GmbH & Co. KGaA	38,515	1,266,116
E.ON SE	2,347,885	24,460,406
Evonik Industries AG	180,536	4,731,761
Fielmann AG	26,671	1,867,954
Fraport AG Frankfurt Airport Services Worldwide	41,191	3,236,034
Fresenius Medical Care AG & Co. KGaA	228,873	16,649,316
Fresenius SE & Co. KGaA	438,618	22,195,229
FUCHS PETROLUB SE	35,560	1,248,228
GEA Group AG	182,539	4,979,535
GRENKE AG	30,270	2,884,033
Hannover Rueck SE	68,285	10,211,734
HeidelbergCement AG	159,151	11,804,412
Hella GmbH & Co. KGaA	50,808	2,346,246
Henkel AG & Co. KGaA	114,280	9,882,200
HOCHTIEF AG	20,122	2,390,287
HUGO BOSS AG	68,470	3,975,207
Infineon Technologies AG	1,226,282	21,978,907
Innogy SE	130,187	5,887,099
K+S AG	205,060	3,472,189
KION Group AG	74,232	4,040,066
Knorr-Bremse AG	54,583	5,994,262
LANXESS AG	102,169	5,108,541
LEG Immobilien AG	68,702	8,184,059
Merck KGaA	144,327	13,905,432
METRO AG	192,455	3,026,063
MTU Aero Engines AG	55,501	11,973,685
Muenchener Rueckversicherungs-Gesellschaft AG	162,621	39,160,937
OSRAM Licht AG	108,383	3,225,943
ProSiebenSat.1 Media SE	252,013	4,088,895
Puma SE	9,304	5,396,499

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
QIAGEN N.V. *	233,695	8,895,881
Rational AG	3,262	2,070,138
Rheinmetall AG	47,023	4,993,728
Rocket Internet SE *	76,620	2,042,326
RTL Group S.A.	46,870	2,239,605
RWE AG	598,352	14,909,059
SAP SE	1,047,439	128,883,749
Scout24 AG	113,051	5,601,000
Siemens AG	825,606	93,326,238
Siemens Healthineers AG	143,389	5,568,527
Suedzucker AG	81,918	1,267,953
Symrise AG	136,111	12,719,492
Talanx AG *	40,267	1,595,632
Telefonica Deutschland Holding AG	790,210	2,211,113
ThyssenKrupp AG	503,212	6,356,151
Uniper SE	204,188	5,713,452
United Internet AG	125,244	4,473,080
Volkswagen AG	34,065	5,394,164
Vonovia SE	553,513	28,965,271
Wacker Chemie AG	21,280	1,680,330
Wirecard AG	125,418	19,580,315
Zalando SE *	152,558	6,041,908
		1,205,186,305

Hong Kong 3.6%
AAC Technologies Holdings, Inc.	773,889	4,115,932
AIA Group Ltd.	13,082,709	122,892,083
ASM Pacific Technology Ltd.	327,439	3,176,019
BOC Aviation Ltd.	243,267	2,027,600
BOC Hong Kong Holdings Ltd.	3,919,634	15,047,539
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	—
Cafe de Coral Holdings Ltd.	194,052	476,681
Cathay Pacific Airways Ltd.	814,536	1,159,386
Champion REIT	2,563,886	2,086,281
China Mengniu Dairy Co., Ltd. *	2,876,253	10,510,060
Chow Tai Fook Jewellery Group Ltd.	1,068,409	912,990
CK Asset Holdings Ltd.	2,874,032	20,783,952
CK Hutchison Holdings Ltd.	2,858,411	26,996,236
CK Infrastructure Holdings Ltd.	677,684	5,233,532
CLP Holdings Ltd.	1,770,723	20,020,865
Dairy Farm International Holdings Ltd.	339,551	2,597,565
First Pacific Co., Ltd.	2,591,201	1,050,949
Galaxy Entertainment Group Ltd.	2,396,233	14,486,413
Great Eagle Holdings Ltd.	359,407	1,592,923
Haitong International Securities Group Ltd.	3,285,976	976,503
Hang Lung Group Ltd.	1,055,713	2,820,872
Hang Lung Properties Ltd.	2,321,813	4,886,126
Hang Seng Bank Ltd.	773,218	19,378,403
Henderson Land Development Co., Ltd.	1,475,388	7,621,049
Hong Kong & China Gas Co., Ltd.	10,970,514	24,234,180
Hong Kong Exchanges & Clearing Ltd.	1,346,803	42,840,447
Hongkong Land Holdings Ltd.	1,248,851	8,142,508
Hysan Development Co., Ltd.	703,596	3,661,314
Jardine Matheson Holdings Ltd.	227,108	14,575,791
Jardine Strategic Holdings Ltd.	200,403	7,483,048
Johnson Electric Holdings Ltd.	308,112	585,529
Kerry Logistics Network Ltd.	663,373	1,077,905
Kerry Properties Ltd.	623,918	2,367,380
L'Occitane International S.A.	740,562	1,320,450
Lenovo Group Ltd.	8,477,494	5,892,742
Li & Fung Ltd.	7,205,001	1,056,782
Lifestyle International Holdings Ltd.	761,672	1,115,227
Link REIT	2,265,179	27,099,348
Melco International Development Ltd.	891,414	1,784,977
MGM China Holdings Ltd.	897,409	1,384,935
Minth Group Ltd.	729,309	2,111,499
MMG Ltd. *	2,741,856	835,788
Security	Number of Shares	Value ($)
MTR Corp. Ltd.	1,574,449	9,628,767
NagaCorp Ltd.	1,445,568	1,653,806
New World Development Co., Ltd.	6,284,811	9,266,240
Nexteer Automotive Group Ltd.	906,124	1,109,462
NWS Holdings Ltd.	1,591,194	3,137,517
PCCW Ltd.	4,903,561	2,789,330
Power Assets Holdings Ltd.	1,438,641	9,945,009
PRADA S.p.A.	553,218	1,552,289
Samsonite International S.A. *	1,582,146	3,248,822
Sands China Ltd.	2,608,582	11,810,990
Semiconductor Manufacturing International Corp. *	3,342,227	4,019,769
Shangri-La Asia Ltd.	1,379,895	1,759,947
Shougang Fushan Resources Group Ltd.	4,507,202	937,018
Shui On Land Ltd.	2,296,946	521,464
Sino Land Co., Ltd.	3,464,397	5,540,879
SJM Holdings Ltd.	2,152,914	2,383,416
Sun Art Retail Group Ltd.	2,506,024	2,186,225
Sun Hung Kai Properties Ltd.	1,541,462	24,398,216
Swire Pacific Ltd., Class A	491,101	5,812,624
Swire Pacific Ltd., Class B	1,182,232	2,231,608
Swire Properties Ltd.	1,166,557	4,805,759
Techtronic Industries Co., Ltd.	1,338,975	8,538,782
The Bank of East Asia Ltd.	1,390,282	4,326,595
The Wharf Holdings Ltd.	1,399,591	3,579,060
Tingyi Cayman Islands Holding Corp.	2,043,281	3,320,099
Towngas China Co., Ltd. *	848,700	639,728
Uni-President China Holdings Ltd.	1,742,605	1,851,388
United Energy Group Ltd. *	9,521,124	1,639,364
Vitasoy International Holdings Ltd.	823,988	4,419,166
VTech Holdings Ltd.	182,641	1,514,137
Want Want China Holdings Ltd.	6,262,108	4,464,634
WH Group Ltd.	9,031,514	8,132,400
Wharf Real Estate Investment Co., Ltd.	1,323,627	9,040,211
Wheelock & Co., Ltd.	903,554	5,981,016
Wynn Macau Ltd.	1,518,569	3,242,227
Xinyi Glass Holdings Ltd.	2,165,576	2,168,186
Xinyi Solar Holdings Ltd.	3,470,142	1,903,133
Yue Yuen Industrial Holdings Ltd.	806,897	2,258,947
		614,178,039

Ireland 0.2%
AIB Group plc	815,660	3,346,683
Bank of Ireland Group plc	982,876	5,259,477
Glanbia plc	220,856	3,669,514
Kerry Group plc, A Shares	154,971	17,873,618
Kingspan Group plc	159,056	8,270,209
		38,419,501

Israel 0.4%
Airport City Ltd. *	104,703	1,870,006
Alony Hetz Properties & Investments Ltd.	153,069	1,949,117
Azrieli Group Ltd.	47,297	2,822,281
Bank Hapoalim B.M.	1,217,437	8,831,636
Bank Leumi Le-Israel	1,611,443	10,868,202
Bezeq The Israeli Telecommunication Corp., Ltd.	2,494,058	1,545,296
Delek Group Ltd.	6,665	1,183,027
Elbit Systems Ltd.	27,411	3,928,593
First International Bank of Israel Ltd. *	82,211	1,984,919
Harel Insurance Investments & Financial Services Ltd.	88,085	669,341
Israel Chemicals Ltd.	747,407	3,775,969
Israel Discount Bank Ltd., A Shares	1,393,140	5,352,617
Mizrahi Tefahot Bank Ltd. *	155,427	3,421,947
Nice Ltd. *	67,935	9,414,508

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Paz Oil Co., Ltd.	14,165	1,971,591
Strauss Group Ltd.	62,608	1,663,473
Teva Pharmaceutical Industries Ltd. *	1,043,913	9,943,673
The Israel Corp., Ltd. *	3,246	720,289
Tower Semiconductor Ltd. *	104,474	1,585,164
		73,501,649

Italy 2.1%
A2A S.p.A.	1,681,823	2,735,307
Assicurazioni Generali S.p.A.	1,395,892	24,444,878
Atlantia S.p.A.	567,680	14,208,068
Banca Mediolanum S.p.A.	341,908	2,274,601
Banco BPM S.p.A. *	1,632,262	3,043,039
Buzzi Unicem S.p.A.	104,247	2,037,000
CNH Industrial N.V.	1,080,852	9,392,282
Davide Campari-Milano S.p.A.	626,672	6,106,914
DiaSorin S.p.A.	24,364	2,485,585
Enel S.p.A.	8,417,409	52,246,271
Eni S.p.A.	2,686,063	40,647,856
EXOR N.V.	112,040	7,019,168
Ferrari N.V.	134,106	19,068,677
Fiat Chrysler Automobiles N.V.	1,206,336	15,375,883
FinecoBank Banca Fineco S.p.A.	533,446	5,514,078
Hera S.p.A.	980,029	3,549,310
Intesa Sanpaolo S.p.A.	16,505,369	33,728,644
Italgas S.p.A.	509,440	3,217,693
Leonardo S.p.A.	413,898	4,585,522
Mediaset S.p.A. *(a)	364,881	1,064,899
Mediobanca S.p.A.	799,595	7,370,590
Moncler S.p.A.	196,462	7,224,606
Pirelli & C S.p.A.	468,955	2,668,294
Poste Italiane S.p.A.	493,591	4,785,289
Prysmian S.p.A.	282,149	4,694,183
Recordati S.p.A.	103,171	4,253,839
Saipem S.p.A. *	612,409	2,615,785
Salvatore Ferragamo Italia S.p.A.	73,664	1,530,932
Snam S.p.A.	2,482,866	12,461,587
Telecom Italia S.p.A. *	10,422,708	5,108,077
Tenaris S.A.	482,326	5,670,414
Terna Rete Elettrica Nazionale S.p.A.	1,544,012	9,404,636
UniCredit S.p.A.	2,415,090	27,418,515
Unione di Banche Italiane S.p.A. (a)	1,063,169	2,711,876
UnipolSai Assicurazioni S.p.A.	670,503	1,630,336
		352,294,634

Japan 22.0%
ABC-Mart, Inc.	27,459	1,714,686
Acom Co., Ltd.	464,772	1,558,158
Advantest Corp.	205,308	4,823,769
Aeon Co., Ltd.	736,635	12,738,036
AEON Financial Service Co., Ltd.	117,979	1,887,447
Aeon Mall Co., Ltd.	122,395	1,798,020
AGC, Inc.	196,495	6,325,121
Aica Kogyo Co., Ltd.	56,777	1,879,929
Ain Holdings, Inc.	35,318	2,699,879
Air Water, Inc.	165,648	2,468,510
Aisin Seiki Co., Ltd.	183,288	6,085,685
Ajinomoto Co., Inc.	516,539	8,786,991
Alfresa Holdings Corp.	183,772	4,629,210
Alps Alpine Co., Ltd.	207,762	3,444,362
Amada Holdings Co., Ltd.	368,688	3,803,183
ANA Holdings, Inc.	114,534	3,835,557
Aoyama Trading Co., Ltd.	58,914	1,136,770
Aozora Bank Ltd.	125,962	3,061,605
Ariake Japan Co., Ltd.	21,375	1,383,986
Asahi Group Holdings Ltd.	417,717	18,378,394
Asahi Intecc Co., Ltd.	108,035	5,532,347
Security	Number of Shares	Value ($)
Asahi Kasei Corp.	1,381,202	14,234,999
Asics Corp.	203,494	2,245,322
Astellas Pharma, Inc.	2,080,954	28,030,350
Autobacs Seven Co., Ltd.	76,497	1,189,288
Azbil Corp.	136,976	3,219,551
Bandai Namco Holdings, Inc.	205,749	10,119,269
Benefit One, Inc.	62,712	1,194,459
Benesse Holdings, Inc.	71,258	1,659,132
Bic Camera, Inc.	162,589	1,695,149
Bridgestone Corp.	668,925	25,007,291
Brother Industries Ltd.	251,945	4,323,035
Calbee, Inc.	79,122	2,244,492
Canon Marketing Japan, Inc.	36,268	774,630
Canon, Inc.	1,088,914	30,739,318
Capcom Co., Ltd.	93,975	1,933,596
Casio Computer Co., Ltd.	229,320	2,557,739
Central Japan Railway Co.	194,178	40,498,833
Chubu Electric Power Co., Inc.	748,075	10,207,443
Chugai Pharmaceutical Co., Ltd.	237,678	15,848,848
Citizen Watch Co., Ltd.	291,197	1,343,677
Coca-Cola Bottlers Japan Holdings, Inc.	154,213	3,505,390
COMSYS Holdings Corp.	124,330	2,987,584
Concordia Financial Group Ltd.	1,242,856	4,761,944
Cosmo Energy Holdings Co., Ltd.	62,836	1,237,332
Cosmos Pharmaceutical Corp.	8,503	1,343,877
Credit Saison Co., Ltd.	172,986	1,864,090
CyberAgent, Inc.	103,562	3,987,006
Dai Nippon Printing Co., Ltd.	315,936	6,852,676
Dai-ichi Life Holdings, Inc.	1,192,466	17,287,050
Daicel Corp.	299,192	2,548,953
Daido Steel Co., Ltd.	41,152	1,449,748
Daifuku Co., Ltd.	97,819	4,928,114
Daiichi Sankyo Co., Ltd.	690,119	33,401,569
Daiichikosho Co., Ltd.	49,700	2,286,452
Daikin Industries Ltd.	284,759	34,698,242
Daishi Hokuetsu Financial Group, Inc.	44,033	1,132,306
Daito Trust Construction Co., Ltd.	75,888	9,879,594
Daiwa House Industry Co., Ltd.	694,773	20,803,196
Daiwa Securities Group, Inc.	1,671,184	7,301,954
DeNA Co., Ltd.	126,395	2,551,765
Denka Co., Ltd.	102,298	2,930,203
Denso Corp.	488,624	18,910,413
Dentsu, Inc.	244,240	7,985,743
DIC Corp.	83,705	2,039,141
Disco Corp.	29,554	4,129,258
DMG Mori Co., Ltd.	108,305	1,348,638
Dowa Holdings Co., Ltd.	50,997	1,592,262
East Japan Railway Co.	396,864	37,685,175
Ebara Corp.	102,679	2,625,254
Eisai Co., Ltd.	288,395	16,954,412
Electric Power Development Co., Ltd.	184,224	4,039,948
Ezaki Glico Co., Ltd.	71,776	3,411,137
FamilyMart UNY Holdings Co., Ltd.	245,454	5,913,955
Fancl Corp.	72,492	1,960,272
FANUC Corp.	209,464	35,642,159
Fast Retailing Co., Ltd.	55,435	32,048,399
FP Corp.	24,112	1,410,188
Fuji Electric Co., Ltd.	129,888	4,342,560
Fuji Oil Holdings, Inc.	50,256	1,522,839
Fuji Seal International, Inc.	56,062	1,949,197
FUJIFILM Holdings Corp.	393,305	18,832,997
Fujikura Ltd.	337,463	1,112,703
Fujitsu Ltd.	203,926	13,814,190
Fukuoka Financial Group, Inc.	174,917	2,998,117
Fukuyama Transporting Co., Ltd.	27,012	965,292
Furukawa Electric Co., Ltd.	68,641	1,835,906
Fuyo General Lease Co., Ltd.	21,371	1,041,240
Glory Ltd.	61,396	1,517,724
GMO internet, Inc.	60,380	940,388

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GMO Payment Gateway, Inc.	46,014	3,093,734
Goldwin, Inc.	22,234	2,834,157
GS Yuasa Corp.	83,000	1,483,795
GungHo Online Entertainment, Inc.	523,256	1,619,286
H2O Retailing Corp.	84,845	918,194
Hakuhodo DY Holdings, Inc.	272,584	4,288,036
Hamamatsu Photonics K.K.	142,269	5,110,284
Hankyu Hanshin Holdings, Inc.	232,812	8,384,020
Haseko Corp.	301,153	3,003,902
Heiwa Corp.	81,104	1,662,044
Hikari Tsushin, Inc.	24,866	5,043,052
Hino Motors Ltd.	282,465	2,239,948
Hirose Electric Co., Ltd.	36,171	3,964,402
HIS Co., Ltd.	34,124	999,441
Hisamitsu Pharmaceutical Co., Inc.	73,489	2,951,066
Hitachi Capital Corp.	54,701	1,158,256
Hitachi Chemical Co., Ltd.	119,209	3,190,618
Hitachi Construction Machinery Co., Ltd.	119,880	2,794,532
Hitachi High-Technologies Corp.	63,842	2,719,496
Hitachi Ltd.	996,317	33,823,850
Hitachi Metals Ltd.	245,929	2,450,796
Hitachi Transport System Ltd.	47,882	1,422,238
Hokkaido Electric Power Co., Inc.	192,866	1,042,711
Hokuhoku Financial Group, Inc.	215,079	2,309,759
Hokuriku Electric Power Co. *	167,614	1,211,853
Honda Motor Co., Ltd.	1,881,250	45,933,168
Horiba Ltd.	37,760	1,763,235
Hoshizaki Corp.	58,441	4,424,453
House Foods Group, Inc.	78,336	3,192,602
Hoya Corp.	391,357	27,242,701
Hulic Co., Ltd.	401,419	3,186,951
Ibiden Co., Ltd.	111,984	1,739,968
Idemitsu Kosan Co., Ltd.	241,009	6,825,721
IHI Corp.	140,080	3,126,077
Iida Group Holdings Co., Ltd.	147,415	2,338,003
Inpex Corp.	1,068,510	8,648,460
Isetan Mitsukoshi Holdings Ltd.	401,771	3,322,960
Isuzu Motors Ltd.	553,720	6,119,862
Ito En Ltd.	59,274	2,806,064
ITOCHU Corp.	1,517,755	27,943,746
Itochu Techno-Solutions Corp.	109,818	2,726,865
Izumi Co., Ltd.	44,191	1,888,522
J Front Retailing Co., Ltd.	268,835	2,810,295
Japan Airlines Co., Ltd.	126,970	3,991,238
Japan Airport Terminal Co., Ltd.	46,472	1,763,432
Japan Exchange Group, Inc.	581,053	9,012,141
Japan Post Bank Co., Ltd.	466,652	4,779,342
Japan Post Holdings Co., Ltd.	1,446,299	16,011,526
Japan Post Insurance Co., Ltd.	205,190	3,915,760
Japan Tobacco, Inc.	1,307,550	30,016,748
JFE Holdings, Inc.	542,034	7,528,319
JGC Corp.	237,818	3,176,018
JSR Corp.	189,449	2,695,820
JTEKT Corp.	243,367	2,582,167
JXTG Holdings, Inc.	3,398,586	16,229,950
K's Holdings Corp.	202,409	1,925,752
Kagome Co., Ltd.	83,786	1,959,315
Kajima Corp.	485,094	6,652,590
Kakaku.com, Inc.	137,115	2,780,817
Kaken Pharmaceutical Co., Ltd.	36,370	1,721,776
Kamigumi Co., Ltd.	116,982	2,762,531
Kandenko Co., Ltd.	118,549	960,839
Kaneka Corp.	58,539	2,021,840
Kansai Mirai Financial Group, Inc.	206,193	1,329,359
Kansai Paint Co., Ltd.	216,702	4,105,512
Kao Corp.	511,198	39,925,941
Kawasaki Heavy Industries Ltd.	166,746	3,736,523
Kawasaki Kisen Kaisha Ltd. *(a)	91,045	1,028,894
KDDI Corp.	1,869,183	48,005,681
Security	Number of Shares	Value ($)
Keihan Holdings Co., Ltd.	104,427	4,506,014
Keikyu Corp.	278,102	4,710,381
Keio Corp.	129,462	8,632,787
Keisei Electric Railway Co., Ltd.	158,251	5,917,560
Kewpie Corp.	126,070	2,822,714
Keyence Corp.	96,959	54,929,294
Kikkoman Corp.	190,856	7,919,008
Kinden Corp.	143,675	2,209,876
Kintetsu Group Holdings Co., Ltd.	192,915	9,239,309
Kirin Holdings Co., Ltd.	856,563	18,578,917
Kissei Pharmaceutical Co., Ltd.	34,114	799,633
Kobayashi Pharmaceutical Co., Ltd.	65,959	4,908,577
Kobe Steel Ltd.	336,930	2,088,454
Koei Tecmo Holdings Co., Ltd.	69,278	1,262,732
Koito Manufacturing Co., Ltd.	124,557	5,781,877
Kokuyo Co., Ltd.	97,920	1,290,569
Komatsu Ltd.	976,191	21,726,600
Konami Holdings Corp.	110,523	5,211,861
Konica Minolta, Inc.	488,700	4,311,993
Kose Corp.	29,830	4,717,302
Kubota Corp.	1,192,748	18,241,382
Kuraray Co., Ltd.	369,779	4,243,561
Kurita Water Industries Ltd.	116,871	2,808,349
Kusuri no Aoki Holdings Co., Ltd.	21,536	1,372,591
Kyocera Corp.	333,497	20,346,158
Kyoritsu Maintenance Co., Ltd.	27,678	1,386,768
Kyowa Exeo Corp.	102,514	2,410,483
Kyowa Hakko Kirin Co., Ltd.	277,865	5,246,357
Kyudenko Corp.	42,622	1,209,079
Kyushu Electric Power Co., Inc.	492,413	4,857,235
Kyushu Financial Group, Inc.	411,733	1,626,834
Kyushu Railway Co.	169,230	5,050,013
Lawson, Inc.	51,942	2,425,475
LINE Corp. *(a)	51,558	1,505,308
Lintec Corp.	53,431	1,057,055
Lion Corp.	265,563	5,146,162
LIXIL Group Corp.	286,290	3,670,418
M3, Inc.	418,010	7,900,129
Mabuchi Motor Co., Ltd.	63,226	2,113,842
Maeda Corp.	166,749	1,356,107
Maeda Road Construction Co., Ltd.	68,538	1,379,282
Makita Corp.	260,510	9,141,544
Marubeni Corp.	1,674,983	10,542,790
Maruha Nichiro Corp.	46,115	1,403,731
Marui Group Co., Ltd.	218,617	4,558,590
Maruichi Steel Tube Ltd.	68,589	1,797,243
Matsui Securities Co., Ltd.	107,611	1,012,926
Matsumotokiyoshi Holdings Co., Ltd.	81,608	2,408,967
Mazda Motor Corp.	626,319	6,123,303
Mebuki Financial Group, Inc.	1,179,929	2,966,803
Medipal Holdings Corp.	171,696	3,717,774
Megmilk Snow Brand Co., Ltd.	53,009	1,053,101
MEIJI Holdings Co., Ltd.	144,074	10,098,118
MINEBEA MITSUMI, Inc.	461,252	6,780,181
Miraca Holdings, Inc.	57,770	1,317,417
MISUMI Group, Inc.	290,094	6,842,558
Mitsubishi Chemical Holdings Corp.	1,368,789	8,967,254
Mitsubishi Corp.	1,382,348	36,069,002
Mitsubishi Electric Corp.	2,120,604	26,572,247
Mitsubishi Estate Co., Ltd.	1,291,556	23,755,352
Mitsubishi Gas Chemical Co., Inc.	193,499	2,414,839
Mitsubishi Heavy Industries Ltd.	311,927	13,683,705
Mitsubishi Logistics Corp.	83,842	2,242,479
Mitsubishi Materials Corp.	161,175	4,205,469
Mitsubishi Motors Corp.	671,750	3,167,727
Mitsubishi Tanabe Pharma Corp.	254,627	3,008,855
Mitsubishi UFJ Financial Group, Inc.	13,558,093	62,573,893
Mitsubishi UFJ Lease & Finance Co., Ltd.	498,654	2,489,251
Mitsui & Co., Ltd.	1,833,046	28,320,835

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mitsui Chemicals, Inc.	197,948	4,351,848
Mitsui Fudosan Co., Ltd.	1,009,534	24,467,775
Mitsui Mining & Smelting Co., Ltd.	59,059	1,251,077
Mitsui OSK Lines Ltd.	123,230	2,628,604
Miura Co., Ltd.	98,853	3,072,796
Mizuho Financial Group, Inc.	27,368,477	38,743,126
Mochida Pharmaceutical Co., Ltd.	27,276	1,246,042
MonotaRO Co., Ltd.	128,840	2,754,203
Morinaga & Co., Ltd.	43,939	1,987,018
Morinaga Milk Industry Co., Ltd.	33,918	1,232,388
MS&AD Insurance Group Holdings, Inc.	523,138	16,603,579
Murata Manufacturing Co., Ltd.	615,624	26,677,513
Nabtesco Corp.	124,192	3,139,830
Nagase & Co., Ltd.	170,492	2,490,447
Nagoya Railroad Co., Ltd.	201,561	5,565,553
Nankai Electric Railway Co., Ltd.	112,929	2,951,808
NEC Corp.	271,872	10,078,607
Nexon Co., Ltd. *	494,530	7,365,001
NGK Insulators Ltd.	288,545	3,917,249
NGK Spark Plug Co., Ltd.	220,011	3,872,356
NH Foods Ltd.	109,861	4,441,997
NHK Spring Co., Ltd.	266,985	1,962,275
Nichirei Corp.	119,721	2,926,452
Nidec Corp.	252,398	31,591,884
Nifco, Inc.	93,463	2,345,721
Nihon Kohden Corp.	82,167	2,364,926
Nihon M&A Center, Inc.	142,453	3,546,401
Nihon Unisys Ltd.	72,712	2,374,064
Nikon Corp.	376,344	5,150,791
Nintendo Co., Ltd.	116,488	41,520,475
Nippo Corp.	59,390	1,159,083
Nippon Electric Glass Co., Ltd.	84,811	2,041,869
Nippon Express Co., Ltd.	80,487	4,292,146
Nippon Gas Co., Ltd.	42,451	1,007,955
Nippon Kayaku Co., Ltd.	180,741	2,084,161
Nippon Paint Holdings Co., Ltd.	171,702	6,800,079
Nippon Paper Industries Co., Ltd.	106,347	1,823,791
Nippon Shinyaku Co., Ltd.	56,810	3,934,711
Nippon Shokubai Co., Ltd.	34,736	2,085,920
Nippon Steel Corp.	847,471	14,100,450
Nippon Telegraph & Telephone Corp.	705,497	31,618,222
Nippon Yusen K.K.	177,036	2,678,979
Nipro Corp.	127,400	1,409,232
Nishi-Nippon Financial Holdings, Inc.	160,922	1,178,291
Nishi-Nippon Railroad Co., Ltd.	85,694	1,871,338
Nissan Chemical Corp.	153,800	6,530,214
Nissan Motor Co., Ltd.	2,108,140	14,263,317
Nisshin Seifun Group, Inc.	282,769	6,573,419
Nisshinbo Holdings, Inc.	158,963	1,103,920
Nissin Foods Holdings Co., Ltd.	71,738	4,347,557
Nitori Holdings Co., Ltd.	79,712	9,489,087
Nitto Denko Corp.	166,481	7,283,304
NOF Corp.	72,606	2,618,029
NOK Corp.	128,063	1,645,387
Nomura Holdings, Inc.	3,590,589	11,319,904
Nomura Real Estate Holdings, Inc.	145,064	2,984,785
Nomura Research Institute Ltd.	113,540	5,552,820
NS Solutions Corp.	40,134	1,251,242
NSK Ltd.	481,117	3,868,433
NTN Corp.	508,705	1,339,992
NTT Data Corp.	665,482	7,968,009
NTT DOCOMO, Inc.	1,293,857	29,738,155
Obayashi Corp.	712,572	6,549,821
Obic Co., Ltd.	72,473	8,764,177
Odakyu Electric Railway Co., Ltd.	323,754	7,991,349
Oji Holdings Corp.	966,079	5,018,361
OKUMA Corp.	34,324	1,678,659
Olympus Corp.	1,219,446	14,432,311
Omron Corp.	204,116	9,700,562
Security	Number of Shares	Value ($)
Ono Pharmaceutical Co., Ltd.	475,065	8,400,873
Open House Co., Ltd.	33,864	1,398,849
Oracle Corp. Japan	34,850	2,436,210
Oriental Land Co., Ltd.	202,631	24,728,167
ORIX Corp.	1,376,168	19,455,841
Osaka Gas Co., Ltd.	425,092	7,544,576
OSG Corp.	86,690	1,640,782
Otsuka Corp.	104,146	4,043,061
Otsuka Holdings Co., Ltd.	447,371	15,022,930
PALTAC Corp.	37,770	1,948,073
Pan Pacific International Holdings Corp.	134,115	8,300,740
Panasonic Corp.	2,276,939	18,135,822
Park24 Co., Ltd.	114,924	2,159,290
Penta-Ocean Construction Co., Ltd.	309,360	1,376,200
PeptiDream, Inc. *	89,566	4,462,833
Persol Holdings Co., Ltd.	187,378	3,990,034
Pigeon Corp.	117,429	4,472,198
Pilot Corp.	24,812	928,950
Pola Orbis Holdings, Inc.	107,669	2,979,925
Rakuten, Inc.	883,601	9,236,815
Recruit Holdings Co., Ltd.	1,293,030	41,300,742
Relo Group, Inc.	108,422	2,905,899
Renesas Electronics Corp. *	752,017	3,428,491
Rengo Co., Ltd.	235,756	1,880,402
Resona Holdings, Inc.	2,355,289	9,976,490
Resorttrust, Inc.	89,655	1,388,899
Ricoh Co., Ltd.	746,308	7,244,841
Rinnai Corp.	40,729	2,670,877
Rohm Co., Ltd.	99,343	6,166,906
Rohto Pharmaceutical Co., Ltd.	107,951	2,942,988
Ryohin Keikaku Co., Ltd.	24,423	4,424,595
Sankyo Co., Ltd.	51,857	1,982,100
Sankyu, Inc.	61,778	3,129,440
Sanrio Co., Ltd.	63,199	1,407,462
Santen Pharmaceutical Co., Ltd.	395,593	5,694,790
Sanwa Holdings Corp.	218,253	2,181,022
Sapporo Holdings Ltd.	69,775	1,451,089
Sawai Pharmaceutical Co., Ltd.	40,543	2,087,362
SBI Holdings, Inc.	234,973	5,434,190
SCREEN Holdings Co., Ltd.	51,951	1,789,516
SCSK Corp.	49,287	2,383,207
Secom Co., Ltd.	210,554	18,013,687
Sega Sammy Holdings, Inc.	208,973	2,478,998
Seibu Holdings, Inc.	220,879	3,698,439
Seiko Epson Corp.	310,195	4,571,144
Seino Holdings Co., Ltd.	166,599	2,120,560
Sekisui Chemical Co., Ltd.	383,799	5,645,195
Sekisui House Ltd.	623,078	9,993,924
Seven & i Holdings Co., Ltd.	835,950	28,225,583
Seven Bank Ltd.	712,749	1,824,953
SG Holdings Co., Ltd.	225,734	6,114,517
Sharp Corp.	197,019	1,792,814
Shikoku Electric Power Co., Inc.	166,481	1,516,461
Shima Seiki Manufacturing Ltd.	40,590	1,118,538
Shimachu Co., Ltd.	45,624	1,031,609
Shimadzu Corp.	300,938	7,541,813
Shimamura Co., Ltd.	24,382	1,863,878
Shimano, Inc.	85,334	13,078,128
Shimizu Corp.	615,031	5,013,147
Shin-Etsu Chemical Co., Ltd.	441,960	36,826,269
Shinsei Bank Ltd.	161,465	2,294,640
Shionogi & Co., Ltd.	304,769	16,673,524
Shiseido Co., Ltd.	415,989	30,010,977
SHO-BOND Holdings Co., Ltd.	28,650	1,986,963
Shochiku Co., Ltd.	13,794	1,614,752
Showa Denko K.K.	156,529	4,306,260
Skylark Holdings Co., Ltd.	204,135	3,606,087
SMC Corp.	62,046	20,441,035
Softbank Corp.	1,746,096	22,675,527

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SoftBank Group Corp.	923,278	87,161,865
Sohgo Security Services Co., Ltd.	74,238	3,589,680
Sojitz Corp.	1,322,611	4,251,358
Sompo Holdings, Inc.	371,452	14,067,793
Sony Corp.	1,369,116	66,290,056
Sony Financial Holdings, Inc.	190,277	4,220,005
Sotetsu Holdings, Inc.	79,736	2,217,847
Square Enix Holdings Co., Ltd.	88,959	3,133,946
Stanley Electric Co., Ltd.	161,342	3,694,186
Subaru Corp.	646,804	15,024,082
Sugi Holdings Co., Ltd.	40,423	1,837,324
SUMCO Corp.	252,338	2,795,879
Sumitomo Bakelite Co., Ltd.	34,548	1,186,867
Sumitomo Chemical Co., Ltd.	1,631,282	7,061,502
Sumitomo Corp.	1,230,008	17,768,985
Sumitomo Dainippon Pharma Co., Ltd.	212,990	4,372,597
Sumitomo Electric Industries Ltd.	819,131	9,894,454
Sumitomo Forestry Co., Ltd.	147,461	1,674,597
Sumitomo Heavy Industries Ltd.	119,417	3,789,008
Sumitomo Metal Mining Co., Ltd.	254,576	6,710,537
Sumitomo Mitsui Financial Group, Inc.	1,422,302	49,556,237
Sumitomo Mitsui Trust Holdings, Inc.	401,262	14,727,415
Sumitomo Osaka Cement Co., Ltd.	36,672	1,425,336
Sumitomo Realty & Development Co., Ltd.	435,120	16,058,262
Sumitomo Rubber Industries Ltd.	205,378	2,277,459
Sundrug Co., Ltd.	70,248	1,761,133
Suntory Beverage & Food Ltd.	133,315	5,543,792
Suzuken Co., Ltd.	81,926	5,047,985
Suzuki Motor Corp.	466,885	22,179,994
Sysmex Corp.	205,818	14,272,196
T&D Holdings, Inc.	609,086	6,369,948
Tadano Ltd.	138,615	1,343,062
Taiheiyo Cement Corp.	129,888	3,840,115
Taisei Corp.	218,350	7,973,822
Taisho Pharmaceutical Holdings Co., Ltd.	45,682	3,740,391
Taiyo Nippon Sanso Corp.	150,624	2,824,503
Taiyo Yuden Co., Ltd.	133,608	2,456,197
Takara Bio, Inc.	47,933	1,025,985
Takara Holdings, Inc.	188,742	2,042,568
Takashimaya Co., Ltd.	173,810	1,842,554
Takeda Pharmaceutical Co., Ltd.	1,639,069	55,387,927
TDK Corp.	130,146	8,870,186
TechnoPro Holdings, Inc.	35,638	1,831,545
Teijin Ltd.	189,389	3,092,670
Terumo Corp.	684,912	19,479,698
The 77 Bank Ltd.	86,114	1,292,801
The Awa Bank Ltd.	48,692	1,192,915
The Bank of Kyoto Ltd.	82,470	3,228,160
The Chiba Bank Ltd.	652,115	3,129,191
The Chugoku Bank Ltd.	214,953	2,023,320
The Chugoku Electric Power Co., Inc.	319,742	4,002,113
The Gunma Bank Ltd.	488,689	1,732,860
The Hachijuni Bank Ltd.	475,772	1,985,031
The Hiroshima Bank Ltd.	368,925	1,892,620
The Iyo Bank Ltd.	294,524	1,516,361
The Japan Steel Works Ltd.	64,534	980,715
The Kansai Electric Power Co., Inc.	805,947	9,393,746
The San-In Godo Bank Ltd.	193,148	1,241,697
The Shiga Bank Ltd.	64,075	1,516,083
The Shizuoka Bank Ltd.	575,526	4,558,622
The Yokohama Rubber Co., Ltd.	110,330	1,843,321
THK Co., Ltd.	131,729	2,701,916
TIS, Inc.	89,726	4,462,541
Tobu Railway Co., Ltd.	218,274	6,352,713
Toda Corp.	292,459	1,613,474
Toho Co., Ltd.	121,089	5,197,096
Toho Gas Co., Ltd.	91,691	3,572,212
Security	Number of Shares	Value ($)
Tohoku Electric Power Co., Inc.	497,982	5,081,870
Tokai Carbon Co., Ltd. (a)	253,001	2,430,394
Tokai Rika Co., Ltd.	57,480	877,751
Tokai Tokyo Financial Holdings, Inc.	263,224	809,734
Tokio Marine Holdings, Inc.	718,656	35,749,123
Tokuyama Corp.	74,264	1,655,251
Tokyo Century Corp.	51,587	2,090,562
Tokyo Electric Power Co. Holdings, Inc. *	1,675,895	8,612,935
Tokyo Electron Ltd.	170,885	23,277,819
Tokyo Gas Co., Ltd.	463,060	11,504,530
Tokyo Tatemono Co., Ltd.	232,948	2,430,855
Tokyu Corp.	535,755	9,503,699
Tokyu Fudosan Holdings Corp.	641,297	3,579,332
Topcon Corp.	120,670	1,543,731
Toppan Printing Co., Ltd.	280,606	4,098,928
Toray Industries, Inc.	1,627,006	11,192,363
Toshiba Corp.	585,764	18,612,810
Tosoh Corp.	318,432	4,041,440
TOTO Ltd.	165,504	6,165,910
Toyo Seikan Group Holdings Ltd.	166,328	3,149,623
Toyo Suisan Kaisha Ltd.	94,044	3,672,545
Toyo Tire Corp.	105,752	1,319,769
Toyobo Co., Ltd.	109,647	1,185,591
Toyoda Gosei Co., Ltd.	80,922	1,415,343
Toyota Boshoku Corp.	68,828	844,383
Toyota Industries Corp.	170,021	8,753,556
Toyota Motor Corp.	2,703,728	158,973,977
Toyota Tsusho Corp.	244,238	7,052,140
Trend Micro, Inc.	126,510	5,680,279
TS Tech Co., Ltd.	56,807	1,390,156
Tsumura & Co.	66,229	1,845,201
Tsuruha Holdings, Inc.	38,224	3,066,369
Ube Industries Ltd.	110,175	2,111,666
Ulvac, Inc.	52,851	1,516,287
Unicharm Corp.	419,030	12,577,654
Ushio, Inc.	124,896	1,569,037
USS Co., Ltd.	246,348	4,680,782
Wacoal Holdings Corp.	73,882	1,838,629
Welcia Holdings Co., Ltd.	57,146	2,005,307
West Japan Railway Co.	197,540	15,464,794
Yahoo Japan Corp.	2,571,768	7,413,893
Yakult Honsha Co., Ltd.	131,934	7,509,575
Yamada Denki Co., Ltd.	829,363	3,880,418
Yamaguchi Financial Group, Inc.	247,132	1,832,293
Yamaha Corp.	176,609	7,945,982
Yamaha Motor Co., Ltd.	305,600	5,243,682
Yamato Holdings Co., Ltd.	384,922	7,803,024
Yamato Kogyo Co., Ltd.	25,112	690,855
Yamazaki Baking Co., Ltd.	141,259	2,121,975
Yaoko Co., Ltd.	23,731	1,136,553
Yaskawa Electric Corp.	281,740	8,173,898
Yokogawa Electric Corp.	250,364	4,872,384
Zenkoku Hosho Co., Ltd.	56,772	2,175,192
Zensho Holdings Co., Ltd.	97,841	2,032,065
Zeon Corp.	174,323	1,647,298
ZOZO, Inc.	186,737	3,212,754
		3,789,420,340

Netherlands 3.0%
Aalberts N.V.	100,340	3,299,628
ABN AMRO Group N.V.	447,776	9,450,667
Adyen N.V. *	10,112	8,122,197
Aegon N.V.	1,876,525	8,565,170
Akzo Nobel N.V.	245,565	20,665,700
ArcelorMittal	671,581	9,923,471
ASML Holding N.V.	430,046	81,132,255
ASR Nederland N.V.	143,169	5,417,992
Boskalis Westminster	85,855	1,931,628

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Galapagos N.V. *	49,159	5,598,551
GrandVision N.V.	61,633	1,314,549
Heineken Holding N.V.	115,775	11,430,631
Heineken N.V.	255,187	26,736,249
ING Groep N.V.	4,176,066	45,116,650
Koninklijke Ahold Delhaize N.V.	1,172,162	26,300,315
Koninklijke DSM N.V.	186,707	20,972,143
Koninklijke KPN N.V.	3,538,531	10,796,379
Koninklijke Philips N.V.	984,846	38,905,074
Koninklijke Vopak N.V.	73,530	3,007,131
NN Group N.V.	380,255	14,415,540
OCI N.V. *	111,175	2,514,924
Randstad N.V.	115,721	5,957,662
Signify N.V.	122,607	3,273,586
Unibail-Rodamco-Westfield	145,460	21,939,338
Unilever N.V. CVA	1,638,542	98,599,115
VEON Ltd. (a)	909,381	2,117,941
Wolters Kluwer N.V.	282,668	19,699,545
		507,204,031

New Zealand 0.3%
a2 Milk Co., Ltd. *	789,779	8,134,117
Air New Zealand Ltd.	506,042	857,645
Auckland International Airport Ltd.	1,000,319	5,715,289
Contact Energy Ltd.	782,227	3,757,924
Fisher & Paykel Healthcare Corp., Ltd.	630,608	6,330,353
Fletcher Building Ltd.	976,717	3,342,534
Kiwi Property Group Ltd.	1,575,455	1,617,463
Mercury NZ Ltd.	743,112	1,864,931
Meridian Energy Ltd.	1,266,295	3,499,842
Ryman Healthcare Ltd.	449,713	3,394,625
SKYCITY Entertainment Group Ltd.	731,435	1,807,019
Spark New Zealand Ltd.	1,938,668	4,821,095
		45,142,837

Norway 0.6%
Adevinta A.S.A., Class A *	72,711	810,360
Adevinta A.S.A., Class B *	180,641	2,003,947
Aker A.S.A., A Shares	27,705	1,590,377
Aker BP A.S.A.	120,755	3,261,057
DNB A.S.A.	1,148,785	19,475,047
Equinor A.S.A. (a)	1,066,611	20,433,604
Gjensidige Forsikring A.S.A.	176,875	3,444,049
Leroy Seafood Group A.S.A.	263,156	1,803,725
Mowi A.S.A. *	453,196	10,509,643
Norsk Hydro A.S.A.	1,431,503	5,007,297
Orkla A.S.A.	798,271	6,908,698
Salmar A.S.A. (a)	54,071	2,470,758
Schibsted A.S.A., B Shares	124,656	3,147,106
Schibsted A.S.A., Class A	72,711	1,918,748
Subsea 7 S.A.	279,211	3,104,772
Telenor A.S.A.	732,412	15,060,307
Yara International A.S.A.	187,397	8,047,126
		108,996,621

Poland 0.3%
Bank Polska Kasa Opieki S.A.	170,170	4,706,580
CD Projekt S.A.	68,921	3,728,126
Cyfrowy Polsat S.A. *	276,952	1,881,649
Dino Polska S.A. *	55,330	1,791,738
Grupa Lotos S.A.	105,625	2,414,647
KGHM Polska Miedz S.A. *	150,157	3,713,323
LPP S.A.	799	1,525,599
mBank S.A. *	13,478	1,412,514
PGE Polska Grupa Energetyczna S.A. *	949,360	2,281,005
Polski Koncern Naftowy Orlen S.A.	333,786	8,409,056
Security	Number of Shares	Value ($)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,840,425	2,682,870
Powszechna Kasa Oszczednosci Bank Polski S.A.	886,681	9,070,964
Powszechny Zaklad Ubezpieczen S.A.	594,010	6,406,225
Santander Bank Polska S.A.	30,895	2,937,058
		52,961,354

Portugal 0.1%
Banco Espirito Santo S.A. *(b)	505,213	—
EDP - Energias de Portugal S.A.	2,428,396	8,819,126
EDP Renovaveis S.A.	172,611	1,711,907
Galp Energia, SGPS, S.A.	541,650	8,136,363
Jeronimo Martins, SGPS, S.A.	265,517	4,031,350
		22,698,746

Republic of Korea 3.7%
Amorepacific Corp.	32,271	4,850,541
AMOREPACIFIC Group	31,307	1,703,496
BGF retail Co., Ltd.	6,742	1,055,826
BNK Financial Group, Inc.	420,176	2,434,473
Celltrion Healthcare Co., Ltd. *	55,695	2,661,051
Celltrion, Inc. *	85,472	13,636,477
Cheil Worldwide, Inc.	82,622	1,831,573
CJ CheilJedang Corp.	8,883	2,092,268
CJ Corp.	15,110	1,287,820
CJ ENM Co., Ltd.	10,279	1,653,755
CJ Logistics Corp. *	9,480	1,269,678
Daelim Industrial Co., Ltd.	29,302	2,546,609
Daewoo Engineering & Construction Co., Ltd. *	193,407	780,352
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	51,281	1,283,209
DB Insurance Co., Ltd.	51,908	2,680,613
DGB Financial Group, Inc.	184,396	1,251,087
Doosan Infracore Co., Ltd. *	155,691	856,307
E-MART, Inc.	24,584	2,972,622
Fila Korea Ltd.	55,428	3,630,350
GS Engineering & Construction Corp.	71,620	2,414,597
GS Holdings Corp.	55,373	2,329,488
GS Retail Co., Ltd.	27,376	781,580
Hana Financial Group, Inc.	309,491	9,433,641
Hankook Tire & Technology Co., Ltd.	80,718	2,372,265
Hanmi Pharm Co., Ltd.	8,893	3,050,458
Hanmi Science Co., Ltd.	17,213	995,865
Hanon Systems	186,785	1,819,385
Hanssem Co., Ltd.	11,188	763,779
Hanwha Aerospace Co., Ltd. *	36,156	907,771
Hanwha Chemical Corp.	98,710	1,711,614
Hanwha Corp.	69,376	1,488,418
Hanwha Life Insurance Co., Ltd.	344,471	928,501
HDC Hyundai Development Co-Engineering & Construction	36,600	1,316,912
Helixmith Co., Ltd. *	14,564	2,382,288
HLB, Inc. *	37,227	2,194,421
Hotel Shilla Co., Ltd.	29,828	2,369,409
Hyundai Department Store Co., Ltd.	15,600	1,108,204
Hyundai Engineering & Construction Co., Ltd.	76,069	3,283,186
Hyundai Glovis Co., Ltd.	21,742	2,966,727
Hyundai Heavy Industries Co., Ltd. *	45,079	4,447,714
Hyundai Heavy Industries Holdings Co., Ltd.	11,673	3,097,378
Hyundai Marine & Fire Insurance Co., Ltd.	81,628	2,107,701
Hyundai Mipo Dockyard Co., Ltd.	30,237	1,219,991

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hyundai Mobis Co., Ltd.	70,331	12,815,372
Hyundai Motor Co.	152,665	17,241,954
Hyundai Steel Co.	79,924	2,738,181
Industrial Bank of Korea	321,925	3,743,943
Kakao Corp.	53,253	5,567,217
Kangwon Land, Inc.	125,382	3,269,050
KB Financial Group, Inc.	425,848	15,662,224
KCC Corp.	6,731	1,458,223
KEPCO Plant Service & Engineering Co., Ltd.	24,000	635,822
Kia Motors Corp.	271,259	8,963,004
Korea Aerospace Industries Ltd.	67,992	1,892,631
Korea Electric Power Corp. *	274,050	5,983,122
Korea Gas Corp.	31,935	1,107,495
Korea Investment Holdings Co., Ltd.	41,200	2,504,728
Korea Zinc Co., Ltd.	12,119	4,447,059
Korean Air Lines Co., Ltd.	49,076	1,300,149
KT&G Corp.	122,311	10,373,172
Kumho Petrochemical Co., Ltd.	19,792	1,592,135
LG Chem Ltd.	48,782	13,640,445
LG Corp.	100,136	6,163,380
LG Display Co., Ltd. *	247,412	3,552,561
LG Electronics, Inc.	120,693	7,965,799
LG Household & Health Care Ltd.	9,642	10,347,196
LG Uplus Corp.	188,848	2,212,133
Lotte Chemical Corp.	15,131	3,278,023
Lotte Corp.	40,982	1,452,213
Lotte Shopping Co., Ltd.	11,749	1,578,504
LS Corp.	20,922	806,382
Mando Corp.	39,605	947,806
Medy-Tox, Inc.	4,415	1,661,603
Mirae Asset Daewoo Co., Ltd.	466,537	2,922,467
NAVER Corp.	145,561	13,628,392
NCSoft Corp.	18,439	7,385,509
Netmarble Corp. *	18,327	1,762,064
NH Investment & Securities Co., Ltd.	132,293	1,499,669
OCI Co., Ltd.	19,652	1,490,113
Orion Corp.	27,877	2,013,118
Ottogi Corp.	1,755	1,047,783
POSCO	74,939	14,945,010
POSCO Chemical Co., Ltd.	22,831	1,042,914
S-1 Corp.	20,961	1,689,694
S-Oil Corp.	44,178	3,097,542
Samsung Biologics Co., Ltd. *	14,005	3,528,004
Samsung C&T Corp.	94,134	7,295,800
Samsung Card Co., Ltd.	32,702	1,010,524
Samsung Electro-Mechanics Co., Ltd.	59,031	4,718,911
Samsung Electronics Co., Ltd.	70,000	2,498,111
Samsung Electronics Co., Ltd. GDR	202,908	181,907,022
Samsung Engineering Co., Ltd. *	198,780	2,787,493
Samsung Fire & Marine Insurance Co., Ltd.	36,874	8,391,010
Samsung Heavy Industries Co., Ltd. *	505,111	3,329,517
Samsung Life Insurance Co., Ltd.	73,873	5,012,124
Samsung SDI Co., Ltd.	58,259	10,689,052
Samsung SDS Co., Ltd.	36,472	6,339,494
Samsung Securities Co., Ltd.	67,984	2,017,998
Shinhan Financial Group Co., Ltd.	491,693	18,352,300
Shinsegae, Inc.	8,112	2,029,873
SillaJen, Inc. *	56,133	2,592,422
SK Holdings Co., Ltd.	37,540	7,297,431
SK Hynix, Inc.	562,768	30,857,965
SK Innovation Co., Ltd.	61,130	8,469,603
SK Telecom Co., Ltd.	26,267	5,525,135
Woongjin Coway Co., Ltd.	65,453	4,402,372
Woori Financial Group, Inc.	628,713	7,338,241
Yuhan Corp.	9,235	1,919,273
		641,704,876

Security	Number of Shares	Value ($)
Singapore 1.2%
Ascendas Real Estate Investment Trust	2,752,445	5,839,459
CapitaLand Commercial Trust	2,802,026	3,929,168
CapitaLand Ltd.	2,687,603	6,287,704
CapitaLand Mall Trust	2,932,736	5,135,244
City Developments Ltd.	542,691	3,241,123
ComfortDelGro Corp., Ltd.	2,151,975	3,846,303
DBS Group Holdings Ltd.	1,934,436	34,139,173
Genting Singapore Ltd.	6,515,821	4,118,694
Golden Agri-Resources Ltd.	9,236,907	1,778,458
Hutchison Port Holdings Trust	5,990,858	1,347,943
Jardine Cycle & Carriage Ltd.	103,066	2,528,818
Keppel Corp., Ltd.	1,522,822	6,671,716
Keppel REIT	1,849,784	1,612,773
Mapletree Commercial Trust	2,208,978	3,065,462
Mapletree Industrial Trust	1,526,724	2,340,529
Mapletree Logistics Trust	2,765,700	2,933,790
Mapletree North Asia Commercial Trust	1,998,712	1,916,881
Olam International Ltd.	677,860	876,660
Oversea-Chinese Banking Corp., Ltd.	3,557,582	27,321,279
SATS Ltd.	728,261	2,682,663
Sembcorp Industries Ltd.	1,223,929	2,143,110
Sembcorp Marine Ltd. *	916,986	932,743
Singapore Airlines Ltd.	570,156	3,773,837
Singapore Exchange Ltd.	889,885	4,771,571
Singapore Post Ltd.	2,096,621	1,409,071
Singapore Press Holdings Ltd.	1,823,507	3,100,233
Singapore Technologies Engineering Ltd.	1,599,703	4,544,512
Singapore Telecommunications Ltd.	8,004,665	18,610,766
Suntec Real Estate Investment Trust	2,193,629	2,900,719
United Overseas Bank Ltd.	1,367,498	23,348,860
UOL Group Ltd.	511,783	2,513,643
Venture Corp., Ltd.	278,372	3,056,055
Wilmar International Ltd.	2,171,820	5,191,476
		197,910,436

Spain 2.6%
Acciona S.A.	23,973	2,560,567
Acerinox S.A.	210,975	1,989,887
ACS, Actividades de Construccion y Servicios S.A.	260,128	10,696,339
Aena SME S.A.	68,252	12,541,738
Amadeus IT Group S.A.	444,916	33,892,356
Banco Bilbao Vizcaya Argentaria S.A.	7,177,455	38,931,229
Banco de Sabadell S.A.	6,105,644	6,757,559
Banco Santander S.A.	17,369,739	76,494,799
Bankia S.A.	1,580,457	3,987,317
Bankinter S.A.	785,993	5,673,895
CaixaBank S.A.	3,807,823	11,702,878
Cellnex Telecom S.A. *	221,671	7,768,751
Corporacion Financiera Alba S.A.	24,910	1,368,492
Enagas S.A.	239,262	6,532,230
Endesa S.A.	366,409	9,109,350
Ferrovial S.A.	519,398	12,380,345
Ferrovial S.A. - Interim Shares *(b)	7,446	177,483
Fomento de Construcciones y Contratas S.A.	78,366	1,011,249
Fomento de Construcciones y Contratas S.A. - Interim Shares *(b)	2,769	35,729
Grifols S.A.	371,171	9,504,860
Iberdrola S.A.	6,621,372	61,345,073
Industria de Diseno Textil S.A.	1,146,697	30,731,619
Inmobiliaria Colonial Socimi S.A.	329,391	3,637,534
Mapfre S.A.	1,024,854	3,001,297
Merlin Properties Socimi S.A.	381,209	5,059,372
Naturgy Energy Group S.A.	341,304	9,709,880
Red Electrica Corp. S.A.	451,469	9,573,889

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Repsol S.A.	1,456,094	23,462,775
Siemens Gamesa Renewable Energy S.A.	244,082	3,794,300
Telefonica S.A.	4,888,501	39,102,168
Zardoya Otis S.A.	232,081	1,765,078
		444,300,038

Sweden 2.2%
Alfa Laval AB	341,070	6,986,466
Assa Abloy AB, B Shares	982,176	19,112,659
Atlas Copco AB, A Shares	675,393	18,160,075
Atlas Copco AB, B Shares	417,695	10,107,506
Boliden AB	288,466	6,556,045
Boliden AB *	288,466	128,590
Castellum AB	298,483	5,653,087
Electrolux AB, Series B	265,738	5,760,281
Elekta AB, B Shares	396,401	5,139,735
Epiroc AB, A Shares	645,933	6,003,786
Epiroc AB, B Shares	440,582	3,981,218
Essity AB, B Shares	659,771	19,306,752
Fastighets AB Balder, B Shares *	103,994	3,367,687
Hennes & Mauritz AB, B Shares	932,298	13,910,217
Hexagon AB, B Shares	266,170	12,341,952
Husqvarna AB, B Shares	461,412	3,845,585
ICA Gruppen AB	92,696	3,684,581
Industrivarden AB, A Shares	238,423	4,905,143
Industrivarden AB, C Shares	154,903	3,120,130
Investment AB Latour, B Shares	127,833	1,704,494
Investor AB, A Shares	135,903	5,868,967
Investor AB, B Shares	502,354	21,657,194
Kinnevik AB, B Shares	270,143	6,869,101
L E Lundbergfortagen AB, B Shares	80,832	2,649,895
Lundin Petroleum AB	192,804	5,242,895
Nibe Industrier AB, B Shares	384,015	4,823,792
Saab AB, Class B	108,163	3,068,551
Sandvik AB	1,146,130	17,648,610
Securitas AB, B Shares	322,662	5,331,253
Skandinaviska Enskilda Banken AB, A Shares	1,552,103	13,741,457
Skanska AB, B Shares	376,058	6,144,351
SKF AB, B Shares	401,660	6,225,029
Svenska Cellulosa AB SCA, B Shares	628,141	4,792,964
Svenska Handelsbanken AB, A Shares	1,622,916	15,947,454
Swedbank AB, A Shares	1,094,106	15,623,188
Swedish Match AB	178,721	8,059,834
Swedish Orphan Biovitrum AB *	190,010	3,376,066
Tele2 AB, B Shares	591,755	8,151,461
Telefonaktiebolaget LM Ericsson, B Shares	3,209,038	30,845,500
Telia Co. AB	2,953,243	12,331,555
Trelleborg AB, B Shares	275,913	3,664,461
Volvo AB, B Shares	1,592,798	22,217,032
		378,056,599

Switzerland 7.7%
ABB Ltd.	1,925,368	35,172,876
Adecco Group AG	166,728	8,947,634
Alcon, Inc. *	465,695	26,959,706
Baloise Holding AG	55,085	9,123,787
Banque Cantonale Vaudoise	3,030	2,256,271
Barry Callebaut AG	2,482	4,853,700
Chocoladefabriken Lindt & Sprungli AG	105	7,829,199
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	1,214	7,917,522
Cie Financiere Richemont S.A.	550,716	40,373,612
Clariant AG *	253,269	4,594,018
Credit Suisse Group AG *	2,749,962	31,139,899
Security	Number of Shares	Value ($)
DKSH Holding AG	35,660	2,169,699
Dufry AG *	35,141	2,865,502
EMS-Chemie Holding AG	7,654	4,565,691
Flughafen Zuerich AG	20,425	3,431,749
Geberit AG	39,744	17,460,728
Georg Fischer AG	4,635	3,912,228
Givaudan S.A.	9,891	26,068,540
Helvetia Holding AG	35,275	4,320,604
Julius Baer Group Ltd. *	234,535	9,249,892
Kuehne & Nagel International AG	53,145	7,035,101
LafargeHolcim Ltd. *	505,872	24,175,838
Logitech International S.A.	156,791	5,702,058
Lonza Group AG *	79,809	24,469,946
Nestle S.A.	3,257,883	322,436,002
Novartis AG	2,353,788	201,482,474
OC Oerlikon Corp. AG	265,660	2,892,058
Pargesa Holding S.A.	43,832	3,231,240
Partners Group Holding AG	17,726	12,388,903
PSP Swiss Property AG	41,285	4,605,236
Roche Holding AG	748,560	195,800,702
Roche Holding AG, Bearer Shares	31,713	8,298,316
Schindler Holding AG	17,732	3,628,022
Schindler Holding AG, Participation Certificate	46,179	9,696,282
SGS S.A.	5,405	13,621,986
Sika AG	148,886	22,040,190
Sonova Holding AG	54,198	12,021,250
Straumann Holding AG	10,994	9,010,741
Sulzer AG	15,665	1,469,397
Swiss Life Holding AG	35,431	16,052,003
Swiss Prime Site AG *	79,691	6,464,966
Swiss Re AG	330,640	31,228,116
Swisscom AG	26,883	12,818,101
Temenos AG *	63,928	11,084,201
The Swatch Group AG	60,140	2,891,455
The Swatch Group AG, Bearer Shares	29,345	7,343,179
UBS Group AG *	3,716,137	42,671,753
Vifor Pharma AG	48,062	6,613,094
Zurich Insurance Group AG	163,497	52,794,975
		1,327,180,442

United Kingdom 14.9%
3i Group plc	1,023,518	13,558,341
Admiral Group plc	220,091	5,720,043
Anglo American plc	1,049,497	25,066,793
Antofagasta plc	381,273	3,761,796
Ashmore Group plc	389,394	2,318,502
Ashtead Group plc	509,777	11,983,051
Associated British Foods plc	374,013	11,634,299
AstraZeneca plc	1,418,894	104,315,845
Auto Trader Group plc	1,030,058	7,781,920
AVEVA Group plc	71,198	3,316,715
Aviva plc	4,203,985	21,438,549
B&M European Value Retail S.A.	855,121	3,801,381
Babcock International Group plc	302,346	1,706,462
BAE Systems plc	3,467,505	19,771,884
Barclays plc	18,635,502	35,077,255
Barratt Developments plc	1,118,630	7,867,360
Bellway plc	143,072	4,942,789
Berkeley Group Holdings plc	131,178	5,780,172
BHP Group plc	2,255,379	50,730,457
BP plc	21,438,128	145,938,335
British American Tobacco plc	2,470,331	85,935,495
BT Group plc	9,094,455	22,210,031
Bunzl plc	356,839	9,512,420
Burberry Group plc	428,808	9,160,959
Capital & Counties Properties plc	734,313	2,013,949
Carnival plc	173,864	8,568,302

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Centrica plc	6,046,875	7,127,609
Cineworld Group plc	1,096,332	4,094,323
Cobham plc *	2,577,625	3,241,041
Coca-Cola HBC AG *	215,732	7,754,833
Compass Group plc	1,708,004	38,545,311
ConvaTec Group plc	1,591,165	2,798,681
CRH plc	885,103	27,521,450
Croda International plc	128,185	8,191,313
CYBG plc	1,253,534	2,891,316
DCC plc	106,247	8,905,261
Derwent London plc	112,122	4,544,805
Diageo plc	2,563,753	107,458,676
Direct Line Insurance Group plc	1,512,028	6,031,730
DS Smith plc	1,395,015	5,556,154
easyJet plc	238,405	2,617,831
Evraz plc	510,346	3,782,251
Experian plc	1,005,543	30,252,510
Ferguson plc *	250,443	16,174,333
Flutter Entertainment plc	85,901	6,093,414
Fresnillo plc	218,309	2,113,203
G4S plc	1,671,445	4,409,300
GlaxoSmithKline plc	5,269,858	101,425,300
Glencore plc *	12,165,015	39,044,933
GVC Holdings plc	623,152	4,707,812
Halma plc	411,674	9,422,749
Hammerson plc	794,142	2,711,537
Hargreaves Lansdown plc	295,826	8,448,986
Hikma Pharmaceuticals plc	188,380	3,751,459
Hiscox Ltd.	304,787	6,284,751
Howden Joinery Group plc	656,170	4,155,032
HSBC Holdings plc	21,730,813	176,689,755
IMI plc	347,236	3,965,165
Imperial Brands plc	1,034,388	24,966,669
Inchcape plc	474,376	3,503,714
Informa plc	1,317,244	12,893,534
InterContinental Hotels Group plc	193,185	12,430,182
International Consolidated Airlines Group S.A.	901,091	5,123,300
Intertek Group plc	172,245	11,497,488
Investec plc	695,085	4,039,628
ITV plc	3,988,137	5,391,079
J Sainsbury plc	1,782,304	4,495,078
JD Sports Fashion plc	401,068	3,117,961
John Wood Group plc	751,934	3,707,549
Johnson Matthey plc	204,490	7,974,450
Just Eat plc *	629,801	4,778,683
KAZ Minerals plc	242,727	1,559,647
Kingfisher plc	2,343,190	6,317,229
Land Securities Group plc	743,656	7,766,500
Legal & General Group plc	6,350,075	20,537,324
Lloyds Banking Group plc	76,294,425	55,062,066
London Stock Exchange Group plc	332,722	22,159,129
Marks & Spencer Group plc	1,990,210	5,649,053
Mediclinic International plc	418,037	1,591,219
Meggitt plc	858,469	5,308,362
Melrose Industries plc	5,377,100	11,111,377
Merlin Entertainments plc	798,394	3,814,867
Micro Focus International plc	360,693	8,714,107
Mondi plc	398,054	8,227,998
National Grid plc (a)	3,655,755	36,529,950
Next plc	144,029	10,459,997
NMC Health plc	105,309	2,990,440
Ocado Group plc *	492,452	7,414,099
Pearson plc	917,792	9,103,897
Pennon Group plc	458,056	4,234,166
Persimmon plc	338,899	8,402,006
Phoenix Group Holdings plc	575,378	4,866,860
Polymetal International plc	296,782	3,179,544
Prudential plc	2,815,740	55,984,818
Security	Number of Shares	Value ($)
Quilter plc	2,339,333	3,899,679
Reckitt Benckiser Group plc	677,583	54,213,540
RELX plc	2,028,239	47,101,526
Renishaw plc	36,434	1,795,527
Rentokil Initial plc	2,012,140	9,510,379
Rightmove plc	976,473	7,121,099
Rio Tinto plc	1,197,585	68,475,563
Rolls-Royce Holdings plc *	1,807,754	19,595,039
Royal Bank of Scotland Group plc	4,903,017	13,206,151
Royal Dutch Shell plc, A Shares	4,827,486	149,741,089
Royal Dutch Shell plc, B Shares	4,039,575	125,937,753
Royal Mail plc	974,862	2,521,325
RPC Group plc	510,226	5,075,257
RSA Insurance Group plc	1,114,894	7,765,203
Schroders plc	117,739	4,331,744
Segro plc	1,139,097	10,015,567
Severn Trent plc	248,189	6,225,066
Smith & Nephew plc	943,214	19,782,078
Smiths Group plc	411,132	7,464,537
Smurfit Kappa Group plc	249,795	6,926,515
Spirax-Sarco Engineering plc	80,197	8,450,312
SSE plc	1,109,470	15,081,484
St. James's Place plc	556,175	7,335,995
Standard Chartered plc	2,915,391	25,244,217
Standard Life Aberdeen plc	2,725,181	9,181,268
Tate & Lyle plc	508,670	4,630,224
Taylor Wimpey plc	3,463,927	7,214,705
Tesco plc	10,424,526	29,746,857
The British Land Co. plc	1,008,136	6,785,295
The Sage Group plc	1,169,632	11,012,304
The Weir Group plc	273,366	5,064,892
Travis Perkins plc	279,278	4,336,664
TUI AG	503,872	4,636,085
Unilever plc	1,183,796	72,170,765
United Utilities Group plc	729,539	7,332,180
Vodafone Group plc	28,760,131	46,913,799
Whitbread plc	195,803	11,426,381
Wm Morrison Supermarkets plc	2,323,727	5,765,392
WPP plc	1,305,122	15,482,510
		2,558,045,865
Total Common Stock
(Cost $16,678,009,705)		16,971,518,577

Preferred Stock 0.6% of net assets

Germany 0.4%
Bayerische Motoren Werke AG	57,190	3,377,673
FUCHS PETROLUB SE	73,898	2,877,247
Henkel AG & Co. KGaA	194,928	17,764,092
Porsche Automobil Holding SE	165,816	10,306,866
RWE AG	21,049	523,068
Sartorius AG	37,151	7,037,868
Volkswagen AG	198,771	30,899,319
		72,786,133

Italy 0.0%
Telecom Italia S.p.A. - RSP	7,735,959	3,607,707

Republic of Korea 0.2%
Amorepacific Corp.	13,362	1,117,520
CJ Corp. *	2,266	50,891
Hyundai Motor Co., Ltd.	28,628	1,884,655
Hyundai Motor Co., Ltd. 2nd	40,291	2,899,436
LG Chem Ltd.	9,801	1,596,603

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LG Household & Health Care Ltd.	2,305	1,410,987
Samsung Electronics Co., Ltd.	817,235	23,880,912
		32,841,004

Spain 0.0%
Grifols S.A., B Shares	254,072	4,496,028

United Kingdom 0.0%
Rolls-Royce Holdings plc *(b)	125,624,134	158,337
Total Preferred Stock
(Cost $120,124,532)		113,889,209

Rights 0.0% of net assets

United Kingdom 0.0%
Marks & Spencer Group plc expires 06/12/19 *	342,081	168,152
Total Rights
(Cost $—)		168,152

Other Investment Companies 0.6% of net assets

United States 0.6%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (c)	14,574,089	14,574,089
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 2.30% (c)	86,999,347	86,999,347
Total Other Investment Companies
(Cost $101,573,436)		101,573,436

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/21/19	969	88,077,255	(1,852,500)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $82,329,077.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$14,785,272,831	$—	$—	$14,785,272,831
Australia	1,102,176,845	—	2,892,078	1,105,068,923
Hong Kong	614,178,039	—	—*	614,178,039
Portugal	22,698,746	—	—*	22,698,746
Spain	444,086,826	—	213,212	444,300,038
Preferred Stock[1]	80,889,868	—	—	80,889,868
Republic of Korea	32,790,113	—	50,891	32,841,004
United Kingdom	—	—	158,337	158,337
Rights[1]	168,152	—	—	168,152
Other Investment Companies[1]	101,573,436	—	—	101,573,436
Liabilities
Futures Contracts[2]	(1,852,500)	—	—	(1,852,500)
Total	$17,181,982,356	$—	$3,314,518	$17,185,296,874
*	Level 3 amount shown includes securities determined to have no value at May 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Australia 6.4%
A2B Australia Ltd.	134,659	166,071
Abacus Property Group	416,328	1,104,774
Accent Group Ltd.	403,471	415,124
Afterpay Touch Group Ltd. *(a)	214,937	3,596,396
Altium Ltd.	134,949	2,891,937
Appen Ltd.	122,358	2,206,712
ARB Corp., Ltd.	82,392	1,063,499
Ardent Leisure Group Ltd.	616,765	514,927
Arena REIT	355,669	677,669
Asaleo Care Ltd. *	504,669	305,952
Aurelia Metals Ltd. *	955,033	410,251
Ausdrill Ltd.	833,812	846,340
Australian Agricultural Co., Ltd. *	558,411	429,454
Australian Pharmaceutical Industries Ltd.	476,031	428,764
Automotive Holdings Group Ltd.	290,248	589,218
Aventus Group	467,672	748,501
Aveo Group	551,189	817,247
Bapcor Ltd.	346,410	1,430,460
Beach Energy Ltd.	2,169,057	2,727,638
Bega Cheese Ltd. (a)	256,368	838,388
Bellamy's Australia Ltd. *(a)	87,659	519,888
Bingo Industries Ltd.	477,635	610,565
Blackmores Ltd. (a)	16,116	1,056,077
Breville Group Ltd.	159,032	1,859,928
Brickworks Ltd.	81,372	919,535
BWP Trust	593,891	1,481,318
BWX Ltd. (a)	158,638	181,905
Cardno Ltd. *	477,174	300,855
carsales.com Ltd.	272,056	2,559,748
Cedar Woods Properties Ltd.	73,464	300,307
Centuria Industrial REIT	277,492	588,317
Charter Hall Education Trust	294,800	741,435
Charter Hall Group	570,239	4,085,231
Charter Hall Long Wale REIT	346,151	1,177,569
Charter Hall Retail REIT	407,320	1,247,375
Cleanaway Waste Management Ltd.	1,684,161	2,602,122
Clinuvel Pharmaceuticals Ltd. (a)	46,119	1,102,078
Collins Foods Ltd.	130,041	716,286
Cooper Energy Ltd. *	1,688,646	625,938
Corporate Travel Management Ltd.	102,195	1,613,664
Costa Group Holdings Ltd.	370,726	1,014,587
Credit Corp. Group Ltd.	46,420	800,836
Cromwell Property Group	2,039,917	1,632,427
Dacian Gold Ltd. *	269,733	296,212
Eclipx Group Ltd.	360,814	279,989
Elders Ltd.	140,124	550,471
Emeco Holdings Ltd. *	380,516	475,871
ERM Power Ltd.	174,906	232,673
Estia Health Ltd.	302,156	565,242
FlexiGroup Ltd.	387,959	486,523
Freedom Foods Group Ltd.	119,505	435,523
G.U.D. Holdings Ltd.	104,961	759,220
G8 Education Ltd.	575,680	1,184,614
Security	Number of Shares	Value ($)
Galaxy Resources Ltd. *(a)	506,442	550,895
GDI Property Group	530,133	486,676
Genworth Mortgage Insurance Australia Ltd.	255,225	477,448
Gold Road Resources Ltd. *	989,094	681,867
GrainCorp Ltd., Class A	283,741	1,517,674
Growthpoint Properties Australia Ltd.	315,410	917,834
GWA Group Ltd.	309,467	750,450
Healius Ltd.	709,005	1,552,300
Hotel Property Investments	178,415	428,943
HT&E Ltd.	319,696	410,885
HUB24 Ltd. (a)	53,962	510,714
IDP Education Ltd.	155,129	1,836,852
IMF Bentham Ltd. *	232,426	431,577
Independence Group NL	598,645	1,849,879
Infigen Energy *	809,691	272,082
Ingenia Communities Group	301,312	665,957
Inghams Group Ltd.	240,978	701,239
InvoCare Ltd. (a)	134,119	1,452,407
IPH Ltd.	175,823	832,023
IRESS Ltd.	206,930	1,951,285
Japara Healthcare Ltd.	307,505	294,016
JB Hi-Fi Ltd. (a)	139,617	2,720,150
Kidman Resources Ltd. *	465,154	605,890
Link Administration Holdings Ltd.	652,664	2,699,623
Liquefied Natural Gas Ltd. *(a)	850,918	179,815
Lovisa Holdings Ltd. (a)	67,064	529,704
Lynas Corp., Ltd. *	826,563	1,746,687
MACA Ltd.	346,128	237,417
Mayne Pharma Group Ltd. *	1,943,611	747,380
McMillan Shakespeare Ltd.	68,046	609,594
Mesoblast Ltd. *(a)	543,733	523,648
Mineral Resources Ltd.	168,076	1,749,101
Monadelphous Group Ltd.	106,955	1,413,159
Mount Gibson Iron Ltd.	852,861	720,904
Myer Holdings Ltd. *	1,105,017	512,959
Nanosonics Ltd. *	318,071	991,690
Navigator Global Investments Ltd.	156,444	410,807
Navitas Ltd.	361,687	1,448,438
nearmap Ltd. *	440,347	1,034,270
Netwealth Group Ltd.	108,146	711,825
New Century Resources Ltd. *	554,184	266,857
New Hope Corp., Ltd.	276,063	503,041
New South Resources Ltd. *	784,451	907,656
NEXTDC Ltd. *	414,997	1,889,076
nib Holdings Ltd.	571,478	2,712,247
Nine Entertainment Co. Holdings Ltd.	1,803,412	2,598,947
NRW Holdings Ltd.	466,787	886,153
OFX Group Ltd.	294,437	317,221
oOh!media Ltd.	251,859	738,137
Orocobre Ltd. *(a)	280,679	620,354
Pact Group Holdings Ltd.	248,869	391,414
Pendal Group Ltd.	330,565	1,662,772
Perseus Mining Ltd. *	1,200,214	378,364
Pilbara Minerals Ltd. *(a)	2,022,339	1,008,848
Premier Investments Ltd.	97,305	1,163,631
Pro Medicus Ltd.	50,738	798,695

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Quintis Ltd. *(a)(b)	227,692	—
Regis Healthcare Ltd.	169,721	356,301
Regis Resources Ltd.	615,135	1,896,573
Reliance Worldwide Corp., Ltd.	964,013	2,451,253
Resolute Mining Ltd.	728,535	565,337
Rural Funds Group	385,464	595,563
Sandfire Resources NL	188,038	801,235
Saracen Mineral Holdings Ltd. *	961,327	2,131,377
SeaLink Travel Group Ltd.	111,440	274,872
Select Harvests Ltd.	119,746	585,740
Senex Energy Ltd. *	1,689,449	362,866
Service Stream Ltd.	400,181	687,618
Seven West Media Ltd. *	1,090,702	385,403
SG Fleet Group Ltd.	136,160	301,883
Sigma Healthcare Ltd.	1,269,418	461,746
SmartGroup Corp., Ltd.	107,631	652,506
Southern Cross Media Group Ltd.	918,258	792,088
SpeedCast International Ltd.	273,319	713,921
St. Barbara Ltd.	855,763	1,517,863
Starpharma Holdings Ltd. *	436,476	394,648
Steadfast Group Ltd.	952,111	2,077,961
Super Retail Group Ltd.	171,210	1,097,261
Superloop Ltd. *	227,172	277,804
Syrah Resources Ltd. *(a)	419,161	384,801
Tassal Group Ltd.	214,344	715,810
Technology One Ltd.	182,638	904,766
Village Roadshow Ltd. *	124,811	294,016
Virgin Australia International Holdings Pty Ltd. *(b)	424,000	—
Virtus Health Ltd.	75,021	205,314
Viva Energy Group Ltd.	1,341,683	1,989,312
Viva Energy REIT	505,740	907,541
Webjet Ltd.	163,951	1,686,863
Western Areas Ltd.	305,673	461,692
Westgold Resources Ltd. *	368,613	443,108
		137,598,170

Austria 1.0%
Agrana Beteiligungs AG	13,608	289,027
BAWAG Group AG *	55,000	2,326,540
CA Immobilien Anlagen AG	85,436	3,165,587
DO & Co. AG	8,434	711,461
EVN AG	35,460	511,322
Flughafen Wien AG	12,055	499,054
IMMOFINANZ AG *	120,980	3,069,717
Kapsch TrafficCom AG	5,446	217,868
Lenzing AG	16,108	1,749,223
Oesterreichische Post AG	39,904	1,334,011
Palfinger AG	16,257	470,110
Porr AG (a)	11,167	261,323
S IMMO AG	56,961	1,298,054
Schoeller-Bleckmann Oilfield Equipment AG	13,877	1,093,293
Strabag SE	19,090	627,552
UNIQA Insurance Group AG	135,120	1,202,310
Wienerberger AG	142,035	3,057,906
Zumtobel Group AG *	38,788	257,179
		22,141,537

Belgium 2.0%
Aedifica S.A.	30,577	2,807,655
AGFA-Gevaert N.V. *	210,590	852,794
Argenx SE *(a)	46,698	5,765,802
Barco N.V.	12,036	2,339,108
Befimmo S.A.	23,670	1,324,109
Bekaert S.A.	42,972	1,051,573
bpost S.A.	122,062	1,196,702
Security	Number of Shares	Value ($)
Cie d'Entreprises CFE	8,437	768,125
Cofinimmo S.A.	28,563	3,596,698
D'Ieteren S.A. N.V.	27,744	1,198,016
Econocom Group S.A. N.V. (a)	163,584	579,317
Elia System Operator S.A. N.V.	38,963	2,704,968
Euronav N.V.	207,230	1,751,580
EVS Broadcast Equipment S.A.	16,471	407,469
Fagron	47,284	901,015
Gimv N.V.	22,474	1,344,858
Ion Beam Applications *	26,728	431,575
KBC Ancora	43,103	2,061,526
Kinepolis Group N.V.	16,145	888,764
Melexis N.V.	23,933	1,673,526
Mithra Pharmaceuticals S.A. *(a)	17,149	468,195
Montea C.V.A.	14,607	1,268,003
Ontex Group N.V.	101,536	1,725,487
Orange Belgium S.A.	34,920	663,079
Retail Estates N.V.	10,499	921,925
Tessenderlo Group S.A. *	32,391	1,050,362
Van de Velde N.V.	6,723	187,669
Warehouses De Pauw SCA	21,583	3,347,902
Wereldhave Belgium N.V.	2,672	246,541
		43,524,343

Canada 18.1%
Aecon Group, Inc.	77,612	1,004,093
Air Canada *	167,466	4,942,594
Alacer Gold Corp. *	354,600	1,067,551
Alamos Gold, Inc., Class A	480,542	2,346,015
Algonquin Power & Utilities Corp.	591,299	6,897,541
Allied Properties Real Estate Investment Trust	130,067	4,676,793
AltaGas Ltd.	335,376	4,839,992
Aphria, Inc. *(a)	256,587	1,694,890
ARC Resources Ltd.	431,975	2,351,754
Artis Real Estate Investment Trust	175,374	1,528,150
Atco Ltd., Class I	92,863	3,193,432
ATS Automation Tooling Systems, Inc. *	94,967	1,430,230
Aurora Cannabis, Inc. *(a)	994,770	7,556,985
B2Gold Corp. *	1,204,185	3,286,813
Baytex Energy Corp. *	654,806	1,012,312
Birchcliff Energy Ltd.	320,396	739,430
BlackBerry Ltd. *	613,563	4,815,374
Boardwalk Real Estate Investment Trust (a)	46,469	1,398,298
Bombardier, Inc., B Shares *	2,599,388	3,903,216
Boyd Group Income Fund	24,425	2,980,540
BRP, Inc.	54,907	1,642,458
CAE, Inc.	334,209	8,521,477
Cameco Corp.	487,215	4,915,758
Canada Goose Holdings, Inc. *	70,381	2,370,328
Canadian Apartment Properties REIT	177,520	6,431,637
Canadian Western Bank	107,714	2,257,221
Canfor Corp. *	80,556	524,368
Canopy Growth Corp. *	221,466	8,924,823
Capital Power Corp.	124,790	2,797,829
Cascades, Inc.	81,397	531,046
CCL Industries, Inc., Class B	179,836	8,190,327
Celestica, Inc. *	142,475	895,804
Centerra Gold, Inc. *	267,533	1,531,700
CES Energy Solutions Corp.	307,564	498,236
Chartwell Retirement Residences	256,768	2,754,003
China Gold International Resources Corp., Ltd. *	282,420	317,537
Choice Properties Real Estate Investment Trust	291,201	2,903,609
CI Financial Corp.	285,893	4,290,827
Cineplex, Inc.	78,939	1,363,433
Cogeco Communications, Inc.	13,609	933,171

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Colliers International Group, Inc.	41,957	2,584,022
Cominar Real Estate Investment Trust	219,819	1,995,103
Corus Entertainment, Inc., B Shares	243,575	1,162,112
Cott Corp.	167,005	2,172,955
Crescent Point Energy Corp.	688,438	2,301,753
Cronos Group, Inc. *(a)	223,098	3,151,987
Detour Gold Corp. *	214,969	2,027,409
Dream Global Real Estate Investment Trust	221,275	2,212,914
Dream Office Real Estate Investment Trust	60,622	1,056,031
ECN Capital Corp.	268,412	839,842
Eldorado Gold Corp. *	193,547	720,128
Element Fleet Management Corp.	539,434	3,902,407
Emera, Inc.	73,426	2,826,458
Empire Co., Ltd., A Shares	211,950	4,885,244
Endeavour Mining Corp. *	90,763	1,354,832
Enerflex Ltd.	108,530	1,314,177
Enerplus Corp.	292,617	2,134,184
Enghouse Systems Ltd.	47,268	1,177,242
Ensign Energy Services, Inc.	157,774	595,197
Finning International, Inc.	207,808	3,335,627
First Capital Realty, Inc.	190,639	2,931,714
First Majestic Silver Corp. *(a)	197,638	1,200,243
First National Financial Corp.	19,669	443,749
First Quantum Minerals Ltd.	846,802	6,163,571
FirstService Corp.	37,935	3,437,132
Genworth MI Canada, Inc.	44,858	1,365,417
Gibson Energy, Inc.	175,147	2,858,009
Gildan Activewear, Inc.	253,052	9,128,890
Gran Tierra Energy, Inc. *	481,517	936,748
Granite Real Estate Investment Trust	56,411	2,520,740
Great Canadian Gaming Corp. *	67,370	2,112,445
H&R Real Estate Investment Trust	351,785	5,932,908
Home Capital Group, Inc. *(a)	82,491	1,097,114
Hudbay Minerals, Inc.	292,998	1,439,091
Hudson's Bay Co. (a)	124,448	592,829
IA Financial Corp., Inc. *	134,818	5,058,043
IAMGOLD Corp. *	571,098	1,423,626
Innergex Renewable Energy, Inc.	148,380	1,549,764
Ivanhoe Mines Ltd., Class A *	777,280	1,874,349
Just Energy Group, Inc.	139,859	459,334
Kelt Exploration Ltd. *	188,288	611,424
Keyera Corp.	256,332	6,173,659
Kinaxis, Inc. *	31,271	1,811,400
Kinross Gold Corp. *	1,536,714	5,024,244
Kirkland Lake Gold Ltd.	231,507	8,005,734
Laurentian Bank of Canada	50,928	1,611,584
Linamar Corp.	60,525	1,930,049
Lundin Mining Corp.	774,792	3,461,605
Maple Leaf Foods, Inc.	95,637	2,150,577
Martinrea International, Inc.	106,109	767,620
MEG Energy Corp. *	303,440	978,622
Methanex Corp.	93,689	3,898,915
Morguard Real Estate Investment Trust	36,907	326,509
Mullen Group Ltd.	120,676	870,324
NFI Group, Inc.	66,931	1,665,972
Norbord, Inc.	61,831	1,207,440
Northland Power, Inc.	141,482	2,612,169
Northview Apartment Real Estate Investment Trust	63,592	1,253,118
NOVAGOLD RESOURCES, Inc. *	326,737	1,326,863
NuVista Energy Ltd. *	238,423	518,503
OceanaGold Corp.	751,605	2,073,738
Onex Corp.	102,867	5,865,831
Open Text Corp.	319,797	12,712,398
Osisko Gold Royalties Ltd.	188,527	1,963,503
Pan American Silver Corp.	254,049	2,756,786
Paramount Resources Ltd., A Shares *(a)	91,529	498,301
Parex Resources, Inc. *	182,798	2,765,159
Parkland Fuel Corp.	178,871	5,490,899
Security	Number of Shares	Value ($)
Pason Systems, Inc.	89,759	1,282,746
Peyto Exploration & Development Corp.	194,306	676,959
PrairieSky Royalty Ltd.	292,524	3,860,218
Precision Drilling Corp. *	418,609	764,823
Premium Brands Holdings Corp.	38,240	2,372,357
Pretium Resources, Inc. *	214,401	1,826,984
Quebecor, Inc., Class B	141,257	3,333,159
Ritchie Bros. Auctioneers, Inc.	132,806	4,430,469
Russel Metals, Inc.	77,297	1,220,720
Secure Energy Services, Inc.	194,044	1,003,305
SEMAFO, Inc. *	394,428	1,181,621
Seven Generations Energy Ltd., A Shares *	331,840	1,774,690
ShawCor Ltd.	86,030	1,102,818
Sierra Wireless, Inc. *	43,988	530,368
SmartCentres Real Estate Investment Trust	159,657	3,857,088
SSR Mining, Inc. *	148,920	1,738,263
Stantec, Inc.	144,805	3,354,754
Stella-Jones, Inc.	70,918	2,374,250
Superior Plus Corp.	180,352	1,636,896
TFI International, Inc.	100,689	3,068,560
The Descartes Systems Group, Inc. *	93,761	3,759,734
The North West Co., Inc.	62,254	1,367,203
The Stars Group, Inc. *	185,720	3,075,872
TMX Group Ltd.	68,301	4,555,589
TORC Oil & Gas Ltd.	179,316	543,824
Torex Gold Resources, Inc. *	101,119	927,491
Toromont Industries Ltd.	96,491	4,240,351
Tourmaline Oil Corp.	307,380	3,910,745
TransAlta Corp.	357,548	2,364,435
TransAlta Renewables, Inc.	118,289	1,181,228
Transcontinental, Inc., Class A	99,014	1,046,609
Turquoise Hill Resources Ltd. *	1,212,430	1,434,935
Vermilion Energy, Inc.	167,699	3,515,489
West Fraser Timber Co., Ltd.	75,573	2,945,441
WestJet Airlines Ltd.	68,110	1,521,001
Westshore Terminals Investment Corp.	55,654	912,678
Whitecap Resources, Inc.	516,747	1,727,714
Winpak Ltd.	41,416	1,341,524
WSP Global, Inc.	127,400	6,718,208
Yamana Gold, Inc.	1,191,377	2,388,218
		389,739,218

Denmark 1.4%
ALK-Abello A/S *	7,911	1,815,649
Alm Brand A/S	75,402	648,111
Bang & Olufsen A/S *	42,064	326,406
Bavarian Nordic A/S *(a)	40,522	953,601
D/S Norden A/S	33,254	463,732
Dfds A/S	36,211	1,379,003
FLSmidth & Co. A/S	60,838	2,394,028
Matas A/S	36,817	388,429
Netcompany Group A/S *	30,981	1,196,476
Nilfisk Holding A/S *	33,726	1,056,886
NKT A/S *(a)	33,726	512,842
Ringkjoebing Landbobank A/S	37,022	2,441,891
Royal Unibrew A/S	61,750	4,386,197
Scandinavian Tobacco Group A/S, Class A	80,556	978,513
Schouw & Co. A/S	16,180	1,189,370
SimCorp A/S	48,620	4,730,497
Solar A/S, B Shares	5,639	277,690
Spar Nord Bank A/S	101,493	893,578
Sydbank A/S	78,538	1,473,192
Topdanmark A/S	51,775	2,773,695
		30,279,786

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Finland 1.2%
Ahlstrom-Munksjo Oyj	46,585	695,621
Cargotec Oyj, B Shares	59,553	1,953,724
Caverion Oyj	121,155	810,055
Citycon Oyj (a)	95,924	970,053
Cramo Oyj	51,624	1,032,038
DNA Oyj	76,223	1,778,625
F-Secure Oyj *	113,328	299,932
Finnair Oyj	63,721	454,093
Kemira Oyj	108,526	1,486,303
Konecranes Oyj	89,730	3,075,712
Metsa Board Oyj	213,322	967,977
Oriola Oyj, B Shares	148,956	326,999
Outokumpu Oyj (a)	373,512	1,095,499
Outotec Oyj *	181,436	662,352
Raisio Oyj, V Shares	143,831	459,197
Ramirent Oyj	79,712	460,568
Sanoma Oyj	94,714	853,328
Tieto Oyj	92,032	2,584,408
Uponor Oyj	80,270	790,728
Valmet Oyj	164,097	3,777,919
YIT Oyj	195,009	1,077,849
		25,612,980

France 2.8%
Akka Technologies	16,531	1,068,437
Albioma S.A.	32,308	770,452
Altarea S.C.A.	5,855	1,128,742
Alten S.A.	34,462	3,488,889
Altran Technologies S.A.	288,576	3,395,829
Beneteau S.A.	43,062	483,700
Boiron S.A.	3,130	134,285
Bonduelle S.C.A.	18,159	562,546
Carmila S.A.	37,150	647,466
CGG S.A. *	892,217	1,324,331
Coface S.A.	108,971	1,060,707
DBV Technologies S.A. *(a)	32,149	601,506
Derichebourg S.A.	128,359	438,837
Elior Group S.A.	127,337	1,491,348
Eramet	10,955	617,954
Etablissements Maurel et Prom *	68,068	219,970
Euronext N.V.	86,812	6,162,272
Europcar Mobility Group (a)	129,728	882,554
FFP	7,277	726,578
Fnac Darty S.A. *	20,858	1,585,181
Gaztransport Et Technigaz S.A.	26,811	2,434,963
Genfit *	36,180	875,689
GL Events	16,309	394,374
Guerbet	6,014	335,085
Interparfums S.A.	14,681	674,023
IPSOS	46,197	1,268,973
Jacquet Metal Service S.A.	16,833	300,501
Korian S.A.	55,829	2,216,029
LISI	19,268	566,842
Maisons du Monde S.A.	53,476	1,075,617
Manitou BF S.A.	15,393	433,976
Mercialys S.A.	75,673	933,491
Mersen S.A.	16,924	559,177
Metropole Television S.A.	77,967	1,397,071
Neopost S.A.	41,074	897,566
Nexans S.A.	37,290	1,065,032
Nexity S.A.	52,781	2,322,076
Pharmagest Inter@ctive	4,481	284,624
Rallye S.A. (a)	34,408	156,438
Rothschild & Co.	35,327	1,035,343
SMCP S.A. *	30,473	454,353
SOITEC *	21,284	1,781,209
Security	Number of Shares	Value ($)
Sopra Steria Group	17,459	1,982,509
SPIE S.A.	148,493	2,548,287
Synergie S.A.	8,184	283,627
Tarkett S.A.	44,778	947,570
Technicolor S.A. *	459,316	491,365
Television Francaise 1 S.A.	133,025	1,265,198
Trigano S.A.	10,115	762,527
Vallourec S.A. *(a)	380,551	862,552
Vicat S.A.	18,302	911,649
Vilmorin & Cie S.A.	7,962	443,623
Virbac S.A. *	5,564	1,045,361
X-Fab Silicon Foundries SE *	64,410	345,598
		60,143,902

Germany 4.7%
Aareal Bank AG	72,881	2,131,080
ADO Properties S.A.	35,616	1,913,789
AIXTRON SE *	132,959	1,283,683
alstria Office REIT-AG	197,213	3,074,503
Aurubis AG	46,044	2,011,831
BayWa AG	17,197	485,794
Bechtle AG	35,083	3,932,931
Befesa S.A. *	28,467	1,165,791
Bertrandt AG	7,445	522,669
Bilfinger SE	36,379	1,102,659
CANCOM SE	41,716	2,020,292
CECONOMY AG *	219,209	1,236,034
comdirect bank AG	37,080	408,243
CompuGroup Medical SE	27,897	1,871,439
Corestate Capital Holding S.A. *	14,041	453,751
CTS Eventim AG & Co., KGaA	67,946	3,040,740
Dermapharm Holding SE *	14,328	500,547
Deutsche Beteiligungs AG	15,005	560,984
Deutsche Euroshop AG	63,395	1,881,962
Deutsche Pfandbriefbank AG	150,438	2,068,685
Deutz AG	151,040	1,247,188
Dialog Semiconductor plc *	94,406	2,998,238
DIC Asset AG	54,418	568,810
DMG Mori AG	23,418	1,111,683
Duerr AG	60,059	2,031,227
ElringKlinger AG *	39,409	246,366
Evotec SE *	162,668	3,924,476
Freenet AG	157,796	3,054,341
Gerresheimer AG	38,498	2,737,036
Grand City Properties S.A.	136,607	3,501,245
Hamburger Hafen und Logistik AG	30,896	731,960
Heidelberger Druckmaschinen AG *	321,869	472,016
Hornbach Holding AG & Co. KGaA	10,319	509,980
Hypoport AG *	4,892	1,034,676
Indus Holding AG	22,449	989,385
Isra Vision AG	19,879	722,161
Jenoptik AG	63,076	1,957,542
Kloeckner & Co. SE	110,719	590,989
Koenig & Bauer AG	16,686	648,560
Krones AG	17,902	1,398,432
KWS Saat SE	12,505	856,999
Leoni AG *	39,052	609,682
MorphoSys AG *	39,207	3,777,029
Nemetschek SE	22,615	3,460,101
Nordex SE *	82,434	1,168,464
Norma Group SE	39,433	1,531,824
PATRIZIA Immobilien AG	54,652	1,060,294
Pfeiffer Vacuum Technology AG	8,105	1,141,621
Rhoen-Klinikum AG	25,202	714,734
RIB Software SE	50,815	936,023
S&T AG	63,612	1,404,252
Salzgitter AG	46,610	1,208,641
SGL Carbon SE *	61,988	465,920

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Siltronic AG	25,305	1,726,320
Sixt SE	15,987	1,620,285
SMA Solar Technology AG *	11,186	311,379
Software AG	61,723	2,015,284
Stabilus S.A.	30,606	1,292,610
Stroeer SE & CO. KGaA	30,315	2,023,513
TAG Immobilien AG *	162,212	3,795,980
Takkt AG	39,529	554,138
Tele Columbus AG *	119,215	178,015
TLG Immobilien AG	104,513	3,057,182
Varta AG *	16,271	855,811
Vossloh AG	10,012	384,354
Wacker Neuson SE	31,501	730,145
Washtec AG	12,954	896,432
Wuestenrot & Wuerttembergische AG	22,126	462,549
XING SE	3,512	1,379,543
zooplus AG *	7,359	782,328
		102,545,170

Hong Kong 1.7%
Agritrade Resources Ltd. (a)	2,797,640	385,362
Anton Oilfield Services Group	2,297,651	293,047
Asia Cement China Holdings Corp.	535,875	720,373
Beijing Enterprises Medical & Health Group Ltd. *	2,624,552	79,668
Beijing Sports and Entertainment Industry Group Ltd. *	1,085,695	304,638
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	300,530	555,788
Camsing International Holding Ltd. (a)	459,925	478,077
Canvest Environmental Protection Group Co., Ltd.	877,029	401,571
CGN Meiya Power Holdings Co., Ltd. *	1,429,060	198,669
China Animal Healthcare Ltd. *(b)	192,752	—
China Harmony New Energy Auto Holding Ltd. (a)	876,557	299,618
China LNG Group Ltd. *	2,188,515	220,511
Chinese Estates Holdings Ltd.	602,073	551,350
Chow Sang Sang Holdings International Ltd.	282,835	416,287
CITIC Telecom International Holdings Ltd.	1,782,482	654,743
COFCO Meat Holdings Ltd. *	2,102,058	742,639
Crystal International Group Ltd.	583,129	261,795
Digital Domain Holdings Ltd. *	20,815,535	313,273
Dynam Japan Holdings Co., Ltd.	354,987	458,191
Emperor Capital Group Ltd.	4,785,383	183,101
Esprit Holdings Ltd. *	2,129,555	426,424
Far East Consortium International Ltd.	1,231,821	543,597
Fortune Real Estate Investment Trust	1,620,223	2,132,593
G-Resources Group Ltd. *	27,863,217	213,224
GCL New Energy Holdings Ltd. *	7,194,336	229,395
Gemdale Properties & Investment Corp., Ltd.	6,601,822	791,490
Giordano International Ltd.	1,442,866	649,612
Goodbaby International Holdings Ltd.	1,085,360	249,172
HC Group, Inc. *	785,089	328,433
HKBN Ltd.	879,648	1,400,158
IGG, Inc.	1,109,423	1,314,517
IMAX China Holding, Inc.	151,347	362,899
Inspur International Ltd.	711,045	306,526
Ju Teng International Holdings Ltd.	1,103,080	274,344
K Wah International Holdings Ltd.	1,646,057	953,135
KuangChi Science Ltd. *	2,209,910	136,700
Lee's Pharmaceutical Holdings Ltd.	318,635	210,512
Luk Fook Holdings International Ltd.	443,135	1,421,437
Man Wah Holdings Ltd.	1,865,082	742,174
Mandarin Oriental International Ltd.	373,373	701,941
Security	Number of Shares	Value ($)
Mega Expo Holdings Ltd. (a)	1,379,392	376,491
Microport Scientific Corp.	505,683	403,744
Nan Hai Corp., Ltd.	16,694,023	323,637
NewOcean Energy Holdings Ltd. *	1,157,249	276,008
Pacific Basin Shipping Ltd.	5,420,804	947,191
Pacific Textiles Holdings Ltd.	631,653	513,182
Panda Green Energy Group Ltd. *	4,558,865	180,249
Pou Sheng International Holdings Ltd.	2,841,231	655,901
Prosperity REIT	1,414,056	596,964
Razer, Inc. *	4,448,355	839,682
Regina Miracle International Holdings Ltd.	410,584	346,144
Road King Infrastructure Ltd.	327,883	664,920
Singamas Container Holdings Ltd.	1,732,337	245,250
SITC International Holdings Co., Ltd.	1,437,712	1,465,117
SmarTone Telecommunications Holdings Ltd.	486,662	477,938
Sun Hung Kai & Co., Ltd.	650,971	311,348
Suncity Group Holdings Ltd. *	2,642,035	630,135
SUNeVision Holdings Ltd.	735,925	606,345
Sunlight Real Estate Investment Trust	1,357,923	988,928
Superb Summit International Group Ltd. *(b)	1,120,000	—
Texwinca Holdings Ltd.	790,824	251,150
The Hongkong & Shanghai Hotels Ltd.	908,687	1,286,444
The United Laboratories International Holdings Ltd. (a)	640,998	362,171
Town Health International Medical Group Ltd. *(a)(b)	3,638,120	1,160
Truly International Holdings Ltd. *(a)	2,091,486	298,763
Value Partners Group Ltd.	1,109,550	724,553
VSTECS Holdings Ltd.	782,985	428,415
We Solutions Ltd. *	4,329,619	265,060
Xiabuxiabu Catering Management China Holdings Co., Ltd. *(a)	349,085	505,782
		35,879,656

Ireland 0.4%
C&C Group plc	384,703	1,562,589
Cairn Homes plc *	870,007	1,182,781
Dalata Hotel Group plc	225,384	1,331,130
Green REIT plc	841,868	1,626,727
Hibernia REIT plc	852,740	1,298,043
Irish Continental Group plc	196,118	975,800
Permanent TSB Group Holdings plc *	135,794	202,772
		8,179,842

Israel 0.6%
Africa Israel Properties Ltd. *	16,196	449,070
Allot Ltd. *	36,201	252,435
AudioCodes Ltd.	26,564	410,299
Bayside Land Corp.	774	395,512
Big Shopping Centers Ltd. *	5,581	396,401
Brack Capital Properties N.V. *	2,948	304,733
Cellcom Israel Ltd. *	80,747	304,899
Clal Insurance Enterprises Holdings Ltd. *	48,102	760,999
Delta Galil Industries Ltd.	10,204	294,741
Electra Ltd.	2,159	628,979
Formula Systems 1985 Ltd.	9,265	436,156
Gilat Satellite Networks Ltd.	34,910	288,752
Hilan Ltd.	17,589	550,232
IDI Insurance Co., Ltd.	11,470	427,414
Jerusalem Economy Ltd. *	220,190	760,427
Kamada Ltd. *	38,013	209,228
Kenon Holdings Ltd.	18,423	350,871
Matrix IT Ltd.	37,111	547,531
Menora Mivtachim Holdings Ltd.	28,555	414,686

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Naphtha Israel Petroleum Corp., Ltd.	40,606	258,194
Nova Measuring Instruments Ltd. *	34,971	898,998
Partner Communications Co., Ltd. *	118,776	541,796
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,905	506,962
Reit 1 Ltd.	214,984	1,001,386
Sella Capital Real Estate Ltd.	248,904	504,778
Shapir Engineering and Industry Ltd.	136,140	493,799
Shikun & Binui Ltd. *	244,190	692,551
		13,081,829

Italy 2.7%
ACEA S.p.A.	56,271	1,043,421
Amplifon S.p.A.	146,557	3,243,452
Anima Holding S.p.A.	366,546	1,106,928
Arnoldo Mondadori Editore S.p.A. *	164,262	265,050
ASTM S.p.A.	41,125	1,115,445
Autogrill S.p.A.	153,155	1,553,082
Azimut Holding S.p.A.	148,979	2,469,470
Banca Farmafactoring S.p.A.	107,743	573,303
Banca Generali S.p.A.	70,818	1,778,768
Banca IFIS S.p.A.	27,544	349,908
Banca Monte dei Paschi di Siena S.p.A. *	306,273	356,312
Banca Popolare di Sondrio Scarl	554,757	1,283,370
Biesse S.p.A.	15,899	256,897
BPER Banca	473,739	1,786,451
Brembo S.p.A.	183,594	1,966,091
Brunello Cucinelli S.p.A.	40,982	1,286,019
C.I.R. - Compagnie Industriali Riunite S.p.A.	352,680	376,896
Cairo Communication S.p.A.	81,433	243,650
Carel Industries S.p.A. *	51,008	610,470
Cementir Holding S.p.A.	53,831	356,320
Cerved Group S.p.A.	243,672	2,139,703
Credito Emiliano S.p.A.	94,953	471,917
Danieli & C Officine Meccaniche S.p.A.	16,833	286,995
Datalogic S.p.A.	25,387	487,154
De'Longhi S.p.A.	79,746	1,569,355
doBank S.p.A.	49,012	594,228
Enav S.p.A.	319,225	1,725,283
ERG S.p.A.	69,135	1,341,277
Fincantieri S.p.A. *	588,237	603,717
Gima TT S.p.A. (a)	42,678	341,944
IMA Industria Macchine Automatiche S.p.A.	21,117	1,635,455
Immobiliare Grande Distribuzione SIIQ S.p.A.	58,567	401,375
Infrastrutture Wireless Italiane S.p.A.	298,360	2,681,431
Interpump Group S.p.A.	100,732	2,936,479
Iren S.p.A.	804,006	1,985,412
Italmobiliare S.p.A.	13,526	295,726
Juventus Football Club S.p.A. *(a)	464,721	793,364
Maire Tecnimont S.p.A.	176,666	508,313
MARR S.p.A.	40,322	909,890
OVS S.p.A. *(a)	211,991	353,640
Piaggio & C S.p.A.	197,768	569,469
RAI Way S.p.A.	123,336	623,975
RCS MediaGroup S.p.A. (a)	134,520	132,814
Reply S.p.A.	25,042	1,608,755
Salini Impregilo S.p.A *(a)	212,137	411,327
Saras S.p.A.	679,487	976,013
Societa Cattolica di Assicurazioni SC	190,365	1,536,906
Societa Iniziative Autostradali e Servizi S.p.A.	85,084	1,477,192
Tamburi Investment Partners S.p.A.	124,235	818,188
Technogym S.p.A.	121,890	1,394,955
Tod's S.p.A. (a)	16,223	787,482
Security	Number of Shares	Value ($)
Unipol Gruppo S.p.A.	593,304	2,731,204
Zignago Vetro S.p.A.	38,460	428,579
		57,580,820

Japan 18.7%
Achilles Corp.	15,533	279,973
Adastria Co., Ltd.	34,419	846,408
ADEKA Corp.	121,527	1,700,203
Advan Co., Ltd.	30,035	282,162
Aeon Delight Co., Ltd.	22,589	652,236
Ai Holdings Corp.	41,966	655,532
Aichi Corp.	31,225	187,508
Aichi Steel Corp.	14,221	415,857
Aida Engineering Ltd.	70,672	470,604
Aiphone Co., Ltd.	14,685	218,162
Aisan Industry Co., Ltd.	40,524	251,187
Akatsuki, Inc.	6,086	329,594
Alconix Corp.	25,326	314,432
Alpen Co., Ltd.	19,812	295,424
Amano Corp.	83,862	2,178,133
Amuse, Inc.	13,771	327,359
Anest Iwata Corp.	37,015	324,893
Anicom Holdings, Inc.	24,065	783,512
Anritsu Corp. (a)	175,721	2,812,831
AOKI Holdings, Inc.	46,171	436,302
Arakawa Chemical Industries Ltd.	21,785	246,994
Arata Corp.	15,463	535,491
Arcland Sakamoto Co., Ltd.	30,641	375,058
Arcland Service Holdings Co., Ltd.	16,650	293,972
Arcs Co., Ltd.	45,194	882,027
Argo Graphics, Inc.	17,970	381,826
Aruhi Corp. (a)	21,441	390,016
AS One Corp.	15,554	1,396,744
Asahi Co., Ltd.	15,410	186,495
Asahi Diamond Industrial Co., Ltd.	62,429	372,015
Asahi Holdings, Inc.	44,530	862,506
ASAHI YUKIZAI Corp.	15,208	194,276
ASKA Pharmaceutical Co., Ltd.	35,865	385,819
Asunaro Aoki Construction Co., Ltd.	26,065	192,532
Atom Corp. (a)	102,730	900,750
Avex, Inc.	39,639	490,308
Axial Retailing, Inc.	18,880	691,209
Bando Chemical Industries Ltd.	52,047	438,139
Bank of the Ryukyus Ltd.	51,922	550,902
Belc Co., Ltd.	11,952	566,915
Bell System24 Holdings, Inc.	40,818	588,351
Belluna Co., Ltd.	55,659	390,625
BML, Inc.	26,037	737,405
Broadleaf Co., Ltd.	98,502	504,417
BRONCO BILLY Co., Ltd.	12,343	250,555
Bunka Shutter Co., Ltd.	68,229	517,805
Canon Electronics, Inc.	24,960	400,234
Cawachi Ltd.	13,730	233,059
Central Glass Co., Ltd.	49,485	1,089,741
Central Security Patrols Co., Ltd.	7,905	404,078
Central Sports Co., Ltd.	6,950	209,956
Change, Inc. *(a)	11,220	269,714
CHIMNEY Co., Ltd.	8,236	188,121
Chiyoda Co., Ltd.	31,184	466,719
Chiyoda Corp. *(a)	187,395	500,525
Chiyoda Integre Co., Ltd.	14,100	260,897
Chofu Seisakusho Co., Ltd.	23,927	473,802
Chubu Shiryo Co., Ltd.	35,569	373,790
Chudenko Corp.	30,336	616,918
Chugoku Marine Paints Ltd.	69,155	596,169
CI Takiron Corp.	47,260	275,529
CKD Corp.	66,528	592,517
CMK Corp.	62,606	372,493

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cocokara fine, Inc.	22,678	879,340
COLOPL, Inc.	61,835	428,844
Colowide Co., Ltd.	71,098	1,372,520
Computer Engineering & Consulting Ltd.	29,720	528,295
CONEXIO Corp.	17,443	206,440
Cosel Co., Ltd.	26,886	255,798
Create Restaurants Holdings, Inc.	54,628	714,453
Create SD Holdings Co., Ltd.	26,054	564,153
Dai Nippon Toryo Co., Ltd.	29,521	261,835
Dai-Dan Co., Ltd.	16,129	318,495
Daibiru Corp.	58,757	511,401
Daido Metal Co., Ltd.	55,718	339,722
Daihen Corp.	24,780	647,715
Daiho Corp.	19,635	497,679
Daiichi Jitsugyo Co., Ltd.	11,976	360,135
Daiken Corp.	20,280	410,363
Daikokutenbussan Co., Ltd.	6,305	200,343
Daikyonishikawa Corp.	65,430	487,524
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	16,528	435,368
Daio Paper Corp.	89,547	1,034,234
Daiseki Co., Ltd.	47,453	1,180,042
Daito Pharmaceutical Co., Ltd.	14,531	450,351
Daiwa Industries Ltd.	34,243	376,886
Daiwabo Holdings Co., Ltd.	22,994	964,657
DCM Holdings Co., Ltd.	122,915	1,226,037
Denki Kogyo Co., Ltd.	14,845	352,752
Denyo Co., Ltd.	18,310	223,784
Descente Ltd.	46,566	786,143
Dexerials Corp.	57,509	365,473
Digital Arts, Inc.	11,823	968,054
Digital Garage, Inc.	39,234	1,277,386
Dip Corp.	23,905	360,639
Doshisha Co., Ltd.	29,593	464,167
Doutor Nichires Holdings Co., Ltd.	32,838	633,018
DTS Corp.	24,961	1,014,993
Duskin Co., Ltd.	54,513	1,426,401
DyDo Group Holdings, Inc.	11,340	469,998
Eagle Industry Co., Ltd.	34,771	323,451
Earth Corp.	16,770	769,960
EDION Corp.	109,577	954,730
eGuarantee, Inc.	35,295	436,901
Eiken Chemical Co., Ltd.	39,058	688,889
Eizo Corp.	23,040	841,387
Elecom Co., Ltd.	26,715	866,100
en-japan, Inc.	37,930	1,343,227
Enplas Corp.	14,132	394,381
EPS Holdings, Inc.	46,571	763,065
eRex Co., Ltd.	38,473	458,522
ES-Con Japan Ltd.	35,150	220,790
ESPEC Corp.	23,764	488,959
euglena Co., Ltd. *	82,111	637,528
F@N Communications, Inc.	58,412	281,368
FCC Co., Ltd.	43,890	883,257
Feed One Co., Ltd.	179,245	293,858
FIDEA Holdings Co., Ltd.	205,749	221,714
Financial Products Group Co., Ltd.	72,304	588,687
Fixstars Corp.	29,672	494,647
Foster Electric Co., Ltd.	25,602	360,774
France Bed Holdings Co., Ltd.	27,800	251,948
Fudo Tetra Corp.	17,297	211,244
Fuji Co., Ltd.	23,801	385,156
Fuji Corp.	100,077	1,099,626
Fuji Kyuko Co., Ltd.	28,388	1,030,152
Fuji Pharma Co., Ltd.	18,578	246,053
Fuji Soft, Inc.	25,483	1,087,854
Fujibo Holdings, Inc.	14,814	311,220
Fujicco Co., Ltd.	25,282	498,305
Fujimi, Inc.	24,556	463,415
Security	Number of Shares	Value ($)
Fujimori Kogyo Co., Ltd.	18,345	468,699
Fujita Kanko, Inc.	9,830	236,934
Fujitec Co., Ltd.	96,443	1,259,555
Fujiya Co., Ltd.	12,610	224,965
Fukuda Corp.	6,579	256,616
Fukushima Industries Corp.	13,248	433,161
FULLCAST Holdings Co., Ltd.	25,719	495,548
Funai Soken Holdings, Inc.	38,432	928,810
Furukawa Co., Ltd.	38,997	473,028
Furuno Electric Co., Ltd.	27,470	234,788
Fuso Chemical Co., Ltd.	23,670	429,254
Fuso Pharmaceutical Industries Ltd.	8,985	165,011
Futaba Corp.	42,613	541,223
Futaba Industrial Co., Ltd.	74,135	366,664
Future Corp.	24,022	426,787
G-Tekt Corp.	27,062	367,889
Gakken Holdings Co., Ltd.	6,096	254,620
GCA Corp.	27,535	183,102
Genky DrugStores Co., Ltd.	9,571	229,898
Geo Holdings Corp.	32,223	405,700
Giken Ltd.	16,525	488,559
GLOBERIDE, Inc.	11,680	350,696
Goldcrest Co., Ltd.	22,053	358,088
Gree, Inc.	117,005	530,200
Gunosy, Inc. *(a)	16,335	287,809
Gunze Ltd.	21,579	903,307
Gurunavi, Inc.	28,417	142,379
Hamakyorex Co., Ltd.	20,074	668,363
Hanwa Co., Ltd.	44,415	1,127,403
Happinet Corp.	21,469	264,766
Hazama Ando Corp.	237,539	1,555,517
Heiwa Real Estate Co., Ltd.	42,178	816,561
Heiwado Co., Ltd.	36,154	636,337
Hibiya Engineering Ltd.	21,580	367,700
Hiday Hidaka Corp.	34,003	632,614
Hioki EE Corp.	11,686	377,784
Hirata Corp.	9,920	475,100
Hisaka Works Ltd.	25,865	214,877
Hitachi Zosen Corp.	193,147	635,077
Hodogaya Chemical Co., Ltd.	6,950	163,228
Hogy Medical Co., Ltd.	27,898	882,612
Hokuetsu Corp.	169,779	839,708
Hokuto Corp.	24,414	402,047
Hoosiers Holdings	63,920	348,521
Hosiden Corp.	71,196	721,304
Hosokawa Micron Corp.	7,478	320,264
IBJ Leasing Co., Ltd.	35,689	827,676
Ichibanya Co., Ltd.	20,676	863,603
Ichikoh Industries Ltd.	65,460	344,257
Ichiyoshi Securities Co., Ltd.	42,898	306,993
Icom, Inc.	12,065	243,911
Idec Corp.	32,605	573,572
IDOM, Inc.	61,290	152,978
Iino Kaiun Kaisha Ltd.	104,522	335,010
Inaba Denki Sangyo Co., Ltd.	32,646	1,295,918
Inabata & Co., Ltd.	55,283	686,869
Inageya Co., Ltd.	29,444	363,118
Ines Corp.	30,309	330,517
Infomart Corp.	127,021	1,939,681
Information Services International-Dentsu Ltd.	18,224	569,002
Intage Holdings, Inc.	43,180	401,674
Internet Initiative Japan, Inc.	35,959	689,870
Iriso Electronics Co., Ltd.	24,451	1,112,484
Iseki & Co., Ltd.	18,190	241,249
Ishihara Sangyo Kaisha Ltd.	41,654	388,630
Istyle, Inc. (a)	60,885	443,565
Itochu Enex Co., Ltd.	57,181	441,859
Itochu-Shokuhin Co., Ltd.	6,459	260,859

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Itoki Corp.	49,547	187,555
Iwatani Corp.	53,766	1,760,425
J Trust Co., Ltd. (a)	103,467	461,230
J-Oil Mills, Inc.	11,222	409,811
JAC Recruitment Co., Ltd.	22,420	533,165
Jaccs Co., Ltd.	30,623	535,039
Jafco Co., Ltd.	37,930	1,355,454
Jamco Corp.	14,330	283,894
Japan Cash Machine Co., Ltd.	17,675	176,953
Japan Display, Inc. *(a)	734,565	432,993
Japan Elevator Service Holdings Co., Ltd. (a)	38,820	784,087
Japan Lifeline Co., Ltd.	84,798	1,354,269
Japan Material Co., Ltd.	68,825	867,166
Japan Pulp & Paper Co., Ltd.	12,319	430,016
Japan Securities Finance Co., Ltd.	109,006	558,207
Japan Transcity Corp.	62,372	254,486
JCR Pharmaceuticals Co., Ltd.	17,207	1,077,666
JCU Corp.	27,170	495,479
Jeol Ltd.	46,773	997,278
Jimoto Holdings, Inc.	240,695	217,252
JINS, Inc.	18,575	1,105,176
Joshin Denki Co., Ltd.	21,679	437,274
Joyful Honda Co., Ltd.	76,298	866,456
JSP Corp.	17,018	308,307
Juki Corp.	32,782	277,473
Justsystems Corp.	41,920	1,312,715
JVC Kenwood Corp.	200,985	427,608
K&O Energy Group, Inc.	17,080	253,742
kabu.com Securities Co., Ltd.	188,969	971,169
Kadokawa Dwango *	48,460	643,604
Kaga Electronics Co., Ltd.	27,103	395,905
Kamakura Shinsho Ltd.	22,640	316,533
Kameda Seika Co., Ltd.	16,197	716,800
Kamei Corp.	28,514	298,599
Kanaden Corp.	22,740	269,969
Kanagawa Chuo Kotsu Co., Ltd.	7,695	273,214
Kanamoto Co., Ltd.	38,031	844,511
Kanematsu Corp.	102,388	1,156,138
Kanematsu Electronics Ltd.	14,671	421,584
Kansai Super Market Ltd.	24,030	230,396
Kanto Denka Kogyo Co., Ltd.	54,248	351,744
Kappa Create Co., Ltd.	26,502	335,379
Kasai Kogyo Co., Ltd.	31,655	217,496
Katakura Industries Co., Ltd.	26,338	291,337
Katitas Co., Ltd. (a)	29,998	1,078,906
Kato Sangyo Co., Ltd.	27,026	840,090
Kato Works Co., Ltd.	13,841	244,759
KAWADA TECHNOLOGIES, Inc.	5,572	413,634
Keihanshin Building Co., Ltd.	42,756	391,430
Keihin Corp.	51,656	671,302
Keiyo Co., Ltd.	51,875	236,979
Kenedix, Inc.	267,285	1,294,883
Kenko Mayonnaise Co., Ltd.	15,388	336,035
Key Coffee, Inc.	19,618	378,899
KFC Holdings Japan Ltd.	20,643	377,401
KH Neochem Co., Ltd.	43,175	1,156,370
Kintetsu Department Store Co., Ltd.	11,510	349,832
Kintetsu World Express, Inc.	45,775	596,983
Kisoji Co., Ltd.	25,454	588,671
Kitanotatsujin Corp.	82,635	433,819
Kitz Corp.	104,617	688,935
KLab, Inc. *	38,623	288,138
Koa Corp.	36,052	418,711
Koatsu Gas Kogyo Co., Ltd.	33,360	248,260
Kobe Bussan Co., Ltd.	13,211	607,773
Kohnan Shoji Co., Ltd.	32,757	673,996
Komatsu Matere Co., Ltd.	42,175	296,381
KOMEDA Holdings Co., Ltd.	40,190	763,638
Security	Number of Shares	Value ($)
Komori Corp.	53,794	552,432
Konishi Co., Ltd.	31,524	456,129
Konoike Transport Co., Ltd.	35,308	539,498
Koshidaka Holdings Co., Ltd.	56,109	735,890
Kotobuki Spirits Co., Ltd.	22,343	1,156,506
Kourakuen Holdings Corp.	11,680	313,905
Krosaki Harima Corp.	4,453	246,899
Kumagai Gumi Co., Ltd.	43,785	1,162,626
Kumiai Chemical Industry Co., Ltd.	121,065	827,356
Kura Sushi, Inc. (a)	12,337	480,072
Kurabo Industries Ltd.	24,393	428,211
Kureha Corp.	23,087	1,467,191
KYB Corp. *	23,767	613,794
Kyodo Printing Co., Ltd.	10,030	250,900
Kyoei Steel Ltd.	27,323	452,468
Kyokuto Kaihatsu Kogyo Co., Ltd.	38,053	461,227
Kyokuto Securities Co., Ltd.	27,064	228,078
Kyokuyo Co., Ltd.	12,964	323,339
Kyosan Electric Manufacturing Co., Ltd.	56,958	184,658
Lasertec Corp.	48,803	1,708,049
LEC, Inc.	32,330	360,893
Leopalace21 Corp. *(a)	280,870	825,213
Life Corp.	23,264	493,028
LIFULL Co., Ltd.	79,725	437,634
Link And Motivation, Inc.	60,017	333,320
LIXIL VIVA Corp.	27,421	306,853
M&A Capital Partners Co., Ltd. *	8,598	494,934
Macnica Fuji Electronics Holdings, Inc.	57,193	671,093
Macromill, Inc.	45,379	517,423
Maeda Kosen Co., Ltd.	26,306	461,794
Makino Milling Machine Co., Ltd.	25,658	888,548
Mandom Corp.	46,859	1,149,734
Mani, Inc.	25,760	1,608,591
Mars Group Holdings Corp.	11,485	218,011
Marudai Food Co., Ltd.	28,275	499,223
Marusan Securities Co., Ltd.	71,462	371,214
Maruwa Co., Ltd.	10,575	488,939
Maruwa Unyu Kikan Co., Ltd.	11,380	426,586
Maruzen Showa Unyu Co., Ltd.	18,681	566,065
Marvelous, Inc.	34,598	256,199
Matsuya Co., Ltd.	49,648	414,286
Matsuyafoods Holdings Co., Ltd.	9,434	288,472
Max Co., Ltd.	49,395	681,044
Maxell Holdings Ltd.	52,275	870,969
MCJ Co., Ltd.	81,107	508,716
Medical Data Vision Co., Ltd. *(a)	18,520	247,672
Megachips Corp.	20,785	237,762
Meidensha Corp.	48,634	675,478
Meisei Industrial Co., Ltd.	51,893	314,489
Meitec Corp.	30,973	1,474,837
Melco Holdings, Inc.	11,837	333,060
Menicon Co., Ltd.	28,763	974,882
METAWATER Co., Ltd.	14,558	435,768
Micronics Japan Co., Ltd.	40,987	341,637
Mie Kotsu Group Holdings, Inc.	69,927	380,630
Milbon Co., Ltd.	24,605	1,164,814
Mimasu Semiconductor Industry Co., Ltd.	16,435	223,574
Ministop Co., Ltd.	14,989	222,954
Mirait Holdings Corp.	89,315	1,400,084
Miroku Jyoho Service Co., Ltd.	22,945	681,535
Mitsuba Corp.	41,213	197,762
Mitsubishi Logisnext Co., Ltd.	34,766	366,952
Mitsubishi Pencil Co., Ltd.	55,724	992,588
Mitsubishi Research Institute, Inc.	7,090	211,247
Mitsubishi Steel Manufacturing Co., Ltd.	14,565	149,976
Mitsuboshi Belting Ltd.	25,598	464,925
Mitsui E&S Holdings Co., Ltd. *	90,032	719,758
Mitsui High-Tec, Inc.	32,314	305,655
Mitsui Sugar Co., Ltd.	18,368	387,069

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mitsui-Soko Holdings Co., Ltd.	27,957	415,589
Mitsuuroko Group Holdings Co., Ltd.	55,177	389,784
Mizuno Corp.	22,167	490,195
Modec, Inc.	23,428	590,366
Monex Group, Inc.	217,710	665,712
Monogatari Corp.	5,556	442,638
Morita Holdings Corp.	49,189	860,326
MOS Food Services, Inc.	29,402	643,689
Musashi Seimitsu Industry Co., Ltd.	54,595	675,304
Nachi-Fujikoshi Corp.	23,253	886,644
Nagaileben Co., Ltd.	31,696	699,458
Nagatanien Holdings Co., Ltd.	14,026	276,838
Namura Shipbuilding Co., Ltd.	58,243	156,638
NEC Networks & System Integration Corp.	27,661	696,015
NET One Systems Co., Ltd.	102,431	2,748,160
Neturen Co., Ltd.	38,597	291,144
Nextage Co., Ltd.	43,745	446,415
Nichi-iko Pharmaceutical Co., Ltd.	55,071	623,369
Nichias Corp.	66,715	1,118,317
Nichiban Co., Ltd.	15,334	329,630
Nichicon Corp.	74,875	550,313
Nichiden Corp.	15,690	239,595
Nichiha Corp.	35,481	931,672
NichiiGakkan Co., Ltd.	48,821	632,211
Nihon Chouzai Co., Ltd.	7,935	259,080
Nihon Parkerizing Co., Ltd.	117,025	1,295,547
Nihon Tokushu Toryo Co., Ltd.	18,173	195,497
Nihon Trim Co., Ltd.	5,534	260,963
Nikkiso Co., Ltd.	84,327	1,086,562
Nippon Beet Sugar Manufacturing Co., Ltd.	13,255	228,903
Nippon Carbon Co., Ltd. (a)	12,572	458,532
Nippon Ceramic Co., Ltd.	23,233	612,842
Nippon Chemi-Con Corp.	20,505	295,370
Nippon Denko Co., Ltd.	143,373	252,215
Nippon Densetsu Kogyo Co., Ltd.	43,301	914,476
Nippon Flour Mills Co., Ltd.	65,603	1,076,113
Nippon Holdings Co., Ltd.	62,719	1,425,077
Nippon Kanzai Co., Ltd.	20,091	336,407
Nippon Koei Co., Ltd.	19,289	427,263
Nippon Light Metal Holdings Co., Ltd.	718,857	1,522,792
Nippon Parking Development Co., Ltd.	187,205	298,287
Nippon Seiki Co., Ltd.	59,280	962,566
Nippon Sheet Glass Co., Ltd.	108,770	713,279
Nippon Signal Co., Ltd.	75,743	772,952
Nippon Soda Co., Ltd.	32,676	782,478
Nippon Steel Trading Corp.	17,595	678,196
Nippon Suisan Kaisha Ltd.	322,451	1,960,098
Nippon Thompson Co., Ltd.	81,168	324,448
Nippon Yakin Kogyo Co., Ltd. (a)	187,525	354,065
Nishimatsu Construction Co., Ltd.	64,556	1,235,527
Nishimatsuya Chain Co., Ltd.	54,840	439,932
Nishio Rent All Co., Ltd.	19,203	498,226
Nissei ASB Machine Co., Ltd.	10,194	274,156
Nissha Co., Ltd. (a)	51,742	482,751
Nissin Corp.	14,336	230,934
Nissin Electric Co., Ltd.	57,136	553,600
Nissin Kogyo Co., Ltd.	45,991	575,655
Nissin Sugar Co., Ltd.	13,980	234,341
Nisso Corp.	20,293	267,271
Nitta Corp.	23,547	658,210
Nittetsu Mining Co., Ltd.	8,456	332,944
Nitto Boseki Co., Ltd.	34,226	621,632
Nitto Kogyo Corp.	33,305	569,935
Nitto Kohki Co., Ltd.	13,155	252,135
Nohmi Bosai Ltd.	25,197	477,136
Nojima Corp.	42,254	712,179
Nomura Co., Ltd.	95,061	1,202,107
Noritake Co., Ltd.	15,502	653,918
Security	Number of Shares	Value ($)
Noritsu Koki Co., Ltd.	26,316	413,979
Noritz Corp.	41,179	520,355
NS United Kaiun Kaisha Ltd.	13,175	275,088
NSD Co., Ltd.	49,272	1,372,764
Obara Group, Inc.	14,097	461,569
Ohsho Food Service Corp.	13,136	803,344
Oiles Corp.	35,609	480,799
Okabe Co., Ltd.	55,002	487,331
Okamoto Industries, Inc.	18,022	801,716
Okamura Corp.	98,406	965,253
Okasan Securities Group, Inc.	199,612	711,488
Oki Electric Industry Co., Ltd.	103,171	1,270,455
Okumura Corp.	45,985	1,408,244
Okuwa Co., Ltd.	32,795	319,870
Onoken Co., Ltd.	19,360	243,571
Onward Holdings Co., Ltd.	137,775	725,833
Open Door, Inc. *	14,831	412,522
OPT Holding, Inc. (a)	23,021	293,023
Optex Group Co., Ltd.	39,120	465,873
Optorun Co., Ltd.	9,874	211,803
Organo Corp.	8,055	240,741
Osaka Soda Co., Ltd.	22,144	532,109
Osaka Steel Co., Ltd.	14,645	229,707
OSAKA Titanium Technologies Co., Ltd.	21,197	313,538
Osaki Electric Co., Ltd.	52,559	307,875
OSJB Holdings Corp.	112,270	286,427
Outsourcing, Inc.	123,542	1,294,873
Oyo Corp.	26,262	255,424
Pacific Industrial Co., Ltd.	57,511	755,337
Pacific Metals Co., Ltd.	18,430	375,984
PAL GROUP Holdings Co., Ltd.	13,697	415,042
Paramount Bed Holdings Co., Ltd.	25,051	955,203
Pasona Group, Inc.	22,608	348,360
Pepper Food Service Co., Ltd. (a)	15,123	268,544
PIA Corp.	7,924	352,867
Piolax, Inc.	28,464	468,480
Plenus Co., Ltd.	30,421	513,858
Press Kogyo Co., Ltd.	105,249	449,786
Pressance Corp.	38,429	483,128
Prestige International, Inc.	51,293	709,575
Prima Meat Packers Ltd.	36,367	710,760
Qol Holdings Co., Ltd.	26,466	351,255
Raito Kogyo Co., Ltd.	54,247	666,003
Relia, Inc.	50,919	550,577
Remixpoint, Inc. *(a)	69,600	229,489
RENOVA, Inc. *	52,225	414,625
Restar Holdings Corp.	36,231	498,541
Retail Partners Co., Ltd.	42,890	453,095
Rheon Automatic Machinery Co., Ltd.	29,792	434,087
Ricoh Leasing Co., Ltd.	17,618	542,779
Riken Corp.	10,809	429,075
Riken Keiki Co., Ltd.	21,663	383,879
Riken Technos Corp.	63,524	278,493
Riken Vitamin Co., Ltd.	9,676	309,240
Ringer Hut Co., Ltd.	25,999	562,244
Riso Kagaku Corp.	29,748	479,201
Riso Kyoiku Co., Ltd.	106,285	427,783
Rock Field Co., Ltd.	23,193	338,363
Rokko Butter Co., Ltd.	13,054	241,302
Roland DG Corp.	14,589	326,514
Round One Corp.	86,861	1,290,415
Royal Holdings Co., Ltd.	32,556	808,090
RS Technologies Co., Ltd.	7,733	167,088
Ryobi Ltd.	33,752	616,753
Ryoden Corp.	15,145	213,836
Ryosan Co., Ltd.	30,301	711,651
Ryoyo Electro Corp.	23,930	367,849
S Foods, Inc.	22,469	755,347
Sac's Bar Holdings, Inc.	23,650	217,604

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sagami Holdings Corp.	22,640	275,246
Saibu Gas Co., Ltd.	29,726	623,404
Saizeriya Co., Ltd.	31,248	698,205
Sakai Chemical Industry Co., Ltd.	19,073	435,829
Sakai Moving Service Co., Ltd.	11,060	654,992
Sakata INX Corp.	52,549	461,725
Sakata Seed Corp.	38,700	1,176,238
SAMTY Co., Ltd.	31,635	414,613
San ju San Financial Group, Inc.	25,664	340,611
San-A Co., Ltd.	22,818	884,769
San-Ai Oil Co., Ltd.	68,669	597,672
Sangetsu Corp.	72,484	1,385,925
Sanken Electric Co., Ltd.	28,603	573,509
Sanki Engineering Co., Ltd.	48,513	546,009
Sankyo Tateyama, Inc.	33,049	346,699
Sanshin Electronics Co., Ltd.	20,834	339,638
Sanyo Chemical Industries Ltd.	12,667	650,996
Sanyo Denki Co., Ltd.	13,548	474,164
Sanyo Electric Railway Co., Ltd.	20,939	432,762
Sanyo Shokai Ltd.	14,348	231,920
Sanyo Special Steel Co., Ltd.	26,806	364,162
Sato Holdings Corp.	29,375	733,191
SBS Holdings, Inc.	20,605	321,292
Seikagaku Corp.	45,217	518,491
Seiko Holdings Corp.	32,862	611,991
Seiren Co., Ltd.	56,361	714,278
Sekisui Jushi Corp.	35,144	659,992
Sekisui Plastics Co., Ltd.	29,897	194,403
Senko Group Holdings Co., Ltd.	127,205	1,027,481
Senshu Ikeda Holdings, Inc.	342,974	672,839
Shibuya Corp.	24,022	638,522
Shikoku Chemicals Corp.	40,485	375,859
Shin Nippon Air Technologies Co., Ltd.	16,680	262,240
Shin-Etsu Polymer Co., Ltd.	43,484	296,769
Shindengen Electric Manufacturing Co., Ltd.	9,174	291,506
Shinko Electric Industries Co., Ltd.	80,017	642,642
Shinko Plantech Co., Ltd.	45,959	510,491
Shinko Shoji Co., Ltd.	21,733	367,905
Shinmaywa Industries Ltd.	96,353	1,151,000
Shinnihon Corp.	30,007	243,483
Shinwa Co., Ltd.	12,500	245,913
Ship Healthcare Holdings, Inc.	48,165	2,049,480
Shizuoka Gas Co., Ltd.	70,949	537,794
Shoei Co., Ltd.	15,248	605,988
Shoei Foods Corp. (a)	15,139	423,181
Showa Corp.	60,937	747,015
Showa Sangyo Co., Ltd.	32,968	921,555
Siix Corp.	40,885	448,106
Sinanen Holdings Co., Ltd.	11,765	200,246
Sinfonia Technology Co., Ltd.	33,491	362,440
Sinko Industries Ltd.	27,856	409,726
Sintokogio Ltd.	69,925	589,283
SMS Co., Ltd.	60,579	1,466,282
Sodick Co., Ltd.	46,300	400,421
Sogo Medical Holdings Co., Ltd.	20,955	335,820
Solasto Corp.	58,973	521,428
Sourcenext Corp. (a)	95,990	398,724
Space Value Holdings Co., Ltd.	39,797	197,565
ST Corp.	12,191	192,676
St Marc Holdings Co., Ltd.	15,829	344,207
Star Micronics Co., Ltd.	40,408	492,749
Starts Corp., Inc.	39,182	922,036
Starzen Co., Ltd.	8,664	321,184
Stella Chemifa Corp.	10,427	256,029
Strike Co., Ltd. (a)	17,020	301,289
Studio Alice Co., Ltd.	12,850	239,543
Sumida Corp.	26,282	270,384
Sumitomo Densetsu Co., Ltd.	17,180	259,183
Security	Number of Shares	Value ($)
Sumitomo Mitsui Construction Co., Ltd.	186,221	1,056,524
Sumitomo Riko Co., Ltd.	43,591	311,952
Sumitomo Seika Chemicals Co., Ltd.	10,156	313,823
Sun Frontier Fudousan Co., Ltd.	33,768	312,255
Suruga Bank Ltd. *(a)	212,515	853,387
Sushiro Global Holdings Ltd.	23,139	1,609,021
Systena Corp.	84,193	1,220,537
T Hasegawa Co., Ltd.	28,008	463,296
T-Gaia Corp.	26,172	422,802
Tachi-S Co., Ltd.	32,977	392,413
Tachibana Eletech Co., Ltd.	21,893	306,290
Taihei Dengyo Kaisha Ltd.	18,520	346,434
Taikisha Ltd.	35,756	1,066,999
Taiyo Holdings Co., Ltd.	21,274	648,556
Takamatsu Construction Group Co., Ltd.	17,755	380,365
Takara Leben Co., Ltd.	103,827	352,864
Takara Standard Co., Ltd.	58,601	882,456
Takasago International Corp.	19,002	539,039
Takasago Thermal Engineering Co., Ltd.	78,475	1,208,475
Takeuchi Manufacturing Co., Ltd.	42,559	702,424
Taki Chemical Co., Ltd.	5,660	229,632
Takuma Co., Ltd.	90,710	1,186,352
Tamron Co., Ltd.	18,477	374,050
Tamura Corp.	88,722	429,003
Tanseisha Co., Ltd.	42,634	441,360
Tayca Corp.	20,287	422,837
Teikoku Electric Manufacturing Co., Ltd.	19,352	212,101
Teikoku Sen-I Co., Ltd.	27,184	553,319
Tekken Corp.	15,643	425,023
Tenma Corp.	20,105	330,531
The Aichi Bank Ltd.	12,230	404,381
The Akita Bank Ltd.	20,348	395,809
The Aomori Bank Ltd.	23,037	593,456
The Bank of Iwate Ltd.	20,052	540,568
The Bank of Nagoya Ltd.	20,732	673,086
The Bank of Okinawa Ltd.	27,240	863,050
The Bank of Saga Ltd.	14,945	217,620
The Chukyo Bank Ltd.	14,100	287,389
The Ehime Bank Ltd.	44,852	449,449
The Fukui Bank Ltd.	28,217	397,624
The Hokkoku Bank Ltd.	28,849	799,774
The Hyakugo Bank Ltd.	257,594	768,689
The Hyakujushi Bank Ltd.	33,649	685,532
The Japan Wool Textile Co., Ltd.	90,070	688,539
The Juroku Bank Ltd.	43,672	914,266
The Keiyo Bank Ltd.	143,115	823,826
The Kiyo Bank Ltd.	77,505	1,050,770
The Michinoku Bank Ltd.	19,350	296,198
The Miyazaki Bank Ltd.	18,265	435,534
The Musashino Bank Ltd.	40,104	751,292
The Nanto Bank Ltd.	38,369	768,617
The Nippon Road Co., Ltd.	6,954	390,052
The Nisshin Oillio Group Ltd.	28,940	843,611
The Ogaki Kyoritsu Bank Ltd.	47,244	1,046,917
The Oita Bank Ltd.	18,553	539,972
The Okinawa Electric Power Co., Inc.	53,678	815,243
The Pack Corp.	14,376	412,445
The Shikoku Bank Ltd.	43,197	381,144
The Shimizu Bank Ltd.	12,990	206,380
The Sumitomo Warehouse Co., Ltd.	65,434	829,865
The Tochigi Bank Ltd.	141,997	234,101
The Toho Bank Ltd.	222,259	509,717
The Towa Bank Ltd.	43,415	290,300
The Yamagata Bank Ltd.	37,324	558,614
The Yamanashi Chuo Bank Ltd.	36,085	401,812
TKC Corp.	18,018	731,009
Toa Corp.	54,472	691,765
Toagosei Co., Ltd.	156,761	1,692,138
TOC Co., Ltd.	60,894	342,117

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tocalo Co., Ltd.	65,161	425,504
Toei Co., Ltd.	8,090	1,087,856
Toenec Corp.	8,680	238,395
Toho Co., Ltd.	12,284	243,021
Toho Holdings Co., Ltd.	61,195	1,369,032
Toho Titanium Co., Ltd.	40,412	401,608
Toho Zinc Co., Ltd.	21,432	459,137
Tokai Corp.	21,601	477,281
TOKAI Holdings Corp.	140,038	1,141,456
Token Corp.	11,219	654,076
Tokushu Tokai Paper Co., Ltd.	10,617	353,982
Tokyo Dome Corp.	109,628	1,074,319
Tokyo Energy & Systems, Inc.	24,130	200,463
Tokyo Individualized Educational Institute, Inc.	24,689	208,745
Tokyo Kiraboshi Financial Group, Inc.	32,590	502,770
Tokyo Ohka Kogyo Co., Ltd.	47,781	1,386,232
Tokyo Seimitsu Co., Ltd.	48,954	1,132,604
Tokyo Steel Manufacturing Co., Ltd.	115,662	885,242
Tokyotokeiba Co., Ltd.	20,154	600,490
Tokyu Construction Co., Ltd.	88,467	624,952
TOMONY Holdings, Inc.	179,325	568,158
Tomy Co., Ltd.	109,259	1,303,158
Tonami Holdings Co., Ltd.	7,627	396,190
Toppan Forms Co., Ltd.	49,595	399,227
Topre Corp.	59,275	940,102
Topy Industries Ltd.	20,882	422,929
Toridoll Holdings Corp.	26,295	454,335
Torii Pharmaceutical Co., Ltd.	16,110	350,317
Torishima Pump Manufacturing Co., Ltd.	26,650	247,171
Tosei Corp.	34,207	280,398
Toshiba Machine Co., Ltd.	26,971	567,118
Toshiba TEC Corp.	30,241	746,451
Tosho Co., Ltd.	19,197	522,470
Totetsu Kogyo Co., Ltd.	34,409	946,941
Towa Pharmaceutical Co., Ltd.	31,503	754,969
Toyo Construction Co., Ltd.	123,311	455,424
Toyo Corp.	26,847	222,293
Toyo Ink SC Holdings Co., Ltd.	48,666	1,013,884
Toyo Kanetsu KK	10,581	201,046
Toyo Tanso Co., Ltd.	18,851	349,675
TPR Co., Ltd.	35,099	571,217
Trancom Co., Ltd.	8,882	536,642
Transcosmos, Inc.	32,264	711,695
Trusco Nakayama Corp.	47,318	1,050,301
Trust Tech, Inc.	12,307	356,486
TSI Holdings Co., Ltd.	101,277	579,259
Tsubaki Nakashima Co., Ltd.	51,142	793,213
Tsubakimoto Chain Co.	40,769	1,224,103
Tsugami Corp. (a)	60,669	482,782
Tsukishima Kikai Co., Ltd.	43,170	520,863
Tsukui Corp.	57,771	281,472
Tsurumi Manufacturing Co., Ltd.	25,074	442,476
U-Shin Ltd. *	19,567	177,153
UACJ Corp.	36,549	580,341
Uchida Yoko Co., Ltd.	10,583	345,050
Union Tool Co.	13,063	317,627
Unipres Corp.	50,048	790,074
United Arrows Ltd.	34,945	1,160,274
United Super Markets Holdings, Inc.	67,937	583,792
Unitika Ltd. *	70,031	223,170
Unizo Holdings Co., Ltd.	35,045	599,388
V Technology Co., Ltd.	11,076	470,787
Valor Holdings Co., Ltd.	50,957	1,034,862
Valqua Ltd.	19,812	375,894
ValueCommerce Co., Ltd.	21,695	511,129
Vector, Inc. *	27,127	278,578
Vision, Inc./Tokyo Japan *	11,436	592,997
Vital KSK Holdings, Inc.	42,755	409,534
Security	Number of Shares	Value ($)
VT Holdings Co., Ltd.	104,123	434,425
W-Scope Corp. (a)	28,722	376,964
Wacom Co., Ltd.	175,985	542,989
Wakita & Co., Ltd.	57,969	538,179
Warabeya Nichiyo Holdings Co., Ltd.	17,652	266,467
WATAMI Co., Ltd.	30,544	403,127
WDB Holdings Co., Ltd.	9,579	235,295
Weathernews, Inc.	10,130	299,492
Wellnet Corp.	21,807	202,655
World Co., Ltd.	20,850	423,433
Xebio Holdings Co., Ltd.	31,176	346,863
YA-MAN Ltd. (a)	32,917	288,924
Yahagi Construction Co., Ltd.	31,008	205,340
Yakuodo Co., Ltd.	12,542	253,786
YAMABIKO Corp.	45,139	382,065
Yamashin-Filter Corp. (a)	48,015	234,381
Yamazen Corp.	81,927	761,357
Yellow Hat Ltd.	36,052	462,873
Yodogawa Steel Works Ltd.	35,506	640,956
Yokogawa Bridge Holdings Corp.	36,501	522,427
Yokohama Reito Co., Ltd.	48,774	425,860
Yondoshi Holdings, Inc.	26,621	587,954
Yonex Co., Ltd.	46,389	275,578
Yorozu Corp.	24,055	286,910
Yoshinoya Holdings Co., Ltd.	79,068	1,306,452
Yuasa Trading Co., Ltd.	19,628	533,115
Yurtec Corp.	47,178	312,854
Yushin Precision Equipment Co., Ltd.	23,891	232,584
Zenrin Co., Ltd.	38,477	727,546
ZERIA Pharmaceutical Co., Ltd.	48,177	899,866
ZIGExN Co., Ltd.	67,665	443,102
Zojirushi Corp.	52,043	551,227
Zuken, Inc.	15,953	221,131
		403,014,750

Netherlands 2.2%
Accell Group N.V.	26,633	722,671
Altice Europe N.V. *	724,292	2,225,216
AMG Advanced Metallurgical Group N.V. (a)	37,112	940,017
APERAM S.A.	64,616	1,520,022
Arcadis N.V.	95,955	1,777,135
ASM International N.V.	47,608	2,778,863
B&S Group Sarl	31,511	464,211
Basic-Fit N.V *	44,843	1,454,150
BE Semiconductor Industries N.V.	90,342	2,037,614
Brunel International N.V.	27,116	404,300
Corbion N.V.	70,840	2,167,708
Eurocommercial Properties N.V.	58,767	1,531,086
Flow Traders	34,460	969,229
ForFarmers N.V.	51,014	403,048
Fugro N.V. CVA *(a)	101,108	833,756
IMCD N.V.	65,659	5,344,858
Intertrust N.V.	97,323	1,839,344
Koninklijke BAM Groep N.V.	307,033	1,298,772
Koninklijke Volkerwessels N.V.	30,506	552,748
NIBC Holding N.V.	45,275	402,609
NSI N.V.	22,297	901,934
PostNL N.V.	587,726	1,049,202
SBM Offshore N.V.	221,735	3,912,677
Sligro Food Group N.V.	41,611	1,551,051
Takeaway.com N.V. *	40,685	3,590,717
TKH Group N.V.	51,293	2,393,792
TomTom N.V. *	82,741	716,874
Vastned Retail N.V.	22,452	735,570

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Wereldhave N.V. (a)	48,500	1,181,445
Wessanen	67,420	853,471
		46,554,090

New Zealand 1.0%
Argosy Property Ltd.	1,033,177	888,989
Chorus Ltd.	537,450	2,024,947
EBOS Group Ltd.	109,545	1,592,374
Freightways Ltd.	191,292	1,008,772
Genesis Energy Ltd.	602,975	1,222,383
Goodman Property Trust	1,310,086	1,584,132
Heartland Group Holdings Ltd.	490,750	515,032
Infratil Ltd.	546,358	1,520,733
Kathmandu Holdings Ltd.	230,035	337,384
Mainfreight Ltd.	98,329	2,461,278
Metlifecare Ltd.	210,941	614,634
New Zealand Refining Co., Ltd.	224,700	301,730
Precinct Properties New Zealand Ltd.	1,052,453	1,111,387
Pushpay Holdings Ltd. *	223,447	552,028
Restaurant Brands New Zealand Ltd. *	42,843	250,228
Scales Corp., Ltd.	130,301	403,449
SKY Network Television Ltd.	499,192	390,478
Summerset Group Holdings Ltd.	272,444	983,863
Synlait Milk Ltd. *	120,480	696,605
Tourism Holdings Ltd.	145,151	365,220
Vector Ltd.	329,422	800,957
Vital Healthcare Property Trust	477,116	724,649
Z Energy Ltd.	453,367	1,779,075
		22,130,327

Norway 1.9%
Akastor A.S.A. *	190,728	261,458
Aker Solutions A.S.A. *	180,026	715,271
Atea A.S.A. *	97,982	1,349,893
Austevoll Seafood A.S.A.	112,567	1,181,126
Bakkafrost P/F	49,324	2,614,461
Borr Drilling Ltd. *	470,405	967,276
Borregaard A.S.A.	122,834	1,333,055
BW LPG Ltd. *	100,362	420,767
DNO A.S.A.	765,699	1,329,121
Elkem A.S.A.	298,204	910,921
Entra A.S.A.	132,430	1,972,740
Evry A/S	214,714	761,602
Frontline Ltd. *	94,963	753,412
Grieg Seafood A.S.A.	70,541	1,000,850
Hoegh LNG Holdings Ltd.	49,415	200,962
Kongsberg Gruppen A.S.A.	91,806	1,207,125
Nordic Semiconductor A.S.A. *	184,332	753,016
Norway Royal Salmon A.S.A. (a)	20,896	473,121
Norwegian Air Shuttle A.S.A. *(a)	48,879	179,686
Norwegian Finans Holding A.S.A. *	197,320	1,505,752
Ocean Yield A.S.A.	57,916	391,014
PGS A.S.A. *	386,221	646,147
Sbanken A.S.A.	101,164	820,522
Scatec Solar A.S.A.	102,364	992,213
Seadrill Ltd. *(a)	80,353	336,328
SpareBank 1 Oestlandet	43,915	420,902
SpareBank 1 SMN	161,875	1,738,255
SpareBank 1 SR-Bank A.S.A.	223,584	2,605,234
Stolt-Nielsen Ltd.	30,835	348,727
Storebrand A.S.A.	573,790	4,153,115
TGS Nopec Geophysical Co. A.S.A.	126,553	3,170,421
Tomra Systems A.S.A.	134,904	4,056,174
Veidekke A.S.A.	131,120	1,252,221
Security	Number of Shares	Value ($)
Wallenius Wilhelmsen A.S.A.	150,375	421,213
XXL A.S.A. (a)	124,268	295,844
		41,539,945

Poland 0.8%
Alior Bank S.A. *	112,304	1,543,557
AmRest Holdings SE *	90,020	897,494
Asseco Poland S.A.	91,136	1,212,284
Bank Handlowy w Warszawie S.A.	39,705	555,026
Bank Millennium S.A. *	742,302	1,849,209
Budimex S.A.	13,993	488,829
CCC S.A.	34,893	1,423,314
Ciech S.A.	30,643	340,208
Enea S.A. *	268,141	587,020
Energa S.A. *	259,853	523,555
Eurocash S.A.	106,056	533,103
Grupa Azoty S.A.	62,684	650,410
Jastrzebska Spolka Weglowa S.A. *	62,497	816,688
Kernel Holding S.A.	64,735	783,584
KRUK S.A. *	19,920	833,295
Lubelski Wegiel Bogdanka S.A. *	14,613	134,659
Orange Polska S.A. *	782,260	1,048,701
PKP Cargo S.A. *	36,169	404,383
PLAY Communications S.A.	130,340	889,619
Tauron Polska Energia S.A. *	1,397,941	577,510
Warsaw Stock Exchange	33,424	347,591
		16,440,039

Portugal 0.5%
Altri, SGPS, S.A.	88,744	600,274
Banco Comercial Portugues S.A. *	9,501,465	2,668,166
Corticeira Amorim SGPS S.A.	44,500	510,762
CTT-Correios de Portugal S.A.	193,892	501,268
Mota-Engil, SGPS, S.A. *	103,124	243,393
NOS, SGPS S.A.	277,276	1,747,296
REN - Redes Energeticas Nacionais, SGPS, S.A.	468,411	1,271,006
Semapa-Sociedade de Investimento e Gestao	30,130	417,678
Sonae, SGPS, S.A.	1,207,836	1,197,897
The Navigator Co. S.A.	309,994	1,105,414
		10,263,154

Republic of Korea 4.8%
Able C&C Co., Ltd. *	28,826	266,257
Advanced Process Systems Corp.	17,531	348,883
Aekyung Industrial Co., Ltd.	8,320	301,809
Ahnlab, Inc.	6,522	344,474
AK Holdings, Inc.	6,280	249,692
Amicogen, Inc. *	22,767	518,084
Ananti, Inc. *	48,817	600,528
Anterogen Co., Ltd. *	5,564	256,031
Aprogen pharmaceuticals, Inc. *	91,859	142,312
Asiana Airlines, Inc. *	121,249	610,877
ATGen Co., Ltd. *	21,212	247,583
BH Co., Ltd. *	26,423	390,499
Binex Co., Ltd. *	29,655	262,709
Binggrae Co., Ltd.	7,027	427,792
Bukwang Pharmaceutical Co., Ltd.	46,826	725,451
Cafe24 Corp. *	7,941	421,422
Caregen Co., Ltd. (b)	4,634	273,861
Cell Biotech Co., Ltd.	6,762	118,388
Celltrion Pharm, Inc. *	22,648	971,797
Cellumed Co., Ltd. *	23,365	161,077
Chong Kun Dang Pharmaceutical Corp.	7,765	600,518
Chongkundang Holdings Corp.	3,622	354,323

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CJ CGV Co., Ltd.	15,057	447,576
CJ Hello Co., Ltd.	32,776	200,636
CMG Pharmaceutical Co., Ltd. *	94,626	297,966
Com2uSCorp	11,378	933,437
COSMAX NBT, Inc.	13,854	139,599
Cosmax, Inc.	7,773	731,024
CrystalGenomics, Inc. *	42,940	560,683
Cuckoo Holdings Co., Ltd.	1,438	158,785
Cuckoo Homesys Co., Ltd.	6,793	279,500
Dae Han Flour Mills Co., Ltd.	1,229	217,750
Dae Hwa Pharmaceutical Co., Ltd.	11,978	164,950
Daea TI Co., Ltd.	79,998	372,818
Daeduck Electronics Co.	61,318	594,696
Daekyo Co., Ltd.	49,838	251,931
Daesang Corp.	21,691	455,349
Daewoong Co., Ltd.	24,823	376,232
Daewoong Pharmaceutical Co., Ltd.	5,080	652,649
Daishin Securities Co., Ltd.	48,000	536,065
Daou Technology, Inc.	28,367	489,497
Dawonsys Co., Ltd.	25,097	295,036
DB HiTek Co., Ltd.	39,109	479,462
Dentium Co., Ltd.	7,864	453,654
DIO Corp. *	12,752	389,231
Dong-A Socio Holdings Co., Ltd.	3,700	301,058
Dong-A ST Co., Ltd.	5,507	455,025
Dongjin Semichem Co., Ltd.	36,489	358,486
DongKook Pharmaceutical Co., Ltd.	7,370	361,414
Dongkuk Steel Mill Co., Ltd. *	72,092	385,007
Dongwon F&B Co., Ltd.	1,263	284,225
Dongwon Industries Co., Ltd.	1,731	365,561
DoubleUGames Co., Ltd.	11,961	678,952
Duk San Neolux Co., Ltd. *	13,432	162,416
Duzone Bizon Co., Ltd.	22,776	1,254,602
Ecopro Co., Ltd. *	21,698	462,784
Enzychem Lifesciences Corp. *	7,321	473,354
Eo Technics Co., Ltd.	10,140	494,696
Esmo Corp. *	99,033	453,212
F&F Co., Ltd.	8,384	558,276
Feelux Co., Ltd. *	50,569	270,064
Foosung Co., Ltd. *	61,968	374,129
G-treeBNT Co., Ltd. *	24,402	609,589
Gamevil, Inc. *	6,036	217,436
GemVax & Kael Co., Ltd. *	38,947	529,802
Genexine Co., Ltd. *	14,157	777,452
Grand Korea Leisure Co., Ltd.	20,888	352,547
Green Cross Cell Corp.	7,115	268,553
Green Cross Corp.	6,990	733,689
Green Cross Holdings Corp.	31,093	558,729
GS Home Shopping, Inc.	3,930	547,804
Halla Holdings Corp.	8,456	284,020
Hana Tour Service, Inc.	9,775	483,456
Hanall Biopharma Co., Ltd. *	44,974	1,036,641
Hancom, Inc.	20,648	213,259
Handsome Co., Ltd.	16,583	570,915
Hanil Cement Co., Ltd.	2,863	318,539
Hanjin Kal Corp.	35,906	1,285,911
Hanjin Transportation Co., Ltd.	14,525	566,535
Hankook Shell Oil Co., Ltd.	1,002	267,980
Hankook Technology Group Co., Ltd.	25,093	340,290
Hansae Co., Ltd.	20,903	392,293
Hansol Chemical Co., Ltd.	9,761	677,016
Hansol Paper Co., Ltd.	21,601	250,310
Hanwha General Insurance Co., Ltd.	88,058	301,685
Hanwha Investment & Securities Co., Ltd. *	89,796	166,261
Harim Holdings Co., Ltd.	40,113	387,354
HLB Life Science Co., Ltd. *	41,449	535,993
HS Industries Co., Ltd.	54,220	448,457
Huchems Fine Chemical Corp.	26,167	452,633
Hugel, Inc. *	2,714	910,896
Security	Number of Shares	Value ($)
Huons Co., Ltd.	6,122	286,848
Huons Global Co., Ltd.	6,433	196,355
Hyosung Advanced Materials Corp. *	3,860	356,537
Hyosung Chemical Corp.	2,479	307,039
Hyosung Heavy Industries Corp. *	7,444	208,462
Hyundai Corp.	9,359	167,785
Hyundai Electric & Energy System Co., Ltd. *	14,847	228,770
Hyundai Elevator Co., Ltd. *	19,605	1,318,633
Hyundai Greenfood Co., Ltd.	61,000	622,344
Hyundai Home Shopping Network Corp.	6,798	521,738
Hyundai Livart Furniture Co., Ltd.	10,367	158,434
Hyundai Merchant Marine Co., Ltd. *	340,142	931,113
Hyundai Rotem Co., Ltd. *	55,378	892,819
i-SENS, Inc.	10,808	220,534
Iljin Materials Co., Ltd. *	18,481	539,268
Ilyang Pharmaceutical Co., Ltd. *	15,839	336,491
iMarketKorea, Inc.	30,942	270,213
InBody Co., Ltd.	14,272	308,594
Innocean Worldwide, Inc.	15,111	879,329
Innox Advanced Materials Co., Ltd. *	7,426	308,040
Inscobee, Inc. *	100,940	278,859
Insun ENT Co., Ltd. *	39,412	281,302
iNtRON Biotechnology, Inc. *	25,756	366,583
IS Dongseo Co., Ltd.	20,376	603,119
JB Financial Group Co., Ltd.	178,452	836,143
Jeil Pharmaceutical Co., Ltd.	7,984	239,004
Jenax, Inc. *	20,080	277,367
Jusung Engineering Co., Ltd.	37,251	193,621
JW Holdings Corp.	40,673	207,651
JW Pharmaceutical Corp.	13,849	365,151
JYP Entertainment Corp.	33,422	715,644
KEPCO Engineering & Construction Co., Inc.	14,246	255,995
KISWIRE Ltd.	9,102	173,495
KIWOOM Securities Co., Ltd.	13,093	866,343
Koh Young Technology, Inc.	15,186	1,157,854
Kolmar Korea Co., Ltd.	17,869	949,792
Kolmar Korea Holdings Co., Ltd.	7,400	190,763
Kolon Corp.	8,997	134,098
Kolon Industries, Inc.	20,388	697,633
Kolon Life Science, Inc. *	8,577	157,006
Komipharm International Co., Ltd. *	40,320	732,999
Korea Asset In Trust Co., Ltd.	89,005	296,708
Korea Electric Terminal Co., Ltd.	7,992	432,181
Korea Line Corp. *	13,939	281,495
Korea PetroChemical Ind Co., Ltd.	4,371	493,660
Korea Real Estate Investment & Trust Co., Ltd.	199,176	388,852
Korean Reinsurance Co.	106,735	752,854
Kumho Industrial Co., Ltd.	36,412	421,938
Kumho Tire Co., Inc. *	149,732	481,546
Kwang Dong Pharmaceutical Co., Ltd.	43,565	251,315
L&F Co., Ltd.	16,232	354,381
LEENO Industrial, Inc.	10,042	497,504
LegoChem Biosciences, Inc. *	8,279	363,584
LF Corp.	21,003	382,706
LG Hausys Ltd.	6,928	321,705
LG Innotek Co., Ltd.	18,127	1,441,453
LG International Corp.	30,086	397,896
LIG Nex1 Co., Ltd.	16,881	474,154
Lock&Lock Co., Ltd.	19,634	251,422
Lotte Confectionery Co., Ltd.	1,624	218,188
Lotte Food Co., Ltd.	552	247,981
LOTTE Himart Co., Ltd.	14,045	505,946
LS Industrial Systems Co., Ltd.	19,514	793,898
Lutronic Corp. *	31,025	220,137
Maeil Dairies Co., Ltd.	3,914	295,464
Medipost Co., Ltd. *	16,170	450,110

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Meritz Financial Group, Inc.	33,370	393,693
Meritz Fire & Marine Insurance Co., Ltd.	69,426	1,273,791
Meritz Securities Co., Ltd.	352,633	1,391,700
Mezzion Pharma Co., Ltd. *	5,353	504,330
Mirae Asset Life Insurance Co., Ltd.	106,029	413,112
Modetour Network, Inc.	15,235	262,893
Muhak Co., Ltd.	16,182	144,033
Namhae Chemical Corp.	22,589	186,076
Namyang Dairy Products Co., Ltd.	745	357,205
Naturecell Co., Ltd. *	46,386	412,874
NEPES Corp.	18,736	404,329
Nexen Tire Corp.	40,335	335,984
NICE Holdings Co., Ltd.	23,278	418,296
NICE Information Service Co., Ltd.	42,859	521,837
NS Shopping Co., Ltd.	18,871	201,244
Orange Life Insurance Ltd.	40,965	1,248,660
Orion Holdings Corp.	23,938	330,658
Oscotec, Inc. *	25,841	521,854
Osstem Implant Co., Ltd. *	12,775	766,993
Pan Ocean Co., Ltd. *	223,322	812,915
Partron Co., Ltd.	47,380	658,442
Pearl Abyss Corp. *	7,339	1,218,339
Peptron, Inc. *	16,862	287,429
Pharmicell Co., Ltd. *	73,624	563,818
Poongsan Corp.	24,992	518,349
Posco ICT Co., Ltd.	55,936	252,696
S&T Motiv Co., Ltd.	7,906	276,169
Sam Chun Dang Pharm Co., Ltd.	14,850	495,042
Samchully Co., Ltd.	3,480	268,839
Samwha Capacitor Co., Ltd.	7,994	353,752
Samyang Corp.	5,968	260,088
Samyang Holdings Corp.	6,210	377,533
Sangsangin Co., Ltd. *	40,733	776,420
Seah Besteel Corp.	12,000	172,810
Sebang Global Battery Co., Ltd.	9,699	339,208
Seegene, Inc. *	15,942	391,556
Seobu T&D *	30,782	218,671
Seoul Semiconductor Co., Ltd.	47,748	745,749
SFA Engineering Corp.	19,824	662,520
Shinsegae International, Inc.	2,978	667,668
Silicon Works Co., Ltd.	10,926	394,048
SK Chemicals Co., Ltd.	11,978	572,297
SK Discovery Co., Ltd.	13,864	283,473
SK Gas Ltd.	4,668	312,010
SK Materials Co., Ltd.	5,285	675,880
SK Securities Co., Ltd.	465,679	263,946
SKCKOLONPI, Inc.	15,970	369,446
SL Corp.	21,736	407,014
SM Entertainment Co., Ltd. *	20,945	752,747
Songwon Industrial Co., Ltd.	26,099	473,372
Soulbrain Co., Ltd.	12,351	473,961
SPC SAMLIP Co., Ltd.	2,628	214,053
Ssangyong Motor Co. *	44,682	152,142
ST Pharm Co., Ltd.	11,816	176,610
STCUBE *	29,292	432,899
Studio Dragon Corp. *	7,892	489,067
Sungwoo Hitech Co., Ltd.	50,000	164,791
Taekwang Industrial Co., Ltd.	613	680,482
Taeyoung Engineering & Construction Co., Ltd.	50,584	594,656
Taihan Electric Wire Co., Ltd. *	292,256	194,608
Telcon RF Pharmaceutical, Inc. *	79,240	460,442
TES Co., Ltd.	17,685	239,087
Tongyang, Inc.	308,818	442,132
Toptec Co., Ltd.	19,192	142,623
Vieworks Co., Ltd.	8,709	231,089
Webzen, Inc. *	19,969	265,773
Wemade Co., Ltd.	11,260	325,726
WONIK IPS Co., Ltd.	42,091	781,099
Security	Number of Shares	Value ($)
YG Entertainment, Inc.	13,064	335,678
Young Poong Corp.	674	398,435
Youngone Corp.	36,333	1,177,642
Youngone Holdings Co., Ltd.	6,394	322,143
Yuanta Securities Korea Co., Ltd. *	91,845	233,681
Yungjin Pharmaceutical Co., Ltd. *	95,883	442,017
		104,291,689

Singapore 1.3%
Accordia Golf Trust	946,896	405,906
AIMS APAC REIT	693,435	700,312
Ascendas Hospitality Trust	1,059,553	692,845
Ascendas India Trust	990,545	935,597
Ascott Residence Trust	1,356,169	1,221,818
Best World International Ltd. (b)	324,802	320,944
Boustead Singapore Ltd.	380,690	217,126
Bukit Sembawang Estates Ltd.	236,560	959,062
Cache Logistics Trust	1,267,804	667,823
CapitaLand Retail China Trust	704,689	767,998
CDL Hospitality Trusts	947,784	1,108,680
China Hongxing Sports Ltd. *(b)	884,000	—
ESR-REIT	2,635,809	1,024,563
Far East Hospitality Trust	1,112,560	513,296
First Real Estate Investment Trust	616,129	447,654
First Resources Ltd.	627,573	702,192
Frasers Centrepoint Trust	676,784	1,189,972
Frasers Commercial Trust	897,196	977,799
Frasers Hospitality Trust	1,018,245	525,269
Frasers Logistics & Industrial Trust	1,815,699	1,503,903
GuocoLand Ltd.	364,267	518,737
Keppel DC REIT	1,014,957	1,150,385
Keppel Infrastructure Trust	2,761,366	932,928
Lippo Malls Indonesia Retail Trust	2,537,539	387,171
Manulife US Real Estate Investment Trust	1,408,285	1,204,084
NetLink NBN Trust	3,655,129	2,204,205
OUE Hospitality Trust	1,314,084	644,463
OUE Ltd.	325,116	349,600
Parkway Life Real Estate Investment Trust	475,992	1,034,051
Raffles Medical Group Ltd.	1,159,572	867,773
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,331,757	406,392
Sheng Siong Group Ltd.	526,946	417,315
Silverlake Axis Ltd.	928,054	357,372
Soilbuild Business Space REIT	1,098,968	475,087
SPH REIT	721,110	544,886
Starhill Global REIT	1,784,379	952,896
Thomson Medical Group Ltd.	7,770,325	310,508
Yoma Strategic Holdings Ltd.	1,448,210	347,230
		27,987,842

Spain 1.8%
Aedas Homes SAU *	27,365	683,070
Almirall S.A.	74,981	1,288,420
Applus Services S.A.	179,750	2,283,471
Atresmedia Corp de Medios de Comunicaion S.A.	101,306	493,331
Bolsas y Mercados Espanoles SHMSF S.A.	93,289	2,442,980
Cia de Distribucion Integral Logista Holdings S.A.	78,891	1,739,782
Cie Automotive S.A.	65,494	1,580,817
Construcciones y Auxiliar de Ferrocarriles S.A.	22,672	956,263
Distribuidora Internacional de Alimentacion S.A. (a)	566,562	372,496
Ebro Foods S.A.	96,342	2,020,491
Ence Energia y Celulosa S.A.	155,155	648,364

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Euskaltel S.A.	118,273	997,707
Faes Farma S.A.	338,604	1,477,221
Fluidra S.A. *	78,970	973,283
Gestamp Automocion S.A.	190,136	1,066,806
Global Dominion Access S.A. *	141,220	701,864
Indra Sistemas S.A. *	149,058	1,566,349
Lar Espana Real Estate Socimi S.A.	83,200	635,090
Let's GOWEX S.A. *(b)	5,361	—
Liberbank S.A.	1,661,007	756,296
Masmovil Ibercom S.A. *	95,533	2,120,628
Mediaset Espana Comunicacion S.A.	225,423	1,617,729
Melia Hotels International S.A.	135,167	1,229,840
Metrovacesa S.A.	54,621	651,276
Neinor Homes S.A. *	97,368	1,191,352
Pharma Mar S.A. *	207,657	556,292
Promotora de Informaciones S.A., Class A *	515,001	849,359
Prosegur Cash S.A.	484,320	907,779
Prosegur Cia de Seguridad S.A.	323,975	1,378,380
Sacyr S.A.	418,413	952,100
Tecnicas Reunidas S.A. (a)	37,125	930,003
Unicaja Banco S.A.	1,044,667	1,016,281
Viscofan S.A.	47,756	2,474,586
		38,559,706

Sweden 4.6%
AAK AB	210,080	3,617,883
AF Poyry AB	108,317	2,267,132
Arjo AB, B Shares	276,586	1,135,150
Atrium Ljungberg AB, B Shares	57,830	996,524
Attendo AB	129,064	680,769
Avanza Bank Holding AB	146,990	1,062,593
Axfood AB	127,862	2,453,201
Beijer Ref AB	77,527	1,710,657
Betsson AB *	164,520	1,037,196
Bilia AB, A Shares	95,414	803,538
BillerudKorsnas AB	216,207	2,587,523
Bonava AB, B Shares	105,107	1,249,065
Bravida Holding AB	244,310	1,994,587
Bure Equity AB	62,691	1,028,909
Catena AB	25,276	695,826
Clas Ohlson AB, B Shares (a)	45,854	404,472
Cloetta AB, B Shares	253,804	796,838
Collector AB *	52,526	275,677
Concentric AB	48,548	649,878
Dometic Group AB	369,330	3,358,322
Evolution Gaming Group AB	153,079	2,904,853
Fabege AB	331,149	4,956,518
Getinge AB, B Shares	273,575	3,700,960
Haldex AB	49,436	331,402
Hansa Biopharma AB *(a)	40,882	714,357
Hembla AB *	48,212	868,274
Hemfosa Fastigheter AB	206,925	1,904,618
Hexpol AB	323,902	2,343,195
Holmen AB, B Shares	123,836	2,398,077
Hufvudstaden AB, A Shares	139,895	2,282,782
Indutrade AB	115,063	3,348,931
Intrum AB (a)	90,424	2,077,894
Investment AB Oresund	43,842	576,747
JM AB	91,341	1,824,478
Klovern AB, B Shares	601,352	902,293
Kungsleden AB	232,506	1,794,390
Lifco AB, B Shares	57,276	2,777,981
Lindab International AB	83,827	864,060
Loomis AB, B Shares	88,170	2,845,987
Mekonomen AB *	51,445	383,248
Modern Times Group MTG AB, B Shares *	80,292	928,860
Munters Group AB *	65,547	295,599
Security	Number of Shares	Value ($)
Mycronic AB	83,280	1,004,554
NCC AB, B Shares	117,482	1,837,431
NetEnt AB *	458,759	712,947
Nobia AB	137,056	738,765
Nolato AB, B Shares	23,529	1,117,956
Nordic Entertainment Group AB, Class B	80,292	1,889,779
Nyfosa AB *	199,382	1,256,979
Oriflame Holding AG *	28,707	671,736
Pandox AB	97,604	1,599,864
Peab AB	240,043	1,889,129
Ratos AB, B Shares	250,987	679,868
Resurs Holding AB	133,171	773,794
Sagax AB, Class D	116,885	429,851
SAS AB *	334,774	467,485
Scandic Hotels Group AB	85,552	687,674
SkiStar AB	48,683	593,371
SSAB AB, A Shares	293,777	901,037
SSAB AB, B Shares	722,996	1,989,584
Sweco AB, B Shares	81,040	2,081,093
Thule Group AB	126,710	2,881,104
Vitrolife AB	78,463	1,668,654
Wallenstam AB, B Shares	199,794	2,017,421
Wihlborgs Fastigheter AB	162,437	2,355,347
		100,076,667

Switzerland 4.1%
Allreal Holding AG *	17,689	2,877,089
Alpiq Holding AG *	4,277	297,649
ALSO Holding AG *	3,353	433,355
ams AG *	95,828	3,166,797
APG SGA S.A.	1,255	326,274
Arbonia AG *	53,064	614,073
Aryzta AG *	1,169,022	1,486,483
Ascom Holding AG	43,117	551,260
Autoneum Holding AG	3,331	414,285
Bachem Holding AG, Class B	6,913	861,848
Basilea Pharmaceutica AG *	13,247	531,013
Belimo Holding AG	562	2,933,340
Bell Food Group AG *	2,426	711,508
Berner Kantonalbank AG	5,481	1,236,951
BKW AG	21,834	1,437,004
Bobst Group S.A.	9,614	602,159
Bossard Holding AG, Class A	2,958	435,826
Bucher Industries AG	7,886	2,450,826
Burckhardt Compression Holding AG	3,717	973,733
Cembra Money Bank AG	34,703	3,101,655
Comet Holding AG (a)	9,930	938,357
Conzzeta AG	1,578	1,300,554
COSMO Pharmaceuticals N.V. *	8,983	871,642
Daetwyler Holding AG	9,152	1,264,729
dormakaba Holding AG *	3,746	2,580,880
EFG International AG *	89,498	589,031
Emmi AG	2,390	2,195,516
Forbo Holding AG	1,405	2,262,862
Galenica AG *	58,642	2,812,437
GAM Holding AG *	198,482	816,147
Hiag Immobilien Holding AG	3,517	466,789
Huber & Suhner AG	17,726	1,358,726
Idorsia Ltd. *	108,035	2,395,169
Implenia AG	18,724	545,050
Inficon Holding AG	2,299	1,295,952
Interroll Holding AG	672	1,419,695
Intershop Holding AG	1,494	742,655
Kardex AG	7,174	1,102,650
Komax Holding AG	4,574	944,949
Kudelski S.A. *(a)	50,881	344,484
Landis & Gyr Group AG *	30,515	2,197,954
LEM Holding S.A.	587	772,668

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Leonteq AG *(a)	12,523	454,680
Liechtensteinische Landesbank AG	12,816	824,373
Meyer Burger Technology AG *(a)	753,322	465,092
Mobimo Holding AG	8,377	2,007,115
Panalpina Welttransport Holding AG *	15,981	3,384,156
Rieter Holding AG	4,344	599,009
Schmolz & Bickenbach AG *	477,022	217,680
Schweiter Technologies AG	1,118	1,015,909
SFS Group AG	21,369	1,693,204
Siegfried Holding AG *	5,292	1,886,148
SIG Combibloc Group AG *	168,339	1,723,807
St. Galler Kantonalbank AG	3,241	1,438,690
Sunrise Communications Group AG *	41,500	2,869,538
Swissquote Group Holding S.A.	9,986	357,405
Tecan Group AG	14,338	3,423,957
u-blox Holding AG *	8,497	625,121
Valiant Holding AG	19,376	2,061,174
Valora Holding AG *	3,925	987,250
VAT Group AG *	31,723	3,410,889
Vetropack Holding AG	278	581,787
Vontobel Holding AG	34,156	1,803,135
VP Bank AG	3,385	529,027
VZ Holding AG	3,664	958,027
Ypsomed Holding AG *(a)	4,518	546,194
Zehnder Group AG	11,431	381,280
		88,906,671

United Kingdom 14.0%
888 Holdings plc	338,346	560,357
AA plc	761,987	523,423
Acacia Mining plc *	179,702	356,505
AG Barr plc	102,518	1,222,361
Aggreko plc	300,038	2,928,532
Amigo Holdings plc (a)	180,499	564,202
AO World plc *(a)	360,312	505,909
Ascential plc	484,035	2,340,258
Assura plc	2,912,497	2,353,054
Avast plc	477,982	1,861,566
Bakkavor Group plc	178,887	272,367
Balfour Beatty plc	853,175	2,555,012
Bank of Cyprus Holdings plc *	414,515	645,757
Bank of Georgia Group plc	46,485	960,871
BBA Aviation plc	1,274,587	4,183,298
BCA Marketplace plc	952,538	2,173,048
Beazley plc	646,548	4,563,490
Big Yellow Group plc	188,295	2,415,989
Bodycote plc	229,773	2,253,134
Bovis Homes Group plc	164,619	2,030,248
Brewin Dolphin Holdings plc	335,835	1,283,404
Britvic plc	326,760	3,665,449
BTG plc *	478,663	5,028,562
Cairn Energy plc *	712,344	1,420,380
Capita plc *	2,029,823	2,869,233
Card Factory plc	381,133	909,840
Centamin plc	1,414,098	1,583,777
Charter Court Financial Services Group plc	202,127	836,889
Chemring Group plc	345,371	705,195
Chesnara plc	180,450	834,702
Close Brothers Group plc	185,938	3,224,742
Coats Group plc	1,732,171	1,696,368
Computacenter plc	89,937	1,418,091
Countryside Properties plc	542,558	2,069,300
Cranswick plc	63,626	2,152,412
Crest Nicholson Holdings plc	298,867	1,380,953
Daejan Holdings plc	6,054	419,675
Daily Mail & General Trust plc N.V., Class A	171,532	1,610,682
De La Rue plc	136,138	525,060
Dechra Pharmaceuticals plc	123,147	4,234,251
Security	Number of Shares	Value ($)
Devro plc	213,191	583,092
Dignity plc	61,593	535,271
Diploma plc	137,961	2,583,946
Dixons Carphone plc	1,229,782	1,792,595
Domino's Pizza Group plc	565,135	1,674,608
Drax Group plc	485,336	1,803,343
Dunelm Group plc	118,302	1,327,060
EI Group plc *	546,347	1,455,734
Electrocomponents plc	546,428	4,186,027
Elementis plc	716,938	1,306,647
Entertainment One Ltd.	437,826	2,411,523
Equiniti Group plc	394,235	1,093,166
Essentra plc	327,123	1,669,014
Ferrexpo plc	351,650	1,020,735
Firstgroup plc *	1,501,461	2,181,985
Funding Circle Holdings plc *	178,604	529,014
Galliford Try plc	136,469	1,075,034
Games Workshop Group plc	37,462	2,106,827
Genus plc	80,419	2,696,179
Georgia Capital plc *	41,953	511,326
Gocompare.Com Group plc	485,355	512,639
Grafton Group plc	268,367	2,876,814
Grainger plc	735,622	2,329,071
Great Portland Estates plc	336,338	3,047,987
Greencore Group plc	545,740	1,420,412
Greene King plc	389,874	3,136,097
Greggs plc	124,209	3,403,462
Halfords Group plc	240,062	681,397
Hansteen Holdings plc	498,108	584,496
Hastings Group Holdings plc	387,727	880,133
Hays plc	1,654,799	3,095,191
Helical plc	117,955	538,930
Hill & Smith Holdings plc	98,577	1,498,412
Hochschild Mining plc	322,247	629,548
HomeServe plc	340,885	5,181,596
Hunting plc	173,823	1,112,959
Ibstock plc	482,530	1,447,470
IG Group Holdings plc	443,044	3,055,634
Indivior plc *	1,137,429	656,022
Inmarsat plc	565,763	3,894,885
IntegraFin Holdings plc	247,590	1,214,391
Intermediate Capital Group plc	347,188	5,750,008
International Personal Finance plc	280,718	563,277
Intu Properties plc (a)	1,088,815	1,272,161
ITE Group plc	881,177	870,738
IWG plc	829,133	3,533,277
J.D. Wetherspoon plc	84,542	1,418,270
John Laing Group plc	597,355	2,927,299
Jupiter Fund Management plc	525,597	2,437,862
Just Group plc *	1,142,346	689,094
KCOM Group plc	641,356	784,114
Keller Group plc	91,520	801,695
Kier Group plc (a)	192,910	676,426
Lancashire Holdings Ltd.	246,905	2,189,285
LondonMetric Property plc	794,512	2,044,865
Lookers plc	400,491	433,605
Man Group plc	1,858,163	3,425,919
Marshalls plc	247,419	2,012,972
Marston's plc	761,058	1,027,343
McCarthy & Stone plc	644,551	1,054,485
Metro Bank plc *(a)	112,566	969,737
Mitchells & Butlers plc *	275,810	962,938
Mitie Group plc	461,873	863,903
Moneysupermarket.com Group plc	653,299	3,013,710
Morgan Advanced Materials plc	346,323	1,079,041
N Brown Group plc	181,553	331,803
National Express Group plc	517,172	2,589,122
NCC Group plc	328,335	685,308
NewRiver REIT plc (a)	360,747	954,839

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Northgate plc	180,535	738,388
OneSavings Bank plc	298,825	1,514,089
Pagegroup plc	383,376	2,459,524
Paragon Banking Group plc	314,789	1,725,113
Petra Diamonds Ltd. *	1,025,638	283,880
Petrofac Ltd.	322,149	1,681,397
Pets at Home Group plc	579,659	1,343,577
Playtech plc	385,254	1,968,032
Plus500 Ltd.	134,927	1,074,452
Polypipe Group plc	235,544	1,269,457
Premier Foods plc *	890,612	398,497
Premier Oil plc *	1,022,101	1,014,373
Primary Health Properties plc	1,372,590	2,366,657
Provident Financial plc	312,651	1,781,963
PZ Cussons plc	222,220	568,575
QinetiQ Group plc	710,234	2,608,551
Rank Group plc	277,609	532,545
Rathbone Brothers plc	66,906	1,808,842
RDI REIT plc	317,123	430,079
Redrow plc	278,876	1,915,649
Renewi plc	934,486	397,516
Rhi Magnesita N.V.	44,421	2,680,716
Rotork plc	1,065,442	3,860,788
RPS Group plc	301,385	682,239
Safestore Holdings plc	248,345	1,986,074
Saga plc	1,408,615	755,618
Sanne Group plc	169,336	1,472,674
Savills plc	164,098	1,751,842
Schroder Real Estate Investment Trust Ltd.	669,290	483,367
Senior plc	527,003	1,527,739
Serco Group plc *	1,352,405	2,263,670
Shaftesbury plc	284,324	2,949,319
SIG plc	736,765	1,203,490
Sirius Minerals plc *(a)	6,483,249	1,307,438
Soco International plc	316,118	262,967
Softcat plc	151,073	1,731,801
Sophos Group plc	417,533	2,196,603
Spectris plc	144,116	4,508,399
Spire Healthcare Group plc	349,919	539,389
Sports Direct International plc *	236,689	857,380
SSP Group plc	533,337	4,503,860
ST Modwen Properties plc	214,268	1,174,776
Stagecoach Group plc	546,019	858,188
Stobart Group Ltd.	407,054	612,583
Superdry plc	86,097	501,347
Synthomer plc	328,236	1,518,311
TalkTalk Telecom Group plc (a)	820,140	1,206,333
TBC Bank Group plc	45,376	931,084
Ted Baker plc	33,984	584,676
Telecom Plus plc	71,108	1,331,820
The Go-Ahead Group plc	53,946	1,270,799
The Restaurant Group plc	595,002	978,672
The Unite Group plc	319,074	3,818,517
Thomas Cook Group plc *(a)	1,686,470	367,627
TP ICAP plc	711,786	2,463,533
Tritax Big Box REIT plc	2,102,073	3,926,489
Tullow Oil plc	1,713,714	4,318,850
UDG Healthcare plc	306,148	2,747,387
Ultra Electronics Holdings plc	85,035	1,661,261
Vectura Group plc *	814,167	813,244
Vesuvius plc	258,606	1,627,779
Victrex plc	99,775	2,498,780
WH Smith plc	128,888	3,187,277
William Hill plc	1,067,982	1,804,426
Security	Number of Shares	Value ($)
Wizz Air Holdings plc *	44,051	1,740,056
Workspace Group plc	162,689	1,808,569
		301,401,027
Total Common Stock
(Cost $2,234,720,378)		2,127,473,160

Preferred Stock 0.3% of net assets

Germany 0.2%
Draegerwerk AG & Co. KGaA	11,971	645,117
Jungheinrich AG	59,537	1,675,877
Schaeffler AG	91,910	673,718
Sixt SE	20,279	1,412,369
		4,407,081

Italy 0.0%
Danieli & C Officine Meccaniche S.p.A. - RSP	48,920	595,293

Republic of Korea 0.0%
Daishin Securities Co., Ltd.	37,880	291,042

Sweden 0.1%
Hemfosa Fastigheter AB	12,810	252,372
Klovern AB	21,988	775,120
		1,027,492
Total Preferred Stock
(Cost $7,226,862)		6,320,908

Rights 0.0% of net assets

Australia 0.0%
Freedom Foods Group Ltd. expires 06/11/19 *(b)	6,514	2,076

Singapore 0.0%
Frasers Centrepoint Trust expires 06/10/19 *(b)	20,585	1,047

Spain 0.0%
Almirall S.A. *(b)	73,564	17,082
Total Rights
(Cost $16,743)		20,205

Warrants 0.0% of net assets

Singapore 0.0%
Ezion Holdings Ltd. expires 04/16/23 *(b)	802,298	—
Total Warrants
(Cost $—)		—

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Companies 3.5% of net assets

Switzerland 0.2%
BB Biotech AG	67,414	4,456,958
HBM Healthcare Investments AG, Class A *	7,662	1,384,850
		5,841,808

United Kingdom 0.1%
F&C Commercial Property Trust Ltd.	618,552	944,903
Picton Property Income Ltd.	634,577	766,228
UK Commercial Property REIT Ltd.	792,642	913,128
		2,624,259

United States 3.2%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (c)	2,879,681	2,879,681
Securities Lending Collateral 3.1%
Wells Fargo Government Money Market Fund, Select Class 2.30% (c)	65,689,816	65,689,816
		68,569,497
Total Other Investment Companies
(Cost $76,348,318)		77,035,564

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/21/19	124	11,270,980	(148,315)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $61,327,637.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,783,156,097	$—	$—	$1,783,156,097
Australia	137,598,170	—	—*	137,598,170
Hong Kong	35,878,496	—	1,160*	35,879,656
Republic of Korea	104,017,828	—	273,861	104,291,689
Singapore	27,666,898	—	320,944*	27,987,842
Spain	38,559,706	—	—*	38,559,706
Preferred Stock[1]	6,320,908	—	—	6,320,908
Rights[1]
Australia	—	—	2,076	2,076
Singapore	—	—	1,047	1,047
Spain	—	—	17,082	17,082
Warrants[1]
Singapore	—	—	—*	—
Other Investment Companies[1]	77,035,564	—	—	77,035,564
Liabilities
Futures Contracts[2]	(148,315)	—	—	(148,315)
Total	$2,210,085,352	$—	$616,170	$2,210,701,522
*	Level 3 amount shown includes securities determined to have no value at May 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 97.0% of net assets

Brazil 6.8%
Ambev S.A.	5,439,644	24,388,349
Atacadao S.A.	450,527	2,664,444
B2W Cia Digital *	219,191	1,758,276
B3 S.A. - Brasil Bolsa Balcao	2,467,970	23,056,832
Banco Bradesco S.A.	1,274,514	10,630,718
Banco BTG Pactual S.A.	255,203	3,046,606
Banco do Brasil S.A.	1,292,480	17,120,143
Banco Santander Brasil S.A.	491,328	5,736,177
BB Seguridade Participacoes S.A.	836,622	6,377,683
BR Malls Participacoes S.A.	1,037,842	3,396,371
BRF S.A. *	682,175	4,827,368
CCR S.A.	1,374,262	4,693,921
Centrais Eletricas Brasileiras S.A.	415,617	3,653,531
Cielo S.A.	1,458,227	2,495,943
Companhia de Saneamento Basico do Estado de Sao Paulo	404,972	4,573,833
Companhia Siderurgica Nacional S.A.	722,259	3,051,851
Cosan S.A.	208,437	2,510,147
CVC Brasil Operadora e Agencia de Viagens S.A.	123,582	1,629,701
EDP - Energias do Brasil S.A.	410,099	2,078,573
Embraer S.A.	922,249	4,464,699
Energisa S.A.	205,591	2,364,002
Engie Brasil Energia S.A.	202,208	2,392,774
Equatorial Energia S.A.	206,391	4,542,353
Estacio Participacoes S.A.	298,649	2,246,887
Fleury S.A.	277,667	1,404,508
Grendene S.A.	484,527	873,891
Hapvida Participacoes e Investimentos S.A.	169,971	1,597,060
Hypera S.A.	498,989	3,852,301
IRB Brasil Resseguros S.A.	229,588	5,975,482
Itau Unibanco Holding S.A. ADR	5,798,137	51,603,419
JBS S.A.	1,215,618	6,788,629
Klabin S.A.	818,314	3,250,762
Kroton Educacional S.A.	1,914,103	5,056,158
Localiza Rent a Car S.A.	667,369	6,485,468
Lojas Americanas S.A.	307,104	1,012,069
Lojas Renner S.A.	988,311	11,119,256
M Dias Branco S.A.	115,393	1,140,546
Magazine Luiza S.A.	94,009	4,707,175
Multiplan Empreendimentos Imobiliarios S.A.	356,230	2,260,564
Natura Cosmeticos S.A.	248,949	3,814,623
Notre Dame Intermedica Participacoes S.A.	396,271	4,150,601
Odontoprev S.A.	316,740	1,320,559
Petrobras Distribuidora S.A.	414,285	2,704,113
Petroleo Brasileiro S.A.	3,621,807	26,119,868
Porto Seguro S.A.	120,900	1,636,956
Raia Drogasil S.A.	288,239	5,111,780
Rumo S.A. *	1,415,208	6,999,394
Sao Martinho S.A.	168,754	842,822
Security	Number of Shares	Value ($)
Sul America S.A.	293,446	2,617,055
Suzano S.A.	726,125	5,950,871
Tim Participacoes S.A.	1,078,637	3,031,118
Transmissora Alianca de Energia Eletrica S.A.	301,747	2,045,102
Ultrapar Participacoes S.A.	1,108,203	5,854,700
Vale S.A.	4,320,548	54,084,113
Via Varejo S.A. *	553,572	664,671
WEG S.A.	920,816	4,481,286
		382,258,102

Chile 1.0%
AES Gener S.A.	3,145,325	774,070
Aguas Andinas S.A., A Shares	3,530,346	1,954,854
Banco de Chile	34,000,980	4,898,469
Banco de Credito e Inversiones S.A.	55,475	3,570,047
Banco Santander Chile	76,380,430	5,397,215
Cencosud S.A.	1,655,317	3,020,203
Cia Cervecerias Unidas S.A.	201,306	2,733,252
Colbun S.A.	8,635,788	1,630,604
Empresa Nacional de Telecomunicaciones S.A. *	167,120	1,599,993
Empresas CMPC S.A.	1,365,258	3,639,916
Empresas COPEC S.A.	618,766	6,423,912
Enel Americas S.A.	33,331,740	5,327,232
Enel Chile S.A.	34,664,359	3,185,870
Engie Energia Chile S.A.	589,411	983,706
Itau CorpBanca	219,484,514	1,714,526
Latam Airlines Group S.A.	378,958	3,333,855
Parque Arauco S.A.	812,034	2,124,766
Plaza S.A.	285,750	640,955
S.A.C.I. Falabella	916,933	5,550,685
		58,504,130

China 31.8%
3SBio, Inc.	1,548,106	2,523,394
51job, Inc. ADR *	29,060	2,044,371
58.com, Inc. ADR *	121,096	6,906,105
Agile Group Holdings Ltd.	1,701,702	2,155,193
Agricultural Bank of China Ltd., H Shares	38,429,235	16,468,517
Air China Ltd., H Shares	2,386,135	2,212,498
Alibaba Group Holding Ltd. ADR *	1,502,486	224,261,060
Alibaba Health Information Technology Ltd. *	4,752,177	4,503,342
Alibaba Pictures Group Ltd. *	15,859,901	3,297,172
Aluminum Corp. of China Ltd., H Shares *	5,900,731	2,122,308
Angang Steel Co., Ltd., H Shares	1,921,160	864,951
Anhui Conch Cement Co., Ltd., H Shares	1,500,975	8,767,836
Anhui Expressway Co., Ltd., Class H	492,080	295,604
ANTA Sports Products Ltd.	1,505,252	9,215,182
Autohome, Inc. ADR *	69,673	5,984,911
AviChina Industry & Technology Co., Ltd., H Shares	3,219,248	1,827,124
BAIC Motor Corp., Ltd., H Shares	2,058,760	1,273,506
Baidu, Inc. ADR *	346,847	38,153,170

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bank of China Ltd., H Shares	94,694,041	39,251,791
Bank of Communications Co., Ltd., H Shares	9,817,456	7,688,132
BBMG Corp., H Shares	3,192,420	964,988
BeiGene Ltd. ADR *	42,575	5,020,870
Beijing Capital International Airport Co., Ltd., H Shares	2,307,917	1,951,584
Beijing Enterprises Holdings Ltd.	644,642	3,239,428
Beijing Enterprises Water Group Ltd. *	6,044,699	3,214,876
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,041,365	367,107
Beijing North Star Co., Ltd., H Shares	734,820	269,915
Bosideng International Holdings Ltd.	3,250,760	808,487
Brilliance China Automotive Holdings Ltd.	3,578,043	3,641,681
BYD Co., Ltd., H Shares (a)	873,053	5,111,010
BYD Electronic International Co., Ltd.	1,061,654	1,397,385
CAR, Inc. *(a)	889,851	700,255
Central China Securities Co., Ltd.	1,307,975	298,611
CGN Power Co., Ltd., H Shares	13,798,114	3,801,255
China Agri-Industries Holdings Ltd.	2,750,360	831,364
China BlueChemical Ltd., H Shares	2,409,535	832,829
China Cinda Asset Management Co., Ltd., H Shares	11,741,880	2,725,602
China CITIC Bank Corp., Ltd., H Shares	10,870,785	6,169,847
China Coal Energy Co., Ltd., H Shares	3,184,953	1,299,890
China Communications Construction Co., Ltd., H Shares	5,752,187	5,113,512
China Communications Services Corp., Ltd., H Shares	3,021,013	2,261,748
China Conch Venture Holdings Ltd.	2,009,858	6,523,890
China Construction Bank Corp., H Shares	111,356,898	88,056,676
China Dongxiang Group Co., Ltd.	7,001,566	857,274
China Eastern Airlines Corp., Ltd., H Shares	2,093,032	1,150,553
China Everbright Bank Co., Ltd., H Shares	4,071,541	1,838,296
China Everbright International Ltd.	4,703,718	4,451,421
China Everbright Ltd.	1,067,117	1,706,723
China Evergrande Group	2,665,350	7,087,838
China Foods Ltd.	934,559	357,587
China Galaxy Securities Co., Ltd., H Shares	4,684,168	2,515,174
China Gas Holdings Ltd.	2,034,704	6,539,661
China Hongqiao Group Ltd. (a)	3,018,824	2,183,103
China Huarong Asset Management Co., Ltd., H Shares	12,906,531	2,189,347
China Huishan Dairy Holdings Co., Ltd. *(b)	3,872,695	—
China International Capital Corp., Ltd., H Shares	1,274,755	2,315,209
China International Marine Containers Group Co., Ltd., H Shares	688,247	757,545
China Jinmao Holdings Group Ltd.	7,195,181	4,157,128
China Life Insurance Co., Ltd., H Shares	9,353,260	21,711,402
China Literature Ltd. *(a)	246,317	948,757
China Longyuan Power Group Corp., Ltd., H Shares	4,391,810	2,772,696
China Machinery Engineering Corp., H Shares	1,247,488	548,920
China Medical System Holdings Ltd.	1,642,984	1,445,892
China Merchants Bank Co., Ltd., H Shares	4,744,966	22,845,651
China Merchants Port Holdings Co., Ltd.	1,674,114	2,929,494
China Merchants Securities Co., Ltd., H Shares	1,174,073	1,361,170
China Minsheng Banking Corp., Ltd., H Shares	8,388,615	6,098,438
China Mobile Ltd.	6,593,297	57,561,163
China Molybdenum Co., Ltd., H Shares	5,126,880	1,608,577
Security	Number of Shares	Value ($)
China National Building Material Co., Ltd., H Shares	5,144,175	3,956,275
China Oilfield Services Ltd., H Shares	2,444,404	2,185,468
China Overseas Land & Investment Ltd.	4,795,908	16,637,697
China Pacific Insurance (Group) Co., Ltd., H Shares	3,230,519	11,948,786
China Petroleum & Chemical Corp., H Shares	32,095,990	21,368,535
China Power International Development Ltd.	6,081,021	1,574,440
China Railway Construction Corp., Ltd., H Shares	2,336,901	2,733,148
China Railway Group Ltd., H Shares	5,051,528	3,775,495
China Railway Signal & Communication Corp., Ltd., H shares	2,046,581	1,346,890
China Reinsurance Group Corp., H shares	8,217,942	1,498,831
China Resources Beer Holdings Co., Ltd.	1,983,372	8,676,644
China Resources Cement Holdings Ltd.	2,961,884	2,568,801
China Resources Gas Group Ltd.	972,954	4,659,676
China Resources Land Ltd.	3,353,256	13,643,031
China Resources Pharmaceutical Group Ltd.	2,164,227	2,826,547
China Resources Power Holdings Co., Ltd.	2,231,716	3,250,562
China Shenhua Energy Co., Ltd., H Shares	4,314,399	8,859,305
China South City Holdings Ltd.	4,132,363	595,567
China Southern Airlines Co., Ltd., H Shares	2,207,243	1,418,842
China State Construction International Holdings Ltd.	2,349,620	2,406,393
China Taiping Insurance Holdings Co., Ltd.	1,904,105	4,893,498
China Telecom Corp., Ltd., H Shares	17,159,146	8,622,741
China Tower Corp., Ltd., H Shares	43,940,326	9,863,463
China Traditional Chinese Medicine Holdings Co., Ltd.	3,188,633	1,683,675
China Unicom Hong Kong Ltd.	7,390,859	7,795,678
China Vanke Co., Ltd., H Shares	1,977,194	6,997,868
China Zhongwang Holdings Ltd.	1,880,009	896,778
Chongqing Rural Commercial Bank Co., Ltd., H Shares	4,230,671	2,163,750
CIFI Holdings Group Co., Ltd.	4,006,300	2,396,458
CIMC Enric Holdings Ltd.	901,524	732,437
CITIC Ltd.	6,270,459	8,509,312
CITIC Securities Co., Ltd., H Shares	2,973,698	5,415,999
CNOOC Ltd.	19,911,591	32,455,648
COSCO Shipping Development Co., Ltd., H Shares *	5,482,610	671,293
COSCO Shipping Energy Transportation Co., Ltd., H Shares	1,528,412	799,241
COSCO SHIPPING Holdings Co., Ltd., H Shares *	3,081,240	1,135,735
COSCO SHIPPING Ports Ltd.	2,145,648	2,085,292
Country Garden Holdings Co., Ltd.	9,164,953	12,390,521
Country Garden Services Holdings Co., Ltd.	1,609,810	3,301,522
CRRC Corp., Ltd., H Shares	5,037,969	4,317,956
CSC Financial Co., Ltd., H Shares	1,047,270	742,655
CSPC Pharmaceutical Group Ltd.	5,551,749	8,950,151
Ctrip.com International Ltd. ADR *	475,516	16,433,833
Dali Foods Group Co., Ltd.	2,975,557	2,129,044
Datang International Power Generation Co., Ltd., H Shares	5,199,786	1,299,855
Dongfang Electric Corp., Ltd., Class H *	428,768	279,992
Dongfeng Motor Group Co., Ltd., H Shares	3,755,692	3,094,396
ENN Energy Holdings Ltd.	938,173	8,435,785
Everbright Securities Co., Ltd., H Shares	267,061	213,906
Far East Horizon Ltd.	2,805,154	2,987,423
Fosun International Ltd.	2,781,179	3,589,739

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fullshare Holdings Ltd. *(a)	10,222,949	951,815
Future Land Development Holdings Ltd.	1,972,400	2,150,872
Fuyao Glass Industry Group Co., Ltd., H Shares	650,545	1,941,541
GCL-Poly Energy Holdings Ltd. *	18,215,389	1,103,534
GDS Holdings Ltd. ADR *	51,320	1,667,387
Geely Automobile Holdings Ltd.	6,077,111	9,967,623
Genscript Biotech Corp. *	1,080,305	2,334,067
GF Securities Co., Ltd., H Shares	2,044,727	2,331,451
GOME Retail Holdings Ltd. *(a)	14,024,717	1,377,331
Great Wall Motor Co., Ltd., H Shares (a)	3,886,199	2,825,227
Greentown China Holdings Ltd.	1,050,971	698,364
Guangdong Investment Ltd.	3,701,062	7,278,874
Guangshen Railway Co., Ltd., H shares	2,340,085	820,763
Guangzhou Automobile Group Co., Ltd., H Shares	4,189,793	4,039,874
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	280,814	1,172,961
Guangzhou R&F Properties Co., Ltd., H Shares	1,351,207	2,557,462
Guotai Junan Securities Co., Ltd., H Shares	1,063,824	1,815,429
Haidilao International Holding Ltd. (a)	446,468	1,571,639
Haier Electronics Group Co., Ltd.	1,579,296	4,024,505
Haitian International Holdings Ltd.	727,460	1,438,117
Haitong Securities Co., Ltd., H Shares	4,353,638	4,464,387
Health & Happiness H&H International Holdings Ltd. (a)	219,102	1,196,034
Hengan International Group Co., Ltd.	887,382	6,507,766
HengTen Networks Group Ltd. *	28,450,437	703,954
Hopson Development Holdings Ltd.	811,661	811,604
Huadian Fuxin Energy Corp., Ltd., H Shares	3,323,808	640,127
Huadian Power International Corp., Ltd., H Shares	1,852,226	767,769
Huaneng Power International, Inc., H Shares	5,441,942	3,428,738
Huaneng Renewables Corp., Ltd., H Shares	6,365,690	1,721,214
Huatai Securities Co., Ltd., H Shares	2,187,938	3,465,853
Huaxin Cement Co., Ltd., B Shares	560,000	1,596,000
Huazhu Group Ltd. ADR	129,791	3,971,605
Industrial & Commercial Bank of China Ltd., H Shares	97,737,930	69,807,910
iQIYI, Inc. ADR *	162,980	2,971,125
JD.com, Inc. ADR *	997,511	25,695,883
Jiangsu Expressway Co., Ltd., H Shares	1,618,849	2,254,667
Jiangxi Bank Co., Ltd., H Shares *	1,070,659	839,808
Jiangxi Copper Co., Ltd., H Shares	1,717,957	2,145,104
Jiayuan International Group Ltd.	1,464,720	681,869
Kingboard Holdings Ltd.	918,939	2,414,390
Kingboard Laminates Holdings Ltd.	1,334,209	1,138,422
Kingsoft Corp., Ltd. *	1,138,354	3,136,061
Kunlun Energy Co., Ltd.	3,589,275	3,305,197
KWG Group Holdings Ltd.	1,545,940	1,551,747
Landing International Development Ltd. *	2,099,107	414,973
Lee & Man Paper Manufacturing Ltd.	1,998,208	1,299,763
Legend Holdings Corp., H Shares	509,182	1,228,705
Li Ning Co., Ltd. *	2,149,403	3,558,328
Livzon Pharmaceutical Group, Inc., H Shares	138,480	432,720
Logan Property Holdings Co., Ltd.	1,317,637	1,946,067
Longfor Group Holdings Ltd.	2,042,479	7,489,433
Luye Pharma Group Ltd.	2,152,914	1,620,064
Maanshan Iron & Steel Co., Ltd., H Shares	2,313,963	985,726
Meitu, Inc. *	2,158,257	729,462
Meituan Dianping., Class B *	625,782	4,832,709
Security	Number of Shares	Value ($)
Metallurgical Corp. of China Ltd., H Shares	3,915,379	1,043,695
Momo, Inc. ADR	119,406	3,292,023
NetEase, Inc. ADR	89,505	22,251,838
New China Life Insurance Co., Ltd., H Shares	1,151,534	5,346,033
New Oriental Education & Technology Group, Inc. ADR *	171,907	14,723,835
Nine Dragons Paper Holdings Ltd.	2,048,697	1,633,094
NIO, Inc. ADR *(a)	194,523	593,295
Orient Securities Co., Ltd., H Shares	1,264,539	803,184
PetroChina Co., Ltd., H Shares	25,981,760	14,514,302
PICC Property & Casualty Co., Ltd., H Shares	8,569,958	9,257,966
Pinduoduo, Inc. ADR *	134,907	2,619,894
Ping An Healthcare & Technology Co., Ltd. *(a)	200,168	898,650
Ping An Insurance Group Co. of China Ltd., H Shares	6,220,292	68,704,018
Poly Property Group Co., Ltd.	2,752,238	947,771
Postal Savings Bank of China Co., Ltd., H Shares	11,393,171	6,815,080
Qingdao Port International Co., Ltd., H Shares	1,280,786	855,975
Red Star Macalline Group Corp., Ltd., H Shares	806,717	718,175
Shandong Chenming Paper Holdings Ltd., H Shares	1,453,139	683,891
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	2,133,559	1,855,848
Shanghai Electric Group Co., Ltd., H Shares	3,854,275	1,361,683
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	691,678	2,033,426
Shanghai Industrial Holdings Ltd.	703,280	1,465,662
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	1,129,158	2,229,355
Shenzhen Expressway Co., Ltd., H shares	1,088,982	1,259,742
Shenzhen International Holdings Ltd.	1,196,763	2,103,347
Shenzhen Investment Ltd.	4,856,647	1,790,144
Shenzhou International Group Holdings Ltd.	912,291	10,757,065
Shimao Property Holdings Ltd.	1,438,368	4,118,507
Sihuan Pharmaceutical Holdings Group Ltd.	4,730,397	1,061,851
SINA Corp. *	76,021	3,060,605
Sino Biopharmaceutical Ltd.	7,957,140	8,027,623
Sino-Ocean Group Holding Ltd.	4,017,342	1,603,750
Sinofert Holdings Ltd. *	2,423,032	281,225
Sinopec Engineering Group Co., Ltd., H shares	1,979,401	1,610,675
Sinopec Oilfield Service Corp., H Shares *	4,950,011	631,335
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	4,508,082	1,966,398
Sinopharm Group Co., Ltd., H Shares	1,388,523	5,215,451
Sinotrans Ltd., H Shares	2,393,282	879,103
Sinotruk Hong Kong Ltd.	734,877	1,392,794
SOHO China Ltd.	2,918,648	912,014
Sunac China Holdings Ltd.	2,752,474	11,865,701
Sunny Optical Technology Group Co., Ltd.	827,623	7,056,469
TAL Education Group ADR *	399,551	13,748,550
Tencent Holdings Ltd.	7,104,730	295,405,549
The People's Insurance Co. Group of China Ltd., H Shares	10,137,866	3,982,454
TravelSky Technology Ltd., H Shares	1,329,238	2,753,228
Tsingtao Brewery Co., Ltd., H Shares	525,226	3,191,998
Vipshop Holdings Ltd. ADR *	515,413	3,886,214
Weibo Corp. ADR *	62,568	2,597,823

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Weichai Power Co., Ltd., H Shares	2,396,093	3,642,784
Wuxi Biologics Cayman, Inc. *	681,666	6,442,335
Xiaomi Corp., Class B *	11,302,904	13,810,488
Xinhua Winshare Publishing and Media Co., Ltd., H Shares	400,336	273,680
Xinjiang Goldwind Science & Technology Co., Ltd. H Shares	647,679	681,502
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., H Shares (a)	235,899	481,393
Yangzijiang Shipbuilding Holdings Ltd.	2,848,194	2,835,053
Yanlord Land Group Ltd.	1,162,035	1,004,702
Yanzhou Coal Mining Co., Ltd., H Shares	2,567,437	2,413,352
Yuexiu Property Co., Ltd.	7,891,758	1,791,625
YY, Inc. ADR *	52,778	3,612,654
Zhaojin Mining Industry Co., Ltd., H Shares	1,064,197	977,255
Zhejiang Expressway Co., Ltd., H Shares	1,800,338	1,880,578
ZhongAn Online P&C Insurance Co., Ltd., H Shares *(a)	422,357	1,206,650
Zhongsheng Group Holdings Ltd.	785,973	1,978,829
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	635,855	3,422,347
Zijin Mining Group Co., Ltd., H Shares	7,586,220	2,680,147
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	2,240,470	1,311,612
ZTE Corp., H Shares *	944,585	2,272,146
ZTO Express Cayman, Inc. ADR	417,248	7,527,154
		1,801,453,187

Colombia 0.4%
Almacenes Exito S.A.	247,137	1,033,894
Bancolombia S.A.	350,593	3,890,398
Bancolombia S.A. ADR	140,312	6,590,455
Corp. Financiera Colombiana S.A. *	130,620	904,544
Ecopetrol S.A. ADR	296,907	4,866,306
Grupo de Inversiones Suramericana S.A.	319,937	3,157,228
Interconexion Electrica S.A. ESP	582,266	2,798,695
		23,241,520

Czech Republic 0.2%
CEZ A/S	206,411	4,794,841
Komercni Banka A/S	94,853	3,572,078
Moneta Money Bank A/S	720,070	2,345,186
O2 Czech Republic A/S	62,285	671,706
Philip Morris CR A/S	479	285,148
		11,668,959

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	1,913,949	7,751,493

Greece 0.4%
Alpha Bank AE *	1,813,156	3,414,629
Eurobank Ergasias S.A. *	3,168,577	3,089,541
FF Group *(b)	50,437	—
Hellenic Petroleum S.A.	62,891	590,796
Hellenic Telecommunications Organization S.A.	278,067	3,795,834
JUMBO S.A.	129,848	2,300,669
Motor Oil Hellas Corinth Refineries S.A.	75,558	1,919,716
Mytilineos Holdings S.A.	170,312	1,853,272
National Bank of Greece S.A. *	612,456	1,616,138
Security	Number of Shares	Value ($)
OPAP S.A.	271,031	2,831,470
Titan Cement Co. S.A.	60,305	1,223,056
		22,635,121

Hungary 0.4%
Magyar Telekom Telecommunications plc	512,471	732,977
MOL Hungarian Oil & Gas plc	555,985	6,247,298
OTP Bank plc	284,489	11,855,695
Richter Gedeon Nyrt	177,719	3,188,018
		22,023,988

India 12.3%
3M India Ltd. *	1,714	559,316
ABB India Ltd.	62,042	1,397,055
ACC Ltd.	55,746	1,348,631
Adani Enterprises Ltd.	240,433	533,883
Adani Ports & Special Economic Zone Ltd.	885,445	5,290,468
Adani Power Ltd. *	1,211,516	875,287
Adani Transmission Ltd. *	315,464	1,067,824
Aditya Birla Capital Ltd. *	531,143	755,278
Alkem Laboratories Ltd.	36,819	947,984
Ambuja Cements Ltd.	1,019,340	3,372,874
Ashok Leyland Ltd.	1,537,387	1,960,028
Asian Paints Ltd.	361,950	7,308,984
Aurobindo Pharma Ltd.	322,101	3,107,717
Avenue Supermarts Ltd. *	145,504	2,762,418
Axis Bank Ltd. *	2,250,327	26,099,967
Bajaj Auto Ltd.	109,244	4,586,473
Bajaj Finance Ltd.	213,540	10,623,493
Bajaj Finserv Ltd.	47,041	5,526,796
Bajaj Holdings & Investment Ltd.	33,142	1,662,729
Bandhan Bank Ltd.	123,520	1,048,723
Bank of Baroda *	688,038	1,315,532
Bank of India *	470,040	638,377
Berger Paints India Ltd.	306,449	1,452,408
Bharat Electronics Ltd.	734,418	1,176,586
Bharat Forge Ltd.	235,944	1,582,242
Bharat Heavy Electricals Ltd.	1,132,160	1,140,425
Bharat Petroleum Corp., Ltd.	1,257,400	7,385,672
Bharti Airtel Ltd.	2,065,254	10,336,457
Bharti Infratel Ltd.	1,046,397	4,038,969
Biocon Ltd.	198,542	1,543,808
Bosch Ltd.	9,318	2,369,616
Britannia Industries Ltd.	75,472	3,164,320
Cadila Healthcare Ltd.	294,422	1,047,716
Canara Bank *	191,331	735,221
Castrol India Ltd.	504,071	1,064,685
Cipla Ltd.	423,181	3,393,463
Coal India Ltd.	1,815,963	6,605,515
Colgate-Palmolive (India) Ltd.	99,428	1,644,049
Container Corp. Of India Ltd.	275,062	2,092,036
Cummins India Ltd.	69,699	790,138
Dabur India Ltd.	665,153	3,779,059
Dalmia Bharat Ltd. *	52,634	892,474
Divi's Laboratories Ltd.	97,378	2,224,885
DLF Ltd.	503,377	1,381,030
Dr. Reddy's Laboratories Ltd.	99,273	3,815,226
Eicher Motors Ltd.	16,892	4,835,003
Emami Ltd.	139,610	697,737
Exide Industries Ltd.	278,627	851,378
Federal Bank Ltd.	1,616,234	2,489,591
Future Retail Ltd. *	266,845	1,721,692
GAIL India Ltd.	668,344	3,462,015
Gillette India Ltd.	9,511	1,015,273
GlaxoSmithKline Consumer Healthcare Ltd.	13,168	1,396,900
Glenmark Pharmaceuticals Ltd.	176,025	1,377,436

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GMR Infrastructure Ltd. *	1,140,517	253,662
Godrej Consumer Products Ltd.	483,245	4,770,997
Godrej Industries Ltd.	90,483	638,459
Grasim Industries Ltd.	419,228	5,330,338
GRUH Finance Ltd.	191,276	871,829
Havells India Ltd.	294,629	3,162,058
HCL Technologies Ltd.	683,666	10,717,835
HDFC Asset Management Co., Ltd.	23,860	606,777
HDFC Life Insurance Co., Ltd.	486,296	3,081,773
Hero MotoCorp Ltd.	123,753	4,759,406
Hindalco Industries Ltd.	1,130,334	3,195,176
Hindustan Petroleum Corp., Ltd.	754,940	3,512,482
Hindustan Unilever Ltd.	876,965	22,505,722
Hindustan Zinc Ltd.	311,426	1,098,395
Housing Development Finance Corp., Ltd.	2,136,144	66,901,579
ICICI Lombard General Insurance Co., Ltd.	188,952	3,189,813
ICICI Prudential Life Insurance Co., Ltd.	391,870	2,180,297
IDFC First Bank Ltd. *	2,693,037	1,754,365
Indiabulls Housing Finance Ltd.	401,606	4,532,609
Indian Oil Corp., Ltd.	2,732,510	6,491,016
Infosys Ltd.	4,739,279	50,169,901
InterGlobe Aviation Ltd.	116,607	2,804,776
ITC Ltd.	3,783,255	15,121,348
Jindal Steel & Power Ltd. *	490,421	1,126,280
JSW Energy Ltd. *	502,703	529,095
JSW Steel Ltd.	1,507,246	5,876,186
Kansai Nerolac Paints Ltd.	169,361	1,121,155
L&T Finance Holdings Ltd.	637,045	1,225,346
Larsen & Toubro Infotech Ltd.	40,180	1,029,158
Larsen & Toubro Ltd.	426,901	9,540,934
LIC Housing Finance Ltd.	324,385	2,600,060
Lupin Ltd.	291,001	3,113,099
Mahindra & Mahindra Financial Services Ltd.	362,788	2,194,961
Mahindra & Mahindra Ltd.	727,643	6,755,818
Mangalore Refinery & Petrochemicals Ltd.	257,940	234,285
Marico Ltd.	619,407	3,305,844
Maruti Suzuki India Ltd.	151,914	14,974,999
Motherson Sumi Systems Ltd.	1,244,117	2,059,210
Mphasis Ltd.	106,115	1,513,280
MRF Ltd.	1,000	792,999
Muthoot Finance Ltd.	98,789	922,383
Nestle India Ltd.	29,124	4,805,060
NHPC Ltd.	2,988,384	1,074,152
NMDC Ltd.	918,657	1,335,318
NTPC Ltd.	3,007,282	5,749,937
Oil & Natural Gas Corp., Ltd.	3,881,698	9,577,357
Oil India Ltd.	355,100	917,160
Oracle Financial Services Software Ltd.	32,200	1,579,361
Page Industries Ltd.	4,422	1,253,626
Petronet LNG Ltd.	645,206	2,287,204
Pidilite Industries Ltd.	151,209	2,798,152
Piramal Enterprises Ltd.	108,011	3,445,240
Power Finance Corp., Ltd. *	829,081	1,478,733
Power Grid Corp. of India Ltd.	945,764	2,568,947
Punjab National Bank *	888,154	1,027,814
Rajesh Exports Ltd.	186,005	1,754,992
RBL Bank Ltd.	397,775	3,923,170
REC Ltd.	864,444	1,792,985
Reliance Capital Ltd.	193,958	338,565
Reliance Industries Ltd.	3,876,680	73,991,583
Reliance Infrastructure Ltd.	201,666	300,945
Reliance Power Ltd. *	686,086	73,343
SBI Life Insurance Co., Ltd.	195,782	1,950,340
Shree Cement Ltd.	10,915	3,385,915
Shriram Transport Finance Co., Ltd.	209,853	3,505,919
Siemens Ltd.	114,111	2,082,419
State Bank of India *	2,184,829	11,050,917
Steel Authority of India Ltd. *	1,290,264	928,477
Security	Number of Shares	Value ($)
Sun Pharmaceutical Industries Ltd.	1,371,365	8,064,914
Sun TV Network Ltd.	101,470	799,559
Tata Communications Ltd.	113,888	884,091
Tata Consultancy Services Ltd.	1,128,286	35,561,661
Tata Motors Ltd. *	1,229,060	3,043,937
Tata Motors Ltd., A Shares, DVR *	500,910	603,396
Tata Power Co., Ltd.	1,242,509	1,226,619
Tata Steel Ltd.	343,372	2,405,877
Tech Mahindra Ltd.	586,067	6,394,146
Titan Co., Ltd.	403,852	7,161,015
Torrent Pharmaceuticals Ltd.	56,678	1,272,650
Torrent Power Ltd.	163,187	575,909
TVS Motor Co., Ltd.	74,095	509,587
UltraTech Cement Ltd.	134,765	9,204,812
United Breweries Ltd.	86,500	1,668,902
United Spirits Ltd. *	388,076	3,085,230
UPL Ltd.	446,686	6,402,769
Vedanta Ltd.	2,114,958	4,872,298
Vodafone Idea Ltd. *	9,280,995	1,857,764
Voltas Ltd.	131,914	1,098,128
Wipro Ltd.	1,839,851	7,560,968
Yes Bank Ltd.	2,170,933	4,604,077
Zee Entertainment Enterprises Ltd.	662,706	3,399,053
		698,093,560

Indonesia 2.4%
Barito Pacific Tbk PT	4,064,071	939,669
PT Adaro Energy Tbk	18,010,925	1,634,202
PT Astra Agro Lestari Tbk	490,138	362,302
PT Astra International Tbk	25,425,253	13,271,546
PT Bank Central Asia Tbk	11,907,120	24,277,260
PT Bank Danamon Indonesia Tbk	3,579,992	1,161,350
PT Bank Mandiri (Persero) Tbk	23,015,473	12,376,511
PT Bank Negara Indonesia (Persero) Tbk	9,181,563	5,403,757
PT Bank Rakyat Indonesia (Persero) Tbk	65,246,862	18,743,187
PT Bukit Asam Tbk	5,131,112	1,100,102
PT Bumi Serpong Damai Tbk *	8,418,849	796,318
PT Charoen Pokphand Indonesia Tbk	9,110,300	3,127,726
PT Gudang Garam Tbk	574,250	3,237,889
PT Hanjaya Mandala Sampoerna Tbk	11,231,237	2,659,771
PT Indah Kiat Pulp & Paper Corp. Tbk	3,271,820	1,776,606
PT Indocement Tunggal Prakarsa Tbk	1,707,525	2,536,313
PT Indofood CBP Sukses Makmur Tbk	2,964,352	2,035,428
PT Indofood Sukses Makmur Tbk	5,717,068	2,643,731
PT Jasa Marga Persero Tbk	2,423,220	967,760
PT Kalbe Farma Tbk	24,064,768	2,368,961
PT Matahari Department Store Tbk	3,368,862	885,145
PT Media Nusantara Citra Tbk	6,755,239	539,567
PT Perusahaan Gas Negara Tbk	13,705,784	1,978,204
PT Semen Indonesia (Persero) Tbk	3,701,423	2,995,371
PT Surya Citra Media Tbk	8,642,334	999,114
PT Telekomunikasi Indonesia (Persero) Tbk	58,221,165	15,909,094
PT Tower Bersama Infrastructure Tbk	2,028,616	520,213
PT Unilever Indonesia Tbk	1,357,964	4,233,974
PT United Tractors Tbk	1,971,529	3,501,717
PT Vale Indonesia Tbk *	2,633,264	498,148
PT XL Axiata Tbk *	3,978,373	797,208
		134,278,144

Kuwait 1.0%
Agility Public Warehousing Co. KSC	1,276,798	3,057,772
Ahli United Bank BSC	5,811,454	4,791,968
Boubyan Bank KSCP	1,087,878	2,033,517
Boubyan Petrochemicals Co. KSCP	468,435	1,445,008
Gulf Bank KSCP	2,174,428	2,235,861
Humansoft Holding Co. KSC	124,051	1,358,285

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kuwait Finance House KSCP	4,465,313	9,975,075
Mobile Telecommunications Co. KSC	2,657,818	4,575,219
National Bank of Kuwait SAKP	7,616,020	24,244,163
		53,716,868

Malaysia 3.1%
AirAsia Group Berhad	1,668,400	1,150,621
Alliance Bank Malaysia Berhad	1,635,680	1,502,772
AMMB Holdings Berhad	2,571,772	2,718,757
Astro Malaysia Holdings Berhad	1,949,200	646,555
Axiata Group Berhad	5,644,157	6,316,930
British American Tobacco Malaysia Berhad	186,600	1,335,879
CIMB Group Holdings Berhad	8,681,643	10,918,091
Dialog Group Berhad	5,800,000	4,595,156
DiGi.com Berhad	4,590,400	5,444,288
FGV Holdings Berhad *	2,766,300	752,555
Fraser & Neave Holdings Berhad	80,700	658,618
Gamuda Berhad	2,629,516	2,189,956
Genting Berhad	2,783,100	4,243,887
Genting Malaysia Berhad	3,425,320	2,566,640
HAP Seng Consolidated Berhad	953,934	2,253,656
Hartalega Holdings Berhad	1,879,000	2,331,655
Hong Leong Bank Berhad	793,007	3,595,545
Hong Leong Financial Group Berhad	253,000	1,145,911
IHH Healthcare Berhad	3,586,400	4,707,123
IJM Corp. Berhad	3,999,836	2,118,992
IOI Corp. Berhad	4,100,292	4,217,220
IOI Properties Group Berhad	2,157,150	689,794
KLCCP Stapled Group	557,544	1,025,812
Kuala Lumpur Kepong Berhad	593,148	3,510,338
Malayan Banking Berhad	7,423,451	15,978,888
Malaysia Airports Holdings Berhad	1,060,600	1,857,727
Maxis Berhad	3,557,124	4,702,653
MISC Berhad	1,725,800	2,862,262
Nestle Malaysia Berhad	71,571	2,510,664
Petronas Chemicals Group Berhad	3,573,700	7,095,379
Petronas Dagangan Berhad	328,100	2,016,909
Petronas Gas Berhad	962,136	4,054,724
PPB Group Berhad	833,877	3,737,074
Press Metal Aluminium Holdings Berhad	2,311,132	2,470,796
Public Bank Berhad	3,900,454	21,966,523
QL Resources Berhad	684,900	1,117,937
RHB Bank Berhad	1,488,600	2,071,003
Sime Darby Berhad	4,137,100	2,290,436
Sime Darby Plantation Berhad	4,548,600	5,058,221
Sime Darby Property Berhad	4,878,600	1,234,057
Telekom Malaysia Berhad	1,641,800	1,414,365
Tenaga Nasional Berhad	4,887,274	14,811,688
Top Glove Corp. Berhad	2,088,200	2,516,504
UEM Sunrise Berhad	1,411,200	289,615
Westports Holdings Berhad	1,040,400	963,310
YTL Corp. Berhad	6,068,564	1,650,916
YTL Power International Berhad	3,433,503	692,354
		174,000,756

Mexico 3.2%
Alfa S.A.B. de C.V., A Shares	3,932,842	3,587,617
Alpek S.A.B. de C.V.	242,065	273,027
Alsea S.A.B. de C.V. *	680,063	1,327,773
America Movil S.A.B. de C.V., Series L	34,261,273	24,091,118
Arca Continental S.A.B. de C.V.	429,030	2,291,558
Banco del Bajio S.A.	902,541	1,742,816
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	2,194,646	3,211,704
Becle S.A.B. de C.V.	632,537	922,769
Security	Number of Shares	Value ($)
Cemex S.A.B. de C.V., Series CPO *	19,007,440	7,743,898
Coca-Cola Femsa S.A.B. de C.V.	698,348	4,352,145
Concentradora Fibra Danhos S.A. de C.V.	181,363	221,854
El Puerto de Liverpool S.A.B. de C.V., Series C1	243,499	1,362,298
Fibra Uno Administracion S.A. de C.V.	3,838,249	4,922,212
Fomento Economico Mexicano S.A.B. de C.V.	2,641,135	24,537,378
GMexico Transportes S.A.B. de C.V.	363,312	440,906
Gruma S.A.B. de C.V., B Shares	288,170	2,746,442
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	410,710	2,477,265
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	434,635	4,250,498
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	258,000	4,070,721
Grupo Bimbo S.A.B. de C.V., Series A	2,935,935	5,920,823
Grupo Carso S.A.B. de C.V., Series A1	546,968	2,011,718
Grupo Comercial Chedraui S.A. de C.V.	393,647	663,187
Grupo Elektra S.A.B. de C.V.	77,508	4,734,464
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,516,847	19,114,332
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	2,914,259	3,863,587
Grupo Lala S.A.B. de C.V.	720,015	838,546
Grupo Mexico S.A.B. de C.V., Series B	4,430,564	11,049,582
Grupo Televisa S.A.B., Series CPO	3,077,203	5,727,145
Industrias Bachoco S.A.B. de C.V., Series B	138,940	611,048
Industrias Penoles S.A.B. de C.V.	168,660	1,886,078
Infraestructura Energetica Nova S.A.B. de C.V.	676,711	2,753,565
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares *	916,439	1,651,894
Megacable Holdings S.A.B. de C.V., Series CPO	405,718	1,673,847
Mexichem S.A.B. de C.V.	1,328,580	2,778,220
Nemak S.A.B. de C.V.	781,120	360,459
Promotora y Operadora de Infraestructura S.A.B. de C.V.	281,265	2,736,567
Regional S.A.B. de C.V.	307,898	1,490,232
Telesites S.A.B. de C.V. *	1,590,379	1,037,195
Wal-Mart de Mexico S.A.B. de C.V.	6,465,744	18,235,235
		183,711,723

Peru 0.4%
Companhia de Minas Buenaventura S.A. ADR	281,936	4,276,969
Credicorp Ltd.	84,583	18,929,675
		23,206,644

Philippines 1.5%
Aboitiz Power Corp.	1,744,737	1,220,891
Alliance Global Group, Inc.	5,946,352	1,778,399
Ayala Corp.	316,760	5,580,845
Ayala Land, Inc.	8,917,723	8,462,784
Bank of the Philippine Islands	2,219,937	3,438,794
BDO Unibank, Inc.	2,434,417	6,440,627
Bloomberry Resorts Corp.	4,795,247	1,088,471
DMCI Holdings, Inc.	5,176,310	1,049,929
Globe Telecom, Inc.	39,798	1,655,675
GT Capital Holdings, Inc.	109,995	1,819,859
International Container Terminal Services, Inc.	1,344,973	3,506,764
JG Summit Holdings, Inc.	3,452,614	4,143,587
Jollibee Foods Corp.	498,365	2,751,656

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LT Group, Inc.	3,455,286	989,666
Manila Electric Co.	319,654	2,359,364
Megaworld Corp.	14,603,012	1,651,766
Metro Pacific Investments Corp.	17,628,558	1,520,840
Metropolitan Bank & Trust Co.	1,976,903	2,719,326
PLDT, Inc.	144,696	3,744,936
San Miguel Corp.	398,645	1,432,985
San Miguel Food & Beverage, Inc.	697,648	1,436,464
Semirara Mining & Power Corp.	1,434,863	605,184
SM Investments Corp.	616,825	11,139,532
SM Prime Holdings, Inc.	11,433,640	8,724,121
Universal Robina Corp.	1,180,562	3,779,718
		83,042,183

Qatar 1.4%
Barwa Real Estate Co.	238,386	2,350,501
Commercial Bank QSC	251,612	3,209,980
Doha Bank QPSC	176,875	1,128,013
Ezdan Holding Group QSC *	143,377	293,374
Gulf International Services QSC *	85,581	448,948
Industries Qatar QSC	251,735	7,881,951
Masraf Al Rayan QSC	474,659	4,719,278
Mesaieed Petrochemical Holding Co.	557,149	4,013,793
Ooredoo QPSC	114,818	2,031,811
Qatar Aluminum Manufacturing co.	319,240	880,311
Qatar Electricity & Water Co. QSC	66,191	2,999,633
Qatar Fuel QSC	57,334	3,243,880
Qatar Gas Transport Co., Ltd.	390,417	2,301,144
Qatar Insurance Co. SAQ	168,275	1,617,607
Qatar International Islamic Bank QSC	53,829	1,079,256
Qatar Islamic Bank SAQ	146,677	6,731,685
Qatar National Bank QPSC	556,312	28,725,101
Qatar Navigation QSC	76,606	1,325,527
United Development Co. QSC	255,775	958,203
Vodafone Qatar QSC	450,282	873,121
		76,813,117

Russia 4.5%
Aeroflot PJSC	577,739	831,914
ALROSA PAO	3,085,122	4,174,827
Federal Grid Co. Unified Energy System PJSC	427,855,971	1,134,246
Gazprom PJSC *	13,246,432	43,740,449
Inter RAO UES PJSC	51,564,065	3,177,378
LUKOIL PJSC	617,411	49,935,024
Magnit PJSC *	93,024	5,338,710
Magnitogorsk Iron & Steel Works OJSC	2,519,182	1,726,925
MMC Norilsk Nickel PJSC	58,402	12,298,791
Mobile TeleSystems PJSC	1,242,454	4,878,932
Moscow Exchange MICEX-RTS PJSC	2,170,751	2,824,188
Mosenergo PJSC	8,924,558	314,285
NovaTek PJSC	1,349,263	27,403,143
Novolipetsk Steel AO	1,146,128	3,031,885
PhosAgro PJSC *	41,496	1,572,792
Polyus PJSC *	25,086	1,991,168
Rosneft Oil Co. PJSC	1,288,508	8,564,834
Rosseti PJSC	23,653,116	451,302
Rostelecom PJSC	1,147,147	1,355,805
RusHydro PJSC	172,519,103	1,429,838
RussNeft PJSC *	84,672	740,898
Sberbank of Russia PJSC	12,675,070	45,383,430
Severstal PJSC	257,491	4,096,693
Sistema PJSC	6,447,312	892,746
Surgutneftegas PJSC	9,226,909	3,532,614
Tatneft PJSC	1,897,434	21,802,304
Security	Number of Shares	Value ($)
Unipro JSC	20,001,236	764,847
VTB Bank PJSC GDR	2,200,722	2,539,633
		255,929,601

Saudi Arabia 0.8%
Abdullah Al Othaim Markets Co.	22,173	458,199
Advanced Petrochemical Co.	31,071	459,808
Al Rajhi Bank	381,830	7,004,654
Alinma Bank	223,814	1,438,244
Almarai Co. JSC	149,900	2,038,450
Bank Al-Jazira	123,713	480,951
Bank AlBilad *	114,527	725,575
Bupa Arabia for Cooperative Insurance Co.	20,530	481,726
Dar Al Arkan Real Estate Development Co. *	205,142	552,464
Emaar Economic City *	119,751	288,972
Etihad Etisalat Co. *	110,229	646,029
Fawaz Abdulaziz Al Hokair & Co. *	43,948	248,429
Jarir Marketing Co.	15,192	676,487
Mobile Telecommunications Co. *	106,373	304,057
Mouwasat Medical Services Co.	13,838	314,370
National Commercial Bank	335,931	4,881,742
National Industrialization Co. *	127,545	552,983
National Petrochemical Co.	41,020	265,566
Rabigh Refining & Petrochemical Co. *	110,949	561,497
Riyad Bank	414,092	2,925,977
Sahara International Petrochemical Co.	108,428	618,705
Samba Financial Group	287,083	2,679,191
Saudi Airlines Catering Co.	28,087	624,597
Saudi Arabian Fertilizer Co.	47,417	1,003,882
Saudi Arabian Mining Co. *	108,292	1,378,789
Saudi Basic Industries Corp.	232,912	6,943,235
Saudi Cement Co.	18,738	316,268
Saudi Electricity Co.	247,578	1,062,836
Saudi Ground Services Co.	46,868	336,168
Saudi Industrial Investment Group	87,139	557,638
Saudi Kayan Petrochemical Co. *	209,464	654,584
Saudi Pharmaceutical Industries & Medical Appliances Corp.	39,671	270,795
Saudi Research & Marketing Group *	25,202	638,391
Saudi Telecom Co.	96,779	2,596,016
Seera Group Holding	59,355	269,367
The Co. for Cooperative Insurance *	18,089	334,254
The Qassim Cement Co.	28,108	328,271
The Savola Group *	77,435	689,623
Yanbu Cement Co.	39,445	315,005
Yanbu National Petrochemical Co.	63,018	1,068,686
		47,992,481

South Africa 7.3%
Absa Group Ltd.	885,068	10,274,875
African Rainbow Minerals Ltd.	132,749	1,504,169
Anglo American Platinum Ltd.	81,652	4,110,112
AngloGold Ashanti Ltd.	508,256	6,796,997
Aspen Pharmacare Holdings Ltd.	457,563	3,078,394
Assore Ltd.	37,608	986,062
Attacq Ltd.	635,484	567,057
AVI Ltd.	429,030	2,635,333
Barloworld Ltd.	282,718	2,565,679
Bid Corp., Ltd.	419,935	8,778,610
Brait SE *	469,183	539,202
Capitec Bank Holdings Ltd.	67,441	6,111,547
Clicks Group Ltd.	307,223	4,023,920
Coronation Fund Managers Ltd.	408,064	1,308,496
Dis-Chem Pharmacies Ltd.	516,260	897,581
Discovery Ltd.	442,401	4,215,991

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Distell Group Holdings Ltd.	85,532	750,179
Exxaro Resources Ltd.	308,418	3,599,110
FirstRand Ltd.	3,908,708	17,962,738
Fortress REIT Ltd., Class A	1,463,897	2,006,165
Fortress REIT Ltd., Class B	1,290,085	1,047,488
Gold Fields Ltd.	974,460	4,380,468
Growthpoint Properties Ltd.	3,544,980	5,890,645
Harmony Gold Mining Co., Ltd. *	557,681	967,298
Hyprop Investments Ltd.	294,675	1,431,727
Impala Platinum Holdings Ltd. *	830,036	3,307,030
Imperial Logistics Ltd.	212,226	877,332
Investec Ltd.	394,837	2,324,134
JSE Ltd.	132,041	1,320,183
KAP Industrial Holdings Ltd.	2,474,726	1,178,077
Kumba Iron Ore Ltd.	67,739	2,056,902
Liberty Holdings Ltd.	169,114	1,264,739
Life Healthcare Group Holdings Ltd.	1,722,573	2,739,314
MAS Real Estate, Inc.	556,447	774,038
Massmart Holdings Ltd.	144,104	666,694
MMI Holdings Ltd.	1,379,197	1,776,400
Mondi Ltd.	142,331	2,928,748
Motus Holdings Ltd.	212,226	1,254,040
Mr Price Group Ltd.	318,361	4,311,514
MTN Group Ltd.	2,245,885	15,834,974
MultiChoice Group Ltd. *	530,479	4,441,703
Naspers Ltd., N Shares	530,968	119,474,092
Nedbank Group Ltd.	492,230	8,860,985
NEPI Rockcastle plc	446,547	3,774,829
Netcare Ltd.	1,811,495	2,314,533
Northam Platinum Ltd. *	436,619	1,688,890
Old Mutual Ltd.	5,948,899	8,597,962
Pepkor Holdings Ltd.	987,452	1,209,429
Pick n Pay Stores Ltd.	481,483	2,347,302
Pioneer Foods Group Ltd.	212,330	1,054,540
PSG Group Ltd.	200,719	3,351,177
Rand Merchant Investment Holdings Ltd.	978,466	2,212,681
Redefine Properties Ltd.	7,220,211	4,498,527
Remgro Ltd.	640,147	8,142,169
Resilient REIT Ltd.	366,224	1,483,764
Reunert Ltd.	212,953	1,007,897
RMB Holdings Ltd.	860,635	4,869,689
Sanlam Ltd.	2,163,823	11,320,403
Santam Ltd.	37,664	783,965
Sappi Ltd.	674,690	2,553,695
Sasol Ltd.	694,689	17,493,803
Shoprite Holdings Ltd.	569,145	6,724,571
Sibanye Gold Ltd. *	2,189,249	2,069,316
Standard Bank Group Ltd.	1,575,234	21,506,286
Super Group Ltd. *	443,545	1,057,256
Telkom S.A. SOC Ltd.	356,923	2,248,805
The Bidvest Group Ltd.	432,230	6,149,053
The Foschini Group Ltd.	286,693	3,468,084
The SPAR Group Ltd.	252,731	3,324,435
Tiger Brands Ltd.	211,760	3,200,074
Truworths International Ltd.	508,023	2,500,419
Tsogo Sun Holdings Ltd.	669,844	986,073
Vodacom Group Ltd.	762,020	6,218,649
Vukile Property Fund Ltd.	881,952	1,254,089
Woolworths Holdings Ltd.	1,215,657	3,820,457
		415,053,564

Taiwan 12.6%
Acer, Inc. *	3,602,086	2,170,652
Advantech Co., Ltd.	465,256	3,900,129
ASE Technology Holding Co.,Ltd. *	4,165,120	7,878,977
Asia Cement Corp.	2,781,286	3,967,924
Asustek Computer, Inc.	871,426	5,981,793
AU Optronics Corp.	10,797,530	3,176,498
Security	Number of Shares	Value ($)
Capital Securities Corp.	3,611,644	1,056,788
Catcher Technology Co., Ltd.	884,224	5,370,376
Cathay Financial Holding Co., Ltd.	9,938,189	12,826,512
Chailease Holding Co., Ltd.	1,350,000	4,975,089
Chang Hwa Commercial Bank Ltd.	7,580,999	4,784,213
Cheng Shin Rubber Industry Co., Ltd.	2,357,277	2,990,172
Chicony Electronics Co., Ltd.	811,951	1,923,768
China Airlines Ltd.	2,974,872	916,576
China Development Financial Holding Corp.	17,438,308	5,130,131
China Life Insurance Co., Ltd.	3,246,497	2,505,798
China Motor Corp.	809,000	705,036
China Steel Corp.	15,174,956	11,664,735
Chunghwa Telecom Co., Ltd.	4,745,310	16,887,224
Compal Electronics, Inc.	5,160,638	3,207,799
CTBC Financial Holding Co., Ltd.	23,184,792	15,364,852
Delta Electronics, Inc.	2,699,148	12,166,978
E.Sun Financial Holding Co., Ltd.	12,983,422	11,253,326
Eclat Textile Co., Ltd.	240,510	3,123,111
Epistar Corp.	1,355,828	1,018,613
Eternal Materials Co., Ltd.	1,664,213	1,400,334
Eva Airways Corp.	3,330,982	1,585,806
Evergreen Marine Corp., Ltd.	2,682,037	1,026,576
Far Eastern International Bank	3,488,856	1,329,876
Far Eastern New Century Corp.	4,975,799	5,162,711
Far EasTone Telecommunications Co., Ltd.	2,035,280	5,053,997
Feng Hsin Steel Co., Ltd.	791,000	1,603,894
Feng TAY Enterprise Co., Ltd.	421,200	3,184,399
First Financial Holding Co., Ltd.	12,629,632	9,029,013
Formosa Chemicals & Fibre Corp.	4,137,008	14,068,117
Formosa Petrochemical Corp.	1,676,660	6,152,394
Formosa Plastics Corp.	5,961,560	20,838,351
Formosa Taffeta Co., Ltd.	1,426,000	1,754,730
Foxconn Technology Co., Ltd.	1,378,315	2,681,419
Fubon Financial Holding Co., Ltd.	9,251,114	12,656,724
Giant Manufacturing Co., Ltd.	345,752	2,455,400
Globalwafers Co., Ltd.	267,451	2,580,389
Hon Hai Precision Industry Co., Ltd.	14,874,092	34,770,910
Hotai Motor Co., Ltd.	400,000	6,402,531
HTC Corp. *	853,778	974,975
Hua Nan Financial Holdings Co., Ltd.	10,904,521	7,226,563
Innolux Corp.	10,750,029	2,547,021
Inventec Corp.	3,762,145	2,832,394
Largan Precision Co., Ltd.	129,956	15,498,114
Lite-On Technology Corp.	2,742,107	3,912,029
MediaTek, Inc.	1,812,713	17,833,254
Mega Financial Holding Co., Ltd.	13,711,901	13,446,230
Nan Ya Plastics Corp.	6,987,816	17,352,109
Nanya Technology Corp.	1,035,000	2,016,797
Novatek Microelectronics Corp.	712,608	3,775,780
OBI Pharma, Inc. *	147,666	663,300
Oriental Union Chemical Corp.	764,000	588,482
Pegatron Corp.	2,567,657	4,182,976
Pou Chen Corp.	3,253,792	3,689,947
President Chain Store Corp.	690,400	6,573,678
Quanta Computer, Inc.	3,286,000	6,122,433
Realtek Semiconductor Corp.	574,336	3,633,601
Shin Kong Financial Holding Co., Ltd.	12,862,843	3,572,503
SinoPac Financial Holdings Co., Ltd.	13,144,699	5,093,636
Synnex Technology International Corp.	1,702,956	2,060,516
Taishin Financial Holding Co., Ltd.	12,356,607	5,511,369
Taiwan Business Bank	5,419,576	2,220,119
Taiwan Cement Corp.	5,588,770	7,584,286
Taiwan Cooperative Financial Holding Co., Ltd.	11,833,652	7,692,576
Taiwan Fertilizer Co., Ltd.	917,508	1,448,277
Taiwan Glass Industry Corp.	2,857,311	1,098,184
Taiwan High Speed Rail Corp.	2,614,000	3,596,963
Taiwan Mobile Co., Ltd.	1,978,524	7,385,238

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Taiwan Secom Co., Ltd.	428,000	1,206,320
Taiwan Semiconductor Manufacturing Co., Ltd.	29,938,500	223,029,395
Teco Electric & Machinery Co., Ltd.	2,184,000	1,578,629
TPK Holding Co., Ltd.	461,000	732,059
Transcend Information, Inc.	430,000	975,279
U-Ming Marine Transport Corp.	230,000	228,818
Uni-President Enterprises Corp.	6,051,676	15,563,504
Unimicron Technology Corp.	1,627,348	1,541,766
United Microelectronics Corp.	14,486,850	5,911,597
Vanguard International Semiconductor Corp.	1,118,000	2,132,555
Walsin Lihwa Corp.	3,404,000	1,695,943
Walsin Technology Corp.	573,000	2,881,993
Wistron Corp.	3,764,080	2,679,060
Yageo Corp.	484,000	3,996,014
Yuanta Financial Holding Co., Ltd.	14,286,700	8,021,793
Yulon Motor Co., Ltd.	1,068,192	805,896
		711,798,612

Thailand 3.7%
Advanced Info Service PCL NVDR	1,405,000	8,568,291
Airports of Thailand PCL NVDR	5,370,100	10,817,407
Bangkok Bank PCL NVDR	486,900	3,023,173
Bangkok Dusit Medical Services PCL NVDR	10,762,900	8,672,216
Bangkok Expressway & Metro PCL NVDR	10,137,982	3,619,850
Bangkok Life Assurance PCL NVDR	688,100	597,922
Banpu PCL NVDR	5,531,300	2,604,198
Berli Jucker PCL NVDR	1,220,650	1,726,016
BTS Group Holdings PCL NVDR	10,237,000	3,687,552
Bumrungrad Hospital PCL NVDR	393,700	2,083,727
Central Pattana PCL NVDR	3,187,200	7,175,543
Charoen Pokphand Foods PCL NVDR	4,337,800	3,803,585
CP ALL PCL NVDR	6,678,700	16,829,965
Delta Electronics Thailand PCL NVDR	301,721	605,396
Digital Telecommunications Infrastructure Fund	5,935,800	2,982,201
Electricity Generating PCL NVDR	297,300	2,790,050
Energy Absolute PCL NVDR	2,155,697	3,661,228
Global Power Synergy PCL NVDR	350,749	623,418
Gulf Energy Development PCL NVDR	761,194	2,477,383
Home Product Center PCL NVDR	7,768,819	4,148,607
Indorama Ventures PCL NVDR	2,213,500	3,217,347
Intouch Holdings PCL NVDR	2,450,700	4,472,010
IRPC PCL NVDR	13,563,400	2,031,456
Kasikornbank PCL NVDR	2,573,700	15,166,918
Krung Thai Bank PCL NVDR	8,213,000	4,956,736
Land & Houses PCL NVDR	8,600,400	2,880,614
Minor International PCL NVDR	4,496,880	5,506,094
Muangthai Capital PCL NVDR	643,166	1,092,351
PTT Exploration & Production PCL NVDR	1,719,604	6,819,190
PTT Global Chemical PCL NVDR	2,565,014	4,923,757
PTT PCL NVDR	18,080,800	26,423,477
Ratch Group PCL NVDR	1,175,900	2,285,105
Siam City Cement PCL NVDR	112,600	779,190
Thai Airways International PCL NVDR *	1,428,000	455,733
Thai Oil PCL NVDR	1,399,400	2,619,937
Thai Union Group PCL NVDR	3,745,900	2,142,374
The Siam Cement PCL NVDR	1,038,100	14,826,486
The Siam Commercial Bank PCL NVDR	3,069,800	12,561,469
TMB Bank PCL NVDR	28,122,800	1,679,504
Total Access Communication PCL NVDR	960,200	1,486,683
True Corp. PCL NVDR	13,539,966	2,104,957
		208,929,116

Security	Number of Shares	Value ($)
Turkey 0.7%
Akbank T.A.S. *	3,255,524	3,336,052
Anadolu Efes Biracilik Ve Malt Sanayii A/S	300,330	990,696
Arcelik A/S *	267,479	798,452
Aselsan Elektronik Sanayi Ve Ticaret A/S	281,999	883,353
BIM Birlesik Magazalar A/S	282,790	3,862,186
Coca-Cola Icecek A/S	75,243	350,966
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,289,763	447,307
Enerjisa Enerji A/S	473,328	433,937
Enka Insaat ve Sanayi A/S	704,979	640,269
Eregli Demir ve Celik Fabrikalari T.A.S.	1,625,583	2,019,565
Ford Otomotiv Sanayi A/S	75,858	715,599
Haci Omer Sabanci Holding A/S	1,039,223	1,380,134
KOC Holding A/S	1,039,190	2,890,176
Koza Altin Isletmeleri A/S *	59,880	488,222
Petkim Petrokimya Holding A/S *	907,854	752,960
Soda Sanayii A/S	516,260	614,843
TAV Havalimanlari Holding A/S	229,151	998,964
Tekfen Holding A/S	214,744	915,550
Tofas Turk Otomobil Fabrikasi A/S	203,436	589,846
Tupras-Turkiye Petrol Rafinerileri A/S	160,914	3,612,234
Turk Hava YollariI AO *	724,379	1,550,383
Turk Telekomunikasyon A/S *	556,917	442,812
Turkcell Iletisim Hizmetleri A/S	1,297,341	2,587,724
Turkiye Garanti Bankasi A/S *	2,620,804	3,561,381
Turkiye Halk Bankasi A/S	753,816	684,624
Turkiye Is Bankasi A/S, C Shares *	1,590,803	1,395,716
Turkiye Sise ve Cam Fabrikalari A/S	825,922	735,958
Turkiye Vakiflar Bankasi T.A.O., Class D	1,251,124	791,111
Ulker Biskuvi Sanayi A/S	203,436	664,100
Yapi ve Kredi Bankasi A/S *	2,087,915	711,995
		39,847,115

United Arab Emirates 1.0%
Abu Dhabi Commercial Bank PJSC	3,132,934	7,659,401
Abu Dhabi Islamic Bank PJSC	742,862	904,030
Abu Dhabi National Oil Co. for Distribution PJSC	1,323,384	969,182
Air Arabia PJSC *	2,582,934	724,299
Aldar Properties PJSC	4,906,574	2,431,179
Arabtec Holding PJSC	969,054	406,290
DAMAC Properties Dubai Co. PJSC *	1,926,859	451,144
Dana Gas PJSC	4,836,004	1,303,434
DP World PLC	208,505	3,567,521
Dubai Financial Market PJSC *	2,663,322	515,538
Dubai Investments PJSC	2,867,082	999,119
Dubai Islamic Bank PJSC	2,169,873	2,977,365
Emaar Development PJSC	1,025,880	1,094,838
Emaar Malls PJSC	3,338,563	1,763,310
Emaar Properties PJSC	4,607,468	5,607,085
Emirates Telecommunications Group Co. PJSC	2,072,976	9,199,180
First Abu Dhabi Bank PJSC	3,451,530	13,963,610
		54,536,525
Total Common Stock
(Cost $5,135,615,620)		5,490,486,509

Preferred Stock 2.8% of net assets

Brazil 2.4%
Alpargatas S.A.	265,291	1,244,318
Azul S.A. *	234,948	2,352,841
Banco Bradesco S.A.	4,968,415	46,962,844

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Banco do Estado do Rio Grande do Sul S.A., Class B	251,006	1,522,939
Bradespar S.A.	294,169	2,307,119
Braskem S.A., A Shares *	227,965	2,491,402
Centrais Eletricas Brasileiras S.A., B Shares	255,731	2,330,351
Cia Brasileira de Distribuicao	193,835	4,318,504
Cia de Transmissao de Energia Electrica Paulista	230,633	1,331,572
Companhia Energetica de Minas Gerais	1,288,823	4,859,756
Companhia Paranaense de Energia, B Shares	151,860	1,862,170
Gerdau S.A.	1,262,867	4,474,751
Itausa - Investimentos Itau S.A.	5,445,906	17,237,578
Lojas Americanas S.A.	942,145	3,884,687
Petroleo Brasileiro S.A.	4,981,856	32,517,479
Telefonica Brasil S.A.	523,851	6,430,370
Usinas Siderurgicas de Minas Gerais S.A., A Shares	517,681	1,084,453
		137,213,134

Chile 0.1%
Embotelladora Andina S.A., B Shares	231,384	772,278
Sociedad Quimica y Minera de Chile S.A., B Shares	121,604	3,681,014
		4,453,292

Colombia 0.1%
Grupo Aval Acciones y Valores S.A.	5,110,976	1,781,808
Grupo de Inversiones Suramericana S.A.	90,921	817,384
		2,599,192

Russia 0.2%
Bashneft PJSC	10,290	270,198
Surgutneftegas PJSC	10,419,023	6,472,182
Tatneft PJSC *	145,281	1,303,356
Transneft PJSC	1,490	3,690,618
		11,736,354
Total Preferred Stock
(Cost $127,281,151)		156,001,972

Rights 0.0% of net assets

China 0.0%
China International Marine Containers Group Co., Ltd. expires 05/03/19 *(b)	6,585	—
Legend Holdings Corp. expires 05/23/19 *(b)	38,995	—
Total Rights
(Cost $—)		—
Security	Number of Shares	Value ($)
Warrants 0.0% of net assets

Thailand 0.0%
Minor International PCL *(b)	222,244	21,910
Total Warrants
(Cost $—)		21,910

Other Investment Companies 0.2% of net assets

United States 0.2%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (c)	3,524,105	3,524,105
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.30% (c)	8,570,708	8,570,708
Total Other Investment Companies
(Cost $12,094,813)		12,094,813

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 06/21/19	234	11,702,340	98,452
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,065,176.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
DVR –	Differential Voting Rights
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
REIT –	Real Estate Investment Trust

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,666,398,201	$—	$—	$3,666,398,201
China	1,801,453,187	—	—*	1,801,453,187
Greece	22,635,121	—	—*	22,635,121
Preferred Stock[1]	156,001,972	—	—	156,001,972
Rights[1]
China	—	—	—*	—
Warrants[1]
Thailand	—	—	21,910	21,910
Other Investment Companies[1]	12,094,813	—	—	12,094,813
Futures Contracts[2]	98,452	—	—	98,452
Total	$5,658,681,746	$—	$21,910	$5,658,703,656
*	Level 3 amount shown includes securities determined to have no value at May 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab International Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab International Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89451MAY19